  As Filed With The Securities And Exchange Commission On January 31, 1997

                                                       Registration No. 33-80958

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 6

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 17

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V

      (Formerly National Home Life Assurance Company Separate Account V)
                          (Exact Name of Registrant)
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                (Formerly National Home Life Assurance Company)
                              (Name of Depositor)

                                20 Moores Road
                          Frazer, Pennsylvania 19355
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number (800) 523-7900

                      Kimberly A. Scouller, Esquire
                  Providian Life and Health Insurance Company
                            400 West Market Street
                                P.O. Box 32830
                          Louisville, Kentucky 40232
                    (Name and Address of Agent for Service)


                                  Copies to:
                           Michael Berenson, Esquire
                            Ann B. Furman, Esquire
                      Jorden Burt Berenson & Johnson LLP
                      1025 Thomas Jefferson Street, N.W.
                                Suite 400 East
                          Washington, D.C. 20007-0805

                    Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[x] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[_] On ________________, pursuant to paragraph (b)(1)(v) of Rule 485.

[_] 60 Days after filing pursuant to paragraph (a)(1) of Rule 485.

[_] On ________________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant registered an indefinite amount of securities being offered. Registrant filed the Rule 24f-2 notice for the fiscal year ended December 31, 1995, on February 27, 1996.

This post-effective amendment shall not supercede or effect this Registration Statement as it applies to Providian Advisor's Edge Variable Annuity.

                             PURSUANT TO RULE 481

              Showing Location in Part A (Prospectus) and Part B
            (Statement of Additional Information) of Registration
                 Statement of Information Required by Form N-4

                                    PART A
Item of
Form N-4                                                         Prospectus Caption
--------                                                         ------------------
 1.  Cover Page................................................  Cover Page
 2.  Definitions...............................................  GLOSSARY
 3.  Synopsis..................................................  HIGHLIGHTS; FEE TABLE; Performance Measures
 4.  Condensed Financial Information...........................  Not Applicable
 5.  General Description of Registrant, Depositor, and
     Portfolio Companies.......................................  Providian Life and Health Insurance Company,
                                                                 Providian Life and Health Insurance Company
                                                                 Separate Account V; Providian Series Trust;
                                                                 The Portfolios; Voting Rights
 6.  Deductions................................................  Charges and Deductions; FEDERAL TAX CONSIDERATIONS;
                                                                 FEE TABLE
 7.  General Description of Variable Annuity Contracts.........  CONTRACT FEATURES; Distribution-at-Death Rules;
                                                                 Voting Rights; Allocation of Purchase Payments;
                                                                 Exchanges Among the Portfolios; Additions,
                                                                 Deletions, or Substitutions of Investments
 8.  Annuity Period............................................  Annuity Payment Options
 9.  Death Benefit.............................................  Death of Annuitant Prior to Annuity Date

10.  Purchases and Contract Value..............................  Contract Purchase and Purchase Payments;
                                                                 Accumulated Value
11.  Redemptions...............................................  Full and Partial Withdrawals; Annuity Payment
                                                                 Options; Right to Cancel Period
12.  Taxes.....................................................  FEDERAL TAX CONSIDERATIONS
13.  Legal Proceedings.........................................  Part B: Legal Proceedings
14.  Table of Contents of the Statement of Additional
     Information...............................................  Table of Contents of PGA Retirement Annuity
                                                                 Statement of Additional Information

                                    PART B

Item of                                                          Statement of Additional
Form N-4                                                         Information Caution
--------.......................................................  -----------------------
15.  Cover Page................................................  Cover Page
16.  Table of Contents.........................................  Table of Contents
17.  General Information and History...........................  THE COMPANY
18.  Services..................................................  Part A: Auditors; Part B: SAFEKEEPING OF
                                                                 ACCOUNT ASSETS; DISTRIBUTION OF THE CONTRACTS
19.  Purchase of Securities Being Offered......................  DISTRIBUTION OF THE CONTRACTS; Exchanges
20.  Underwriters..............................................  DISTRIBUTION OF THE CONTRACTS
21.  Calculation of Performance Data...........................  PERFORMANCE INFORMATION
22.  Annuity Payments..........................................  Computations of Annuity Income Payments
23.  Financial Statements......................................  FINANCIAL STATEMENTS

                  THIS ANNUITY IS NOT YET AVAILABLE FOR SALE.

        PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V
                                  PROSPECTUS
                                    FOR THE
                            PGA RETIREMENT ANNUITY
                                  OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                                P.O. BOX 32700
                          LOUISVILLE, KENTUCKY 40232

The PGA Retirement Annuity contract (the "Contract"), offered through Providian Life and Health Insurance Company (the "Company," "us," "we" or "our"), provides a vehicle for investing on a tax-deferred basis in 5 investment company Portfolios. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes.

The minimum initial Purchase Payment for Non-Qualified Contracts is $3,000. The minimum initial purchase payment for Qualified Contracts is $2,000 (or $50 monthly by payroll deduction). The Contract is a flexible-premium deferred variable annuity that provides for a Right to Cancel Period of 10 days (30 days or more in some instances) plus a 5 day grace period to allow for mail delivery during which you may cancel your investment in the Contract.

Your Net Purchase Payments for the Contract may be allocated among 5 Subaccounts of Providian Life and Health Insurance Company's Separate Account
V. Assets of each Subaccount are invested in one of the following Portfolios:

                           . CAPITAL PRESERVATION PORTFOLIO
                           . INCOME ORIENTED PORTFOLIO
                           . GROWTH AND INCOME PORTFOLIO
                           . CAPITAL GROWTH PORTFOLIO
                           . MAXIMUM APPRECIATION PORTFOLIO

Depending upon the state of issue and provisions of your Contract, your initial Net Purchase Payment(s), when your Contract is issued, either will be
(i) invested in a sixth Subaccount, the Money Market Fund, during your Right to Cancel Period or (ii) invested immediately in your chosen Portfolio(s). (The Money Market Fund and the Portfolios are collectively referred to as "Portfolios").

The Contract's Accumulated Value varies with the investment performance of the Portfolio(s) you select. You bear all investment risk associated with the Portfolios. Investment results for your Contract are not guaranteed.

The Contract offers a number of ways of withdrawing monies at a future date, including a lump sum payment and several Annuity Payment Options. Full or partial withdrawals of the Contract's Surrender Value may be made at any time, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% federal tax penalty (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed and/or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

This Prospectus sets forth the information you should know before investing in the Contract. It must be accompanied by a current Prospectus for the Portfolios. Please read the Prospectus carefully and retain it for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by calling our Administrative Offices at 1-800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

             The date of this Prospectus is January 29, 1997
                                                                        FM-1189

                               TABLE OF CONTENTS

                                                                            PAGE
GLOSSARY...................................................................   3
HIGHLIGHTS.................................................................   6
FEE TABLE..................................................................   8
Financial Statements.......................................................   9
Performance Measures.......................................................   9
Additional Performance Measures............................................  10
Yield and Effective Yield..................................................  10
The Company and the Separate Account.......................................  11
Providian Series Trust.....................................................  11
The Portfolios.............................................................  11
The Money Market Fund......................................................  12
CONTRACT FEATURES..........................................................  12
  Right to Cancel Period...................................................  12
  Contract Purchase and Purchase Payments..................................  12
  Purchasing by Wire.......................................................  13
  Allocation of Purchase Payments..........................................  13
  Charges and Deductions...................................................  13
  Accumulated Value........................................................  15
  Exchanges Among the Portfolios...........................................  15
  Full and Partial Withdrawals.............................................  16
  Systematic Withdrawal Option.............................................  16
  IRS-Required Distributions...............................................  17
  Minimum Balance Requirement..............................................  17
  Designation of an Annuitant's Beneficiary................................  17
  Death of Annuitant Prior to Annuity Date.................................  18
  Annuity Date.............................................................  18
  Lump Sum Payment Option..................................................  18
  Annuity Payment Options..................................................  18
  Deferment of Payment.....................................................  19
FEDERAL TAX CONSIDERATIONS.................................................  20
GENERAL INFORMATION........................................................  23

                                    GLOSSARY

Accumulation Unit - A measure of your ownership interest in the Contract prior to the Annuity Date.

Accumulation Unit Value - The value of each Accumulation Unit which is calculated each Valuation Period.

Accumulated Value - The value of all amounts accumulated under the Contract prior to the Annuity Date.

Adjusted Death Benefit - The sum of all Net Purchase Payments made during the first six Contract Years, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period ending before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

Annual Contract Fee - The $30 annual fee charged by the Company to cover the cost of administering each Contract. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount.

Annuitant - The person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuitant's Beneficiary - The person(s) to whom any benefits are due upon the Annuitant's death prior to the Annuity Date.

Annuity Date - The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

Annuity Payment - One of a series of payments made under an Annuity Payment Option.

Annuity Payment Option - One of several ways in which withdrawals from the Contract may be made. Under a Fixed Annuity Option (see "Annuity Payment Options," page 18), the dollar amount of each Annuity Payment does not change over time. Under a Variable Annuity Option (see "Annuity Payment Options," page
18), the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose. Annuity Payments are based on the Contract's Accumulated Value as of 10 Business Days prior to the Annuity Date.

Annuity Unit - Unit of measure used to calculate Variable Annuity Payments (see "Annuity Payment Options," page 18).

Annuity Unit Value - The value of each Annuity Unit which is calculated each Valuation Period.

Business Day - A day when the New York Stock Exchange is open for trading.

Company ("we," "us," "our") - Providian Life and Health Insurance Company, a Missouri stock company.

Contract Anniversary - Any anniversary of the Contract Date.

Contract Date - The date of issue of this Contract.

Contract Owner ("you," "your") - The person or persons designated as the Contract Owner in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, make permitted withdrawals and Exchanges among Subaccounts.

Contract Year - A period of 12 months starting with the Contract Date or any Contract Anniversary.

Death Benefit - The greater of the Contract's Accumulated Value on the date the Company receives due Proof of Death of the Annuitant or the Adjusted Death Benefit.

Exchange - One Exchange will be deemed to occur with each voluntary transfer from any Subaccount.

General Account - The account which contains all of our assets other than those held in our separate accounts.

Net Purchase Payment - Any Purchase Payment less the applicable Premium Tax, if any.

Non-Qualified Contract - Any Contract other than those described under the Qualified Contract reference in this Glossary.

Owner's Designated Beneficiary - The person to whom ownership of this Contract passes upon the Contract Owner's death, unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit. (Note: this transfer of ownership to the Owner's Designated Beneficiary will generally not be subject to probate, but will be subject to estate and inheritance taxes. Consult with your tax and estate adviser to be sure which rules will apply to you.)

Payee - The Contract Owner, Annuitant, Annuitant's Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Portfolio - A separate investment series of the Trust. The Trust currently offers 6 series in the PGA Retirement Annuity: the Capital Preservation Portfolio, the Income Oriented Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, the Maximum Appreciation Portfolio, and the Money Market Fund (each a "Portfolio" and, collectively, the "Portfolios"). In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio/Fund.

Premium Tax - A regulatory tax that may be assessed by certain states on the Purchase Payments you make to this Contract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

Proof of Death - (a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof of death satisfactory to the Company.

Purchase Payment - Any premium payment. The minimum initial Purchase Payment is $3,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts); each additional Purchase Payment must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Qualified Contract - An annuity contract as defined under Sections 403(b) and 408(b) of the Internal Revenue Code of 1986, as amended (the "Code").

Right to Cancel Period - The period during which the Contract can be canceled and treated as void from the Contract Date.

Separate Account - That portion of Providian Life and Health Insurance Company's Separate Account V dedicated to the Contract. The Separate Account consists of assets that are segregated by Providian Life and Health Insurance Company and, for Contract Owners, invested in the Portfolios. The Separate Account is independent of the general assets of the Company.

Subaccount - That portion of the Separate Account that invests in shares of the Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios.

Surrender Value - The Accumulated Value less any Premium Taxes incurred but not yet deducted.

Trust - The Providian Series Trust.

Underlying Funds - Four series of the Trust in which the Portfolios, other than the Money Market Fund, invest. The four series are the High Quality Stock Fund, Fixed Income Fund, International Active Fund, and Money Market Fund.

Valuation Period - The performance of your Contract is measured by using the Accumulation Unit Value. This value is calculated at the close of each Business Day. A Valuation Period is defined as the period of time between the close of business on one Business Day and the close of business on the following Business Day.

                                   HIGHLIGHTS

YOU CAN FIND DEFINITIONS OF IMPORTANT TERMS IN THE GLOSSARY (PAGE 3).

PGA RETIREMENT ANNUITY

The Contract provides a vehicle for investing on a tax-deferred basis in 5 investment company Portfolios. Monies may be subsequently withdrawn from the Contract either as a lump sum or as annuity income as permitted under the Contract. Accumulated Values and Annuity Payments depend on the investment experience of the selected Portfolio(s). The investment performance of the Portfolios is not guaranteed. Thus, you bear all investment risk for monies invested under the Contract.

WHO SHOULD INVEST

The Contract is designed for investors seeking long term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. The Contract is offered as both a Qualified Contract and a Non-Qualified Contract. Both Qualified and Non-Qualified Contracts offer tax-deferral on increases in the Contract's value prior to withdrawal or distribution; however, Purchase Payments made by Contract Owners of Qualified Contracts may be excludible or deductible from gross income in the year such payments are made, subject to certain statutory restrictions and limitations. (See "Federal Tax Considerations," page 20.)

INVESTMENT CHOICES

Your investment in the Contract may be allocated among 5 Subaccounts of the Separate Account. The Subaccounts in turn invest exclusively in the following 5 Portfolios offered by the Trust: the Capital Preservation Portfolio, the Income Oriented Portfolio, the Growth and Income Portfolio, the Capital Growth Portfolio, and the Maximum Appreciation Portfolio. In certain states, your investment will be invested in the Money Market Fund during the Right to Cancel Period. The assets of each Portfolio are separate. Each Portfolio has distinct investment objectives and policies as described in the prospectus for the Portfolios. (See page 11.)

CONTRACT OWNER

The Contract Owner is the person designated as the owner of the Contract in the Contract. The Contract Owner may designate any person as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, and make permitted withdrawals and Exchanges among the Subaccounts.

ANNUITANT

The Annuitant is a person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid. The Annuitant may not be older than age 75.

ANNUITANT'S BENEFICIARY

The Contract Owner may designate any person to receive benefits under the Contract which are payable upon the death of the Annuitant prior to the Annuity Date.

HOW TO INVEST

To invest in the Contract, you will need to provide the necessary information to us in a customer order form. You will need to select an Annuitant. The Annuitant may not be older than age 75 at the time the Contract is issued. The minimum initial Purchase Payment is $3,000 for Non-Qualified Contracts, and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts). Subsequent Purchase Payments must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. You may make subsequent Purchase Payments at any time before the Contract's Annuity Date, as long as the Annuitant specified in the Contract is living. (See page 12.)

ALLOCATION OF PURCHASE PAYMENTS

If the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Money Market Fund until the expiration of the Right to Cancel Period of 10 days (30 or more days in some instances, as specified in your Contract) plus a 5-day grace period to allow for mail delivery, and then invested according to your initial allocation instructions.

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in the Portfolio(s) you selected immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. You must fill out and send us the appropriate form or comply with other designated Company procedures if you would like to change how subsequent Net Purchase Payments are allocated. (See page 13.)

RIGHT TO CANCEL PERIOD

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day grace period to allow for mail delivery, during which you may cancel your investment in the Contract. To cancel your investment, please return your Contract to us. When we receive the Contract, (1) if the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in the Money Market Fund, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, and (2) for any amount of your initial Purchase Payment(s) invested in the Portfolio(s) immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount. (See page 12.)

EXCHANGES

You may make unlimited Exchanges among the Portfolios, provided you maintain a minimum balance of $1,000 in each Subaccount to which you have allocated a portion of your Accumulated Value. A $15 fee is currently imposed for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any Subaccount below $1,000, or that remaining amount will be transferred to your other Subaccounts on a pro rata basis. (See also "Charges and Deductions," page 13.)

DEATH BENEFIT

If the Annuitant specified in your Contract dies prior to the Annuity Date, your named Annuitant's Beneficiary will receive the Death Benefit under the Contract. The Death Benefit is the greater of your Accumulated Value or the Adjusted Death Benefit on the date we receive due proof of the Annuitant's death. During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period ending before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken. The Annuitant's Beneficiary may elect to receive these proceeds as a lump sum or as Annuity Payments. If the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid, generally to the Annuitant's Beneficiary, in accordance with the Contract. (See page 17.)

ANNUITY PAYMENT OPTIONS

In addition to the full and partial withdrawal privileges, you may also choose to create an income stream by requesting an annuity income from us. As the Contract Owner, you may elect one of several Annuity Payment Options. By electing an Annuity Payment Option, you are asking us to systematically liquidate your Contract. We provide you with a variety of options as it relates to those payments. At your discretion, payments may be either fixed or variable or both. Fixed payouts are guaranteed for a designated period or for life (either single or joint). Variable payments will vary depending on the performance of the Portfolio(s) selected. (See page 18.)

CONTRACT AND POLICYHOLDER INFORMATION

If you have questions about your Contract, please telephone our Administrative Offices at 1-800-866-6007 between the hours of 8:00 A.M. to 5:00 P.M. Eastern time. Please have the Contract number and the Contract Owner's name ready when you call. As Contract Owner you will receive periodic statements confirming any financial transactions that take place, as well as quarterly statements and an annual statement.

CHARGES AND DEDUCTIONS UNDER THE CONTRACT

The Contract has no sales charges and has an annual mortality and expense risk charge of .55%. Contract Owners may withdraw up to 100% of the Accumulated Value without incurring a surrender charge. The Contract also includes administrative charges and policy fees, which pay for administering the Contract, as well as portions of the management, advisory and other fees, which reflect the costs of operating the Portfolios. (See page 13.)

FULL AND PARTIAL WITHDRAWALS

You may withdraw all or part of the Surrender Value of the Contract before the earlier of the Annuity Date or the Annuitant's death. Withdrawals made prior to age 59 1/2 may be subject to a 10% federal tax penalty (and a portion thereof may be subject to ordinary income taxes). (See page 16.)

                                   FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed by your state) that you would incur as an owner of a Contract (see page 13). The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Portfolios. For a complete discussion of Contract costs and expenses, see "Charges and Deductions," page 13.

CONTRACTOWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases......................................... None
Contingent Deferred Sales Load (surrender charge)....................... None
Exchange Fees (for Exchanges in excess of twelve per Contract Year)..... $ 15
ANNUAL CONTRACT FEE..................................................... $ 30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of assets in the
Separate Account)
Mortality and Expense Risk Charge.......................................  .55%
Administrative Charge...................................................  .15%
                                                                         ----
Total Annual Separate Account Expenses..................................  .70%

                           PORTFOLIO ANNUAL EXPENSES

Except for the Money Market Fund, the Portfolios will operate at a zero expense level during the first three years of operations. However, while those Portfolios are expected to operate without expenses, including management fees, Contract Owners in those Portfolios bear indirectly the expenses of the Underlying Funds in which those Portfolios invest. The following chart illustrates the indirect expense ratio that each Portfolio, except the Money Market Fund, is estimated to incur based on certain allocations among the Underlying Funds. Except as may be indicated, the figures below are based on estimated expenses for the first fiscal year of operation (as a percentage of each such Portfolio's average net assets after fee waiver and/or expense reimbursement).

                                                                         TOTAL
                                                                       PORTFOLIO
                                                                        ANNUAL
                                                                       EXPENSES
                                                                       ---------
      Capital Preservation Portfolio..................................  0.77%*
      Income Oriented Portfolio.......................................  0.89%*
      Growth and Income Portfolio.....................................  0.90%*
      Capital Growth Portfolio........................................  0.94%*
      Maximum Appreciation Portfolio..................................  0.96%*

  * These numbers are based on an agreement by Providian Investment Advisors, Inc. (the "Adviser") to limit the other expenses of each Underlying Fund to 0.25% during the first three years of operations. In the absence of this agreement and the agreement that the Portfolio will operate at a zero expense level during the first three years of operations, it is estimated that the total Portfolio annual expenses would have been as follows: Capital Preservation Portfolio 4.40%; Income Oriented Portfolio 4.30%; Growth and Income Portfolio 4.19%; Capital Growth Portfolio 4.23%; and Maximum Appreciation Portfolio 4.66%.

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
      Capital Preservation Portfolio............................. $22.22 $67.99
      Income Oriented Portfolio.................................. $23.47 $71.80
      Growth and Income Portfolio................................ $23.60 $72.17
      Capital Growth Portfolio................................... $23.85 $72.93
      Maximum Appreciation Portfolio............................. $24.10 $73.69

The Annual Contract Fee in these examples is estimated and reflects a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.) The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender or annuitization of the Contract, on a pro rata basis, from each Subaccount. In some states, the Company will deduct Premium Taxes as incurred by the Company.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

FINANCIAL STATEMENTS

The audited statutory-basis financial statements of the Company (as well as the Independent Auditors' Report thereon) are contained in the Statement of Additional Information. No financial statements are included for the Separate Account because, as of the date of this Prospectus, the Subaccounts of the Separate Account offered by the PGA Retirement Annuity had not commenced operations, and consequently had no assets or liabilities.

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Money Market Fund, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's and Subaccount's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's and Subaccount's performance.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

When advertising performance of the Subaccounts, the Company will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the Securities and Exchange Commission ("SEC"), is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods, including Total Return Year-to-Date with respect to certain periods. The Company may also show actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the actual Total Return and the actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the actual Total Return and actual Average Annual Total Return also reflect these expenses. These percentages, however, do not reflect the Annual Contract Fee or Premium Taxes (if any) which, if included, would reduce the percentages reported.

YIELD AND EFFECTIVE YIELD

From time to time a Portfolio may advertise its yield and total return investment performance. For each Subaccount for which the Company advertises yield, the Company shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period is divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service which ranks mutual funds and other investment companies by overall performance, investment objectives and assets. Performance may also be tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria, including Morningstar, Inc. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

THE COMPANY AND THE SEPARATE ACCOUNT

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

The Company is a stock life insurance company incorporated under the laws of Missouri on August 6, 1920. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in all states except for New York, as well as the District of Columbia and Puerto Rico. The Company is wholly-owned, directly and indirectly, by Providian Corporation, a publicly-held diversified consumer financial services company whose shares are traded on the New York Stock Exchange with assets of $26.8 billion as of December 31, 1995.

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V

The Separate Account was established by the Company as a separate account under the laws of the State of Missouri on February 14, 1992, pursuant to a resolution of the Company's Board of Directors. The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

The Separate Account has dedicated 6 Subaccounts to the Contract, each of which invests solely in a corresponding Portfolio of the Trust. Additional subaccounts may be established at the discretion of the Company. The Separate Account also includes other subaccounts which are not available under the Contract.

PROVIDIAN SERIES TRUST

The Trust is a diversified investment company presently consisting of 9 separate series each having different investment objectives and policies. This Contract offers 6 series of shares, each a professionally managed investment Portfolio. Except for the Money Market Fund, each Portfolio seeks to achieve its objective by investing in a number of other series offered by the Trust. The Money Market Fund is available only for the purposes of depositing and holding initial purchase payments during the Right to Cancel Period for the Contracts issued in certain states. The Adviser has retained Federated Investment Counseling to serve as sub-adviser to the Money Market Fund and Atlanta Capital Management Company, L.L.C. ("Atlanta Capital") to serve as sub-adviser for the other Portfolios. Subject to the supervision and direction of the Board of Trustees of the Trust, Atlanta Capital determines how each of its Portfolio's assets will be invested in the Underlying Funds. Atlanta Capital receives a fee, which is paid by the Adviser and is a percentage of the annual net asset value of the Underlying Funds in which Atlanta Capital serves as sub-adviser and the Portfolios invest. The advisory fee is deducted automatically from the assets of the Underlying Funds, and is therefore paid indirectly by the Portfolios. Similarly, Federated Investment Counseling receives a fee, which is paid by the Adviser and is a percentage of the annual net asset value of the Money Market Fund.

THE PORTFOLIOS (SEE ACCOMPANYING PROSPECTUS)

For more information concerning the risks associated with each Portfolio's investments, please refer to the prospectus for the Portfolios.

THE CAPITAL PRESERVATION PORTFOLIO-seeks high current income with low volatility of principal.

THE INCOME ORIENTED PORTFOLIO-seeks income and, secondarily, long term growth of capital.

THE GROWTH AND INCOME PORTFOLIO-seeks growth of capital and income.

THE CAPITAL GROWTH PORTFOLIO-seeks long term growth of capital and, secondarily, current income.

THE MAXIMUM APPRECIATION PORTFOLIO-seeks capital appreciation.

THE MONEY MARKET FUND-seeks current income, a stable share price, and daily liquidity. The Money Market Fund invests in corporate, bank, and government instruments that present minimal credit risk. AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

OTHER PORTFOLIO INFORMATION

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services, total expenses and charges can be found in the current prospectuses for the Portfolios. THE PORTFOLIOS' PROSPECTUS SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF NET PURCHASE PAYMENTS TO A PORTFOLIO.

The Portfolios may, in the future, be made available to registered separate accounts offering variable annuity and variable life products of the Company as well as other insurance companies or to a person or plan, including a pension or retirement plan receiving favorable tax treatment under the Code, that qualifies to purchase shares of the Portfolios under Section 817(h) of the Code. Although we believe it is unlikely, a material conflict could arise among the interests of the Separate Account and one or more of the other participating separate accounts and other qualified persons or plans. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Portfolios if required by law, to resolve the matter.

                               CONTRACT FEATURES

The rights and benefits under the Contract are described below and in the Contract. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.

RIGHT TO CANCEL PERIOD

A Right to Cancel Period exists for a minimum of 10 days after you receive the Contract (30 or more days in some instances as set forth in your Contract) plus a 5 day grace period to allow for mail delivery. The Contract permits you to cancel the Contract during the Right to Cancel Period by returning the Contract to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232. Upon cancellation, the Contract is treated as void from the Contract Date and when we receive the Contract, (1) if the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in the Money Market Fund, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested, and (2) for any amount of your initial Purchase Payment(s) invested in the Portfolio(s) immediately following receipt by us, we will return the Accumulated Value of your Purchase Payment(s) so invested plus any fees and/or Premium Taxes that may have been subtracted from such amount.

CONTRACT PURCHASE AND PURCHASE PAYMENTS

If you wish to purchase a Contract, you should complete the customer order form and forward it and the initial Purchase Payment to such address as the Company may from time to time designate. If you wish to make personal delivery by hand or courier to the Company of the customer order form and the initial Purchase Payment (rather than through the mail), you must do so at our Administrative Offices at 400 West Market Street, Louisville, KY 40202. The initial Purchase Payment for a Non-Qualified Contract must be equal to or greater than the $3,000 minimum investment requirement. The Initial Purchase Payment for a Qualified Contract must be equal to or greater than $2,000 (or you may establish a payment schedule of $50 a month by payroll deduction). To obtain a customer order form, please call our Administrative Offices at 1-800-866-6007.

The Contract will be issued and the initial Purchase Payment less any Premium Taxes will be credited within 2 Business Days after receipt of the customer order form and the initial Purchase Payment in good order. The Company reserves the right to reject any customer order form or initial Purchase Payment. Following issuance, the Contract will be mailed to you along with a Contract acknowledgment form, which you should complete, sign and return in accordance with its instructions. Please note that until the Company receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If the initial Purchase Payment cannot be credited within 5 Business Days because the customer order form is incomplete, we will contact the applicant, explain the reason for the delay and will refund the initial Purchase Payment, unless the applicant instructs us to retain the initial Purchase Payment and credit it as soon as the necessary requirements are fulfilled.

Additional Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant is living. Additional Purchase Payments must be for at least $500 for Non-Qualified Contracts, or $50 for Qualified Contracts. Additional Purchase Payments received prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are credited to the Accumulated Value at the close of business that same day. Additional Purchase Payments received after the close of the New York Stock Exchange are processed the next Business Day.

Total Purchase Payments may not exceed $1,000,000 without our prior approval.

PURCHASING BY WIRE

For wiring instructions please contact our Administrative Offices at 1-800-866-6007.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your Net Purchase Payments will be allocated. You may allocate each Net Purchase Payment to one of the Portfolios by sending us the appropriate Company form or by complying with other designated Company procedures. If an additional Net Purchase Payment is not accompanied by allocation instructions, it will be allocated to the same Portfolio(s) as your prior Net Purchase Payments are invested at that time, unless otherwise directed by you in writing in advance.

If the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in the Money Market Fund until the expiration of the Right to Cancel Period of 10 days (30 or more days in some instances, as set forth in your Contract) plus a 5-day grace period to allow for mail delivery, and then invested according to your initial allocation instructions.

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolio(s) immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD.

CHARGES AND DEDUCTIONS

There are no sales charges for the Contracts.

MORTALITY AND EXPENSE RISK CHARGE

We impose a charge as compensation for bearing certain mortality and expense risks under the Contracts. The annual charge is assessed daily based on the net asset value of the Separate Account. The annual mortality and expense risk charge is .55% of the net asset value of the Separate Account.

We guarantee that this annual charge will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on us. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus and will be used for any lawful purpose, including any shortfall on the costs of distributing the Contracts.

The mortality risk borne by us under the Contracts, where one of the life Annuity Payment Options is selected, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a Death Benefit in the event the Annuitant dies prior to the Annuity Date.

The expense risk borne by us under the Contracts is the risk that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.

ADMINISTRATIVE CHARGE AND ANNUAL CONTRACT FEE

An administrative charge equal to .15% annually of the net asset value of the Separate Account is assessed daily along with the Annual Contract Fee of $30. The Annual Contract Fee is deducted proportionately from the Subaccounts. For any Contract with amounts allocated to the Subaccounts, the $30 fee is assessed per Contract, not per Portfolio chosen. The Annual Contract Fee will be deducted from each Subaccount on each Contract Anniversary and upon surrender, on a pro rata basis based on the number of months that have passed since the last anniversary date. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account.

EXCHANGES

Each Contract Year you may make an unlimited number of Exchanges between Portfolios, provided that after an Exchange no Portfolio may contain a balance less than $1,000. A $15 fee is currently imposed for Exchanges in excess of 12 per Contract Year.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, Providian Corporation and certain of their affiliates are permitted to purchase Contracts with substantial reduction of administrative charges or fees or with a waiver or modification of certain minimum or maximum purchase and transaction amounts or balance requirements. Contracts so purchased are for investment purposes only and may not be resold except to the Company.

In no event will reduction or elimination of fees or charges or waiver or modification of transaction or balance requirements be permitted where such reduction, elimination, waiver or modification will be unfairly discriminatory to any person. Additional information about reductions in charges is contained in the Statement of Additional Information.

TAXES

We will, where such taxes are imposed on the Company by state law, deduct Premium Taxes that currently range up to 3.5%. These taxes will be deducted from the Accumulated Value or Purchase Payments in accordance with applicable law.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and additional Purchase Payments on Non-Qualified Contracts:

                                                                      PERCENTAGE
                                                                      ----------
      South Dakota...................................................   1.25%

In addition, a number of states currently impose Premium Taxes at the time an Annuity Payment Option (other than a Lump Sum Payment Option) is selected. As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                  QUALIFIED  NON-QUALIFIED
                                                  PERCENTAGE  PERCENTAGE
                                                  ---------- -------------
      Alabama....................................   1.00%        1.00%
      California.................................   0.50%        2.35%
      District of Columbia.......................   2.25%        2.25%
      Kansas.....................................   0.00%        2.00%
      Kentucky...................................   2.00%        2.00%
      Maine......................................   0.00%        2.00%
      Nevada.....................................   0.00%        3.50%
      West Virginia..............................   1.00%        1.00%
      Wyoming....................................   0.00%        1.00%

Under present laws, the Company will incur state or local taxes (in addition to the Premium Taxes described above) in several states. At present, the Company does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See "Federal Tax Considerations," page 20.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

PORTFOLIO EXPENSES

The value of the assets in the Separate Account reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this Prospectus and in the Trust's Prospectus and Statement of Additional Information.

ACCUMULATED VALUE

At the commencement of the Contract, the Accumulated Value equals the initial Net Purchase Payment. Thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day increased by: (i) any additional Net Purchase Payments received by the Company and (ii) any increase in the Accumulated Value due to investment results of the selected Portfolio(s) during the Valuation Period; and reduced by: (i) any decrease in the Accumulated Value due to investment results of the selected Portfolio(s), (ii) a daily charge to cover the mortality and expense risks assumed by the Company, (iii) any charge to cover the cost of administering the Contract, (iv) any partial withdrawals, and (v) any charges for any Exchanges made after the first 12 in any Contract Year.

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange Accumulated Value among the Portfolios. Requests for Exchanges, received by mail or by telephone, prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) are processed at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day. If you experience difficulty in making a telephone Exchange your Exchange request may be made by regular or express mail. It will be processed on the date received.

To take advantage of the privilege of initiating transactions by telephone, you must first elect the privilege by completing the appropriate section of the Contract acknowledgment form, which you will receive with your Contract. You may also complete a separate telephone authorization form at a later date. To take advantage of the privilege of authorizing a third party to initiate transactions by telephone, you must first complete a third party authorization form or the appropriate section of the Contract acknowledgment form.

The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Prior to the acceptance of any request, the caller will be asked by a customer service representative for his or her Contract number and social security number. In addition, telephone communications from a third party authorized to transact in an account will undergo reasonable procedures to confirm that instructions are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the social security number of the Contract Owner. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a customer service representative will be verified with the Contract Owner through a written confirmation statement. The Company, the Adviser, the Trust, the Portfolios, Atlanta Capital, and Federated Advisers shall not be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

FULL AND PARTIAL WITHDRAWALS

At any time before the Annuity Date and while the Annuitant is living, you may make a partial or full withdrawal of the Contract to receive all or part of the Surrender Value by sending a written request to our Administrative Offices. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $500. The amount available for full or partial withdrawal is the Surrender Value at the end of the Valuation Period during which the written request for withdrawal is received. The Surrender Value is an amount equal to the Accumulated Value, less any Premium Taxes incurred but not yet deducted. The withdrawal amount may be paid in a lump sum to you, or if elected, all or any part may be paid out under an Annuity Payment Option. (See "Annuity Payment Options," page 18.)

You can make a withdrawal by sending the appropriate Company form to our Administrative Offices. Your proceeds will normally be processed and mailed to you within 2 Business Days after the receipt of the request but in no event will it be later than 7 calendar days, subject to postponement in certain circumstances. (See "Deferment of Payment," page 19.)

Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 20.)

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Net Purchase Payments made.

SYSTEMATIC WITHDRAWAL OPTION

You may choose to have a specified dollar amount provided to you on a regular basis from the portion of your Contract's Accumulated Value that is allocated to the Portfolios. By electing the Systematic Withdrawal Option, withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. The minimum amount for each withdrawal is $250.

This option may be elected by completing the Systematic Withdrawal Request Form. This form must be received by us at least 30 days prior to the date systematic withdrawals will begin. Each withdrawal will be processed on the day and at the frequency indicated on the Systematic Withdrawal Request Form. The start date for the systematic withdrawals must be between the first and twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to a 10% federal tax penalty if you are under age 59 1/2. You may elect to have federal income taxes withheld from each withdrawal at a 10% rate on the Systematic Withdrawal Request Form. For a discussion of the tax consequences of withdrawals, see "Federal Tax Considerations" on page 20 of the Prospectus. You may wish to consult a tax adviser regarding any tax consequences that might result prior to electing the Systematic Withdrawal Option.

We reserve the right to discontinue offering the Systematic Withdrawal Option upon 30 days written notice. We also reserve the right to charge a fee for such service.

IRS-REQUIRED DISTRIBUTIONS

Prior to the Annuity Date, if you or, if applicable, a Joint Owner dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the Owner's Designated Beneficiary (unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit) as described in this section so that the Contract qualifies as an annuity under the Code. If the death occurs on or after the Annuity Date, the remaining portions of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract will be distributed within 5 years after date of death or be paid under an Annuity Payment Option under which payments will begin within 1 year of the Contract Owner's death and will be made for the life of the Owner's Designated Beneficiary or for a period not extending beyond the life expectancy of that beneficiary. The Owner's Designated Beneficiary is the person to whom ownership of the Contract passes by reason of death.

If any portion of the Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

MINIMUM BALANCE REQUIREMENT

In the event that the entire value of the Contract falls below $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. We will not exercise this right with respect to Qualified Contracts.

DESIGNATION OF AN ANNUITANT'S BENEFICIARY

The Contract Owner may select one or more Annuitant's Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant is living, the Contract Owner may change the Annuitant's Beneficiary by sending us the appropriate Company form. Such change will take effect on the date such form is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowledges such form. You may also make the designation of Annuitant's Beneficiary irrevocable by sending us the appropriate Company form and obtaining approval from the Company. Changes in the Annuitant's Beneficiary may then be made only with the consent of the designated irrevocable Annuitant's Beneficiary.

If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions.

  (a) If there is more than one Annuitant's Beneficiary, each will share in the Death Benefits equally;

  (b) If one or two or more Annuitant's Beneficiaries have already died, that share of the Death Benefit will be paid equally to the survivor(s);

  (c) If no Annuitant's Beneficiary is living, the proceeds will be paid to the Contract Owner;

  (d) If an Annuitant's Beneficiary dies at the same time as the Annuitant, the proceeds will be paid as though the Annuitant's Beneficiary had died first. If an Annuitant's Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Annuitant's Beneficiary had died first.

If an Annuitant's Beneficiary who is receiving Annuity Payments dies, any remaining payments certain will be paid to that Annuitant's Beneficiary's named beneficiary(ies) when due. If no Annuitant's Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate. If a Life Annuity with Period Certain option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid to the Annuitant's Beneficiary or your designated Payee.

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Annuitant's Beneficiary to make the payment. The Annuitant's Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

The Death Benefit is the greater of:

  (1) The Accumulated Value on the date we receive due Proof of Death; or

  (2) The Adjusted Death Benefit.

During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period ending before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

ANNUITY DATE

You may specify an Annuity Date, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Annuitant's Beneficiary prior to that date.

You may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approval, deferred to a date beyond the first day of the month after the Annuitant's 85th birthday. The Annuity Date may only be changed by written request during the Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and the Annuity Payment options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

LUMP SUM PAYMENT OPTION

You may surrender the Contract at any time while the Annuitant is living and before the Annuity Date. The Surrender Value is equal to the Accumulated Value, less any Premium Taxes incurred but not yet deducted.

ANNUITY PAYMENT OPTIONS

All Annuity Payment Options (except for the Designated Period Annuity Option) are offered as "Variable Annuity Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios you have chosen. All Annuity Payment Options are also offered as "Fixed Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. The following Annuity Payment Options are available under the Contract:

Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

Life Annuity with Period Certain--Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

Installment or Unit Refund Life Annuity--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Annuity Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the first Annuity Payment.

Designated Period Annuity--Only available as a Fixed Annuity Option. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

Before the Annuity Date and while the Annuitant is living, you may change the Annuity Payment Option by written request. The request for change must be made at least 30 days prior to the Annuity Date and is subject to the approval of the Company. If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment will generally be greater.

All or part of the Accumulated Value may be placed under one or more Annuity Payment Options. If Annuity Payments are to be paid under more than one option, the Company must be told what part of the Accumulated Value is to be paid under each option.

If at the time of any Annuity Payment you have not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portions of such Annuity Payment and remit that amount to the federal government.

In the event that an Annuity Payment Option is not selected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be applied under a Variable Annuity Option based on the performance of that Portfolio. Subject to approval by the Company, you may select any other Annuity Payment Option then being offered by the Company. All Fixed Annuity Payments and the initial Variable Annuity Payment are guaranteed to be not less than as provided by the Annuity Tables and the Annuity Payment Option elected by the Contract Owner. The minimum payment, however, is $100. If the Accumulated Value is less than $3,000, or less than $2,000 for Texas Contract Owners, the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant or Contract Owner is living. Annuity Payment Options are not available to: (1) an assignee; or (2) any other than a natural person, except with the consent of the Company.

We may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. Only one Variable Annuity Option may be chosen from among those made available by the Company for each Portfolio. The Annuity Tables, which are contained in the Contract and are used to calculate the value of the initial Variable Annuity Payment, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

After the Annuity Date, you may change the Portfolio funding the Variable Annuity Payments on the appropriate Company form or by calling our Administrative Offices at 1-800-866-6007.

DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum Death Benefit due from the Separate Account will occur within 7 days from the date the election becomes effective except that the Company may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Contract Owners.

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment return on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, Annuitant or Annuitant's Beneficiary, depends on the terms of the Contract, the Company's tax status and upon the tax status of the individuals concerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws, the Treasury regulations or the current interpretations by the Internal Revenue Service. We reserve the right to make uniform changes in the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under it. However, under certain circumstances, the increase in value may be subject to current federal income tax. (See "Contracts Owned by Non-Natural Persons," and "Diversification Standards," page 22.)

Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract," as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all Purchase Payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Ordinarily, the taxable portion of such payments will be taxed at ordinary income tax rates.

For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election.

With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals (i) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, the death of the Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts; (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7);
(iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from a qualified plan (note, however, other penalties may apply); (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract as defined in Section 72(u)(4); or (vii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions as well as to certain contributions and other transactions under Qualified Contracts.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

DISTRIBUTION-AT-DEATH RULES

In order to be treated as an annuity contract, a Contract must generally provide the following two distribution rules: (a) if any Contract Owner dies on or after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if any Contract Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to the Owner's Designated Beneficiary, however, such interests may be annuitized over the life of that Owner's Designated Beneficiary or over a period not extending beyond the life expectancy of that Owner's Designated Beneficiary, so long as distributions commence within one year after the Contract Owner's death. If the Owner's Designated Beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral on tax on the accrued and future income thereunder) may be continued unchanged in the name of the spouse as Contract Owner. The term Owner's Designated Beneficiary means the natural person named by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of the Contract Owner's death (unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit).

If the Contract Owner is not an individual, the "primary Annuitant" (as defined under the Code) is considered the Contract Owner. The primary Annuitant is the individual who is of primary importance in affecting the timing or the amount of payout under a Contract. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of joint Contract Owners, the distribution will be required at the death of the first of the Contract Owners.

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract to the Contract Owner at the time of such transfer. The investment in the Contract of the transferee will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

CONTRACTS OWNED BY NON-NATURAL PERSONS

Where the Contract is held by a non-natural person (for example, a corporation), the Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. If an employer is the nominal owner of a Contract, and the beneficial owners are employees, then the Contract is not treated as being held by a non-natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

ASSIGNMENTS

A transfer of ownership of a Contract, a collateral assignment or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax adviser with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code
Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

To comply with certain diversification regulations (the "Regulations") under Code Section 817(h), one year after the start up period, the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of the Separate Account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolios in which each such Subaccount invests. The Company believes that under this rule, the Separate Account must be tested for compliance with the percentage limitations by "looking through" both the shares in Portfolios that are held by the Separate Account and the shares in the Underlying Funds that are held by the Portfolios to the investment assets held by the Underlying Funds. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or ruling are issued, the Contracts may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Separate Account.

We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

                              GENERAL INFORMATION

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another registered, open-end management investment company, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

New portfolios may be established at the discretion of the Company. Any new portfolios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

VOTING RIGHTS

The Trust does not hold regular meetings of shareholders. The Trustees of the Trust may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Portfolio shares held in the Separate Account will be voted by the Company at shareholder meetings of the Trust in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Trust shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

Prior to the Annuity Date, a Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the corresponding Portfolio. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Trust.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

LEGAL MATTERS

Jorden Burt Berenson & Johnson LLP of Washington, D.C. has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Missouri law pertaining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Kimberly A. Scouller, Esquire, on behalf of the Company.

                TABLE OF CONTENTS FOR THE PGA RETIREMENT ANNUITY

                                VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   2
  Exceptions to Charges and to Transaction or Balance Requirements........   2
GENERAL MATTERS...........................................................   3
  Non-Participating.......................................................   3
  Misstatement of Age or Sex..............................................   3
  Assignment..............................................................   3
  Annuity Data............................................................   3
  Annual Statement........................................................   3
  Incontestability........................................................   4
  Ownership...............................................................   4
PERFORMANCE INFORMATION...................................................   4
  30-Day Yield for Subaccounts............................................   4
  Standardized Average Annual Total Return for Subaccounts................   5
ADDITIONAL PERFORMANCE MEASURES...........................................   6
  Non-Standardized Actual Total Return and Non-Standardized Actual Average
  Annual Total Return.....................................................   6
  Non-Standardized Total Return Year-to-Date..............................   6
  Non-Standardized One Year Return........................................   6
PERFORMANCE COMPARISONS...................................................   7
SAFEKEEPING OF ACCOUNT ASSETS.............................................  10
THE COMPANY...............................................................  10
STATE REGULATION..........................................................  10
RECORDS AND REPORTS.......................................................  10
DISTRIBUTION OF THE CONTRACTS.............................................  11
LEGAL PROCEEDINGS.........................................................  11
OTHER INFORMATION.........................................................  11
FINANCIAL STATEMENTS......................................................  11

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                      STATEMENT OF ADDITIONAL INFORMATION

                         FOR THE PGA RETIREMENT ANNUITY

                                   OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                                 P.O. BOX 32700
                           LOUISVILLE, KENTUCKY 40232

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the PGA Retirement Annuity contract (the "Contract") offered by Providian Life and Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated January 29, 1997, by calling 1-800-866-6007 or by writing to our Administrative Offices, P.O. Box 32700, Louisville, Kentucky 40232. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                               January 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE

THE CONTRACT
  Computation of Variable Annuity Income Payments                              1
  Exchanges                                                                    1
  Exceptions to Charges and to Transaction or Balance Requirements             2
GENERAL MATTERS                                                                2
  Non-Participating                                                            3
  Misstatement of Age or Sex                                                   3
  Assignment                                                                   3
  Annuity Data                                                                 3
  Annual Statement                                                             3
  Incontestability                                                             3
  Ownership                                                                    4
PERFORMANCE INFORMATION                                                        4
  30-Day Yield for Subaccounts                                                 4
  Standardized Average Annual Total Return for Subaccounts                     4
ADDITIONAL PERFORMANCE MEASURES                                                5
  Non-Standardized Actual Total Return and Non-Standardized Actual Average     6
   Annual Total Return                                                         6
  Non-Standardized Total Return Year-to-Date                                   6
  Non-Standardized One Year Return                                             6
PERFORMANCE COMPARISONS                                                        7
SAFEKEEPING OF ACCOUNT ASSETS                                                 10
THE COMPANY                                                                   10
STATE REGULATION                                                              10
RECORDS AND REPORTS                                                           10
DISTRIBUTION OF THE CONTRACT                                                  11
LEGAL PROCEEDINGS                                                             11
OTHER INFORMATION                                                             11
FINANCIAL STATEMENTS                                                          11

                                  THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time annuity income payments are computed, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)  =  the Annuity Unit Value for the immediately preceding Business Day;

     (b)  =  the Net Investment Factor for the day; and

     (c) = the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) = any increase or decrease in the value of the Subaccount due to investment results;

     (b) = a daily charge assessed at an annual rate of .55% for the mortality and expense risks assumed by the Company; and

     (c) = a daily charge for the cost of administering the Contract corresponding to an annual charge of .15% of the value of the Subaccount, plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of another Subaccount then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. This Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. A $15 fee is currently imposed for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, the Company will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The Company may reduce administrative charges or other deductions from Purchase Payments in certain situations where the Company expects to realize significant economies of scale or other economic benefits with respect to the sale of Contracts. The Company may reduce administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, Providian Corporation, and their affiliates and certain sales representatives for the Contract. The Company also may also grant waivers or modifications of certain minimum or maximum purchase or transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, the Company will (1) in the case of underpayment, pay the full amount due with the next payment; (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives the appropriate Company form notifying the Company of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the appropriate Company form.

ANNUITY DATA

The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

ANNUAL STATEMENT

Once each Contract Year, the Company will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Company form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time the Company may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

30-DAY YIELD FOR SUBACCOUNTS

Quotations of yield for the Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                a - b
     YIELD = 2[(----- + 1)/6/ - 1]
                 cd

Where:

     [a] = the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;

     [b]  =  the expenses accrued for the period (net of reimbursement);

     [c]  =  the average daily number of Units outstanding during the period;
             and

     [d] = the maximum offering price per Accumulation Unit on the last day of the period.

Yield on the Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

          P(1 + T)/n/ = ERV

Where:

     [P]  =  a hypothetical initial Purchase Payment of $1,000;

     [T]  =  an average annual total return;

     [n]  =  the number of years; and

     [ERV]  =  the ending redeemable value of a hypothetical $1,000 Purchase
               Payment made at the beginning of the period (or fractional portion thereof).

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Actual Total Return and the Non-Standardized Actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Actual Total Return and Non-Standardized Actual Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

NON-STANDARDIZED ONE YEAR RETURN

The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Providian Life and Health Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .  quality of underlying investments;

     .  average maturity of underlying investments;

     .  type of instruments in which the Portfolio is invested;

     .  changes in interest rates and market value of underlying investments;

     .  changes in Portfolio expenses; and

     .  the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

  . DOW JONES INDUSTRIAL AVERAGE ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

  . STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

  . LIPPER ANALYTICAL SERVICES, INC., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

  . BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

  . SHEARSON LEHMAN GOVERNMENT/CORPORATE (TOTAL) INDEX, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

  . SHEARSON LEHMAN GOVERNMENT/CORPORATE (LONG-TERM) INDEX, an index composed of the same types of issues as defined above.

     However, the average maturity of the bonds included in this index approximates 22 years.

  . SHEARSON LEHMAN GOVERNMENT INDEX, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

  . MORNINGSTAR, INC., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

  . MONEY, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

  . STANDARD & POOR'S UTILITY INDEX, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

  . DOW JONES UTILITY INDEX, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

  .  THE CONSUMER PRICE INDEX, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Company. The Assets are kept physically segregated and held separate and apart from the Company's General Account assets. The General Account contains all of the assets of the Company. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

                                  THE COMPANY

Providian Corporation owns a 4% interest in the Company and 61%, 15% and 20% interests, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly-owned by Providian Corporation. A 5% interest in Capital Liberty, L.P. is owned by Providian Corporation, which is the general partner, and 76% and 19% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company, which are both wholly-owned by Providian Corporation.

                                STATE REGULATION

The Company is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of the Company as of December 31st of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

In addition, the Company is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by the Company or by its Administrator. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

Providian Securities Corporation ("PSC"), the principal underwriter of the Contracts, is ultimately a wholly owned subsidiary of Providian Corporation. PSC is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered to members and employees of the Professional Golfers Association of America and to certain key employees of golf courses through persons or entities licensed under the federal securities laws and state insurance laws that have generally entered into agreements with PSC. The offering of the Contracts is continuous and PSC does not anticipate discontinuing the offering of the Contracts. However, PSC does reserve the right to discontinue the offering of the Contracts.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The Subaccounts described in the Contract Prospectus have not yet commenced operations, and consequently have no assets or liabilities. Accordingly, no financial statements are included for the Separate Account in this Statement of Additional Information. The audited statutory-basis financial statements of the Company for the years ended December 31, 1995 and 1994 respectively, including the Reports of Independent Auditors thereon, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets to be held in the Separate Account. In addition, the unaudited statutory-basis financial statements of the Company for the period ended September 30, 1996 have been included.

                     Statutory-Basis Financial Statements

                  Providian Life and Health Insurance Company

                    Years ended December 31, 1995 and 1994
                      with Report of Independent Auditors

                  Providian Life and Health Insurance Company

                     Statutory-Basis Financial Statements

                    Years ended December 31, 1995 and 1994



                                   Contents

Report of Independent Auditors..................................  1

Audited Financial Statements

Balance Sheets (Statutory-Basis)................................  3
Statements of Operations (Statutory-Basis)......................  4
Statements of Changes in Capital and Surplus (Statutory-Basis)..  5
Statements of Cash Flows (Statutory-Basis)......................  6
Notes to Financial Statements...................................  7


                         Report of Independent Auditors

Board of Directors
Providian Life and Health Insurance Company

We have audited the accompanying statutory-basis balance sheets of Providian Life and Health Insurance Company (formerly National Home Life Assurance Company) as of December 31, 1995 and 1994, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits of the accompanying statutory-basis financial statements in accordance with generally accepted auditing standards; however, as discussed in the following paragraph, we were not engaged to determine or audit the effects of the variances between statutory accounting practices and generally accepted accounting principles. Generally accepted auditing standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion on the accompanying statutory-basis financial statements.

The Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance. When statutory-basis financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that the auditors' report on such statements indicate whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained in Note 1, and the Company has not determined the effects of those variances. Accordingly, we were not engaged to audit, and we did not audit, the effects of those variances. Since the accompanying financial statements do not purport to be a presentation in conformity with generally accepted accounting principles, we are not in a position to express, and we do not express, an opinion on the financial statements referred to above as to fair presentation of financial position, results of operations, or cash flows in conformity with generally accepted accounting principles.

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Providian Life and Health Insurance Company at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance.

                                       /s/ Ernst & Young LLP

Louisville, Kentucky
April 23, 1996

                  Providian Life and Health Insurance Company

                        Balance Sheets (Statutory-Basis)

                                                                                     DECEMBER 31
                                                                                   1995         1994
                                                                               ------------------------
ADMITTED ASSETS                                                                    (In Thousands)
Cash and invested assets:
 Bonds                                                                         $ 4,410,245   $4,307,195
 Preferred stocks                                                                   27,719       72,508
 Common stocks                                                                     408,298      297,906
 Mortgage loans                                                                  2,756,891    2,013,375
 Real estate                                                                        25,065       27,152
 Policy loans                                                                      158,774      151,132
 Cash and short-term investments                                                   205,266      113,531
 Other invested assets                                                             125,052      127,620
                                                                               ------------------------

Total cash and invested assets                                                   8,117,310    7,110,419

Deferred and uncollected premiums                                                   45,849       43,340
Accrued investment income                                                           99,001       93,066
Other receivables                                                                   50,942      154,174
Federal income taxes recoverable from parent                                         3,725       17,459
Other admitted assets                                                                4,581        4,054
Separate account assets                                                          1,741,564    1,114,835
                                                                               ------------------------
Total admitted assets                                                          $10,062,972   $8,537,347
                                                                               ========================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate policy reserves                                                     $ 5,608,366   $4,908,607
 Policy and contract claims                                                         37,947       35,302
 Policyholder contract deposits                                                  1,519,204    1,494,308
 Other policy or contract liabilities                                              318,911      300,304
 Amounts due to affiliates                                                          18,882       18,665
 Asset valuation reserve                                                            89,486       47,482
 Interest maintenance reserve                                                            -       15,868
 Accrued expenses and other liabilities                                            152,118       71,764
 Separate account liabilities                                                    1,741,564    1,114,835
                                                                               ------------------------
Total liabilities                                                                9,486,478    8,007,135

Capital and surplus:
 Common stock, $11 par value, 1,145,000 and 230,000 shares
  authorized, issued and outstanding in 1995 and 1994,
  respectively                                                                      12,595        2,530
 Preferred stock, $11 par value, 2,290,000 shares
  authorized, issued and outstanding in 1995                                        25,190            -
 Paid-in surplus                                                                     2,583       41,838
 Unassigned surplus                                                                536,126      485,844
                                                                               ------------------------
Total capital and surplus                                                          576,494      530,212
                                                                               ------------------------
Total liabilities and capital and surplus                                      $10,062,972   $8,537,347
                                                                               ========================

See accompanying notes.

                  Providian Life and Health Insurance Company

                  Statements of Operations (Statutory--Basis)


                                                                             YEAR ENDED DECEMBER 31
                                                                        1995         1994        1993
                                                                    ------------------------------------
                                                                               (In Thousands)
Revenues:
 Premiums earned:
  Life and annuity                                                  $  264,020   $  181,143   $  258,471
  Accident and health                                                  159,550      162,742      173,168
 Annuity fund deposits                                                 803,537    1,223,232    1,073,837
 Net investment income                                                 570,009      472,691      451,417
 Commissions and expense allowances
  on reinsurance ceded                                                   7,164       16,186       17,230
 Amortization of interest maintenance reserve                            4,798        7,476        3,006
 Other income                                                              455           10          103
                                                                    ------------------------------------
                                                                     1,809,533    2,063,480    1,977,232

Benefits and expenses:
 Accident and health, life and other benefits                        1,323,996      986,601    1,033,991
 (Decrease) increase in aggregate policy reserves                     (142,665)     613,678      328,584
 Commissions and expense allowances
  on reinsurance assumed                                                66,988       54,690       61,658
 General insurance and other expenses                                  140,495      120,830      139,103
 Reinsurance recapture fee                                              66,672            -            -
 Net transfers to separate accounts                                    316,222      162,973      314,382
                                                                    ------------------------------------
                                                                     1,771,708    1,938,772    1,877,718

Net gain from operations before federal
 income taxes                                                           37,825      124,708       99,514
Federal income tax expense                                              18,222       50,351       46,866
                                                                    ------------------------------------
Net gain from operations                                                19,603       74,357       52,648

Net realized capital losses, net of income taxes
 (1995--($14,998); 1994--($7,311); 1993--
 $25,997) and excluding gains (losses)
 transferred to the interest maintenance reserve
 (1995--($21,644); 1994--($6,786); 1993--
 $28,652)                                                                 (609)     (15,867)      (2,547)
                                                                    ------------------------------------

Net income                                                          $   18,994   $   58,490   $   50,101
                                                                    =====================================

See accompanying notes.

                  Providian Life and Health Insurance Company

         Statements of Changes in Capital and Surplus (Statutory--Basis)

                                       COMMON     PREFERRED    PAID-IN    UNASSIGNED
                                        STOCK       STOCK      SURPLUS     SURPLUS
                                       --------------------------------------------
                                                      (In Thousands)
Balances, January 1, 1993              $ 2,530     $     -    $ 41,838     $359,543
Net income                                   -           -           -       50,101
Change in net unrealized gains
 on investments                              -           -           -          838
Decrease in nonadmitted assets               -           -           -        1,643
Change in reserves due to
 change in valuation basis                   -           -           -        6,582
Increase in asset valuation
 reserve                                     -           -           -       (6,330)
Prior year federal income tax
 adjustment                                  -           -           -       (3,448)
                                       --------------------------------------------
Balances, December 31, 1993              2,530           -      41,838      408,929

Net income                                   -           -           -       58,490
Change in net unrealized gains
 on investments                              -           -           -       24,538
Increase in nonadmitted assets               -           -           -       (3,283)
Increase in asset valuation
 reserve                                     -           -           -       (2,830)
                                       --------------------------------------------
Balances, December 31, 1994              2,530           -      41,838      485,844

Purchase and retirement of
 common stock                              (11)          -      (3,989)           -
Stock split/dividend                    10,076      25,190     (35,266)           -
Net income                                   -           -           -       18,994
Change in net unrealized gains
 on investments                              -           -           -       96,430
Change in reserves due to
 change in valuation basis                   -           -           -         (802)
Prior year federal income tax
 adjustment                                  -           -           -       (5,092)
Increase in nonadmitted assets               -           -           -      (17,244)
Increase in asset valuation
 reserve                                     -           -           -      (42,004)
                                       --------------------------------------------
Balances, December 31, 1995            $12,595     $25,190    $  2,583     $536,126
                                       ============================================

See accompanying notes.

                  Providian Life and Health Insurance Company

                   Statements of Cash Flows (Statutory--Basis)

                                                                        YEAR ENDED DECEMBER 31
                                                                    1995         1994         1993
                                                                -------------------------------------
                                                                            (In Thousands)
Cash and short-term investments provided
  Operations:
   Premiums and annuity fund deposits                           $1,224,560    $1,574,914   $1,499,353
   Net investment income received                                  564,587       481,560      440,139
   Allowances and reserve adjustments received on
    reinsurance ceded                                                7,195        16,168       17,337
   Other income received                                               455             -            -
                                                                -------------------------------------
                                                                 1,796,797     2,072,642    1,956,829

   Benefits paid                                                 1,320,679       991,357    1,044,195
   General insurance and other expenses                            197,177       171,197      196,101
   Federal income taxes (recovered) paid                           (10,510)       64,311       28,719
   Net increase in policy loans and premium notes                    7,283         4,298       11,752
   Paid reinsurance reserves and other items                         1,305            39          997
   Net transfer to separate accounts                               327,365       147,516      308,635
                                                                -------------------------------------
                                                                 1,843,299     1,378,718    1,590,399
                                                                -------------------------------------
  Total cash (applied) provided by operations                      (46,502)      693,924      366,430

  Investments sold, matured or repaid                            3,662,934     2,096,056    7,767,911
  Other cash provided:
   Increase in amounts due to affiliates                                 -         4,402            -
   Net increase in broker receivables/payables                     114,177             -            -
   Accounts receivable - other invested assets                      83,606             -            -
   Cash received in reinsurance recapture transaction               30,095             -            -
   Net cash and short-term investments received from
    reinsurance assumed                                            303,376             -            -
   Other items                                                       7,764        15,530       50,655
                                                                -------------------------------------
  Total other cash provided                                        539,018        19,932       50,655
                                                                -------------------------------------
Total cash and short-term investments provided                   4,155,450     2,809,912    8,184,996

Cash and short-term investments applied:
  Investments acquired                                           4,029,433     2,533,051    8,244,557
  Other cash applied:
   Decrease in amounts due to affiliates                            15,506             -       23,314
   Net decrease in broker receivables/payables                           -       101,703            -
   Accounts receivable - other invested assets                           -        83,606            -
   Redemption of common stock                                        4,000             -            -
   Other items                                                      14,776        16,282       38,001
                                                                -------------------------------------
  Total other cash applied                                          34,282       201,591       61,315
                                                                -------------------------------------
Total cash and short-term investments applied                    4,063,715     2,734,642    8,305,872
                                                                -------------------------------------
Increase (decrease) in cash and short-term investments              91,735        75,270     (120,876)
Cash and short-term investments:
  Beginning of year                                                113,531        38,261      159,137
                                                                -------------------------------------
  End of year                                                   $  205,266    $  113,531   $   38,261
                                                                =====================================

See accompanying notes.

                  Providian Life and Health Insurance Company

                         Notes to Financial Statements

                               December 31, 1995


1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES

ORGANIZATION

Providian Life and Health Insurance Company (PLH), formerly National Home Life Assurance Company, is a life and health insurance company domiciled in Missouri. Prior to the transaction discussed in the following paragraph, PLH was wholly owned by a limited partnership, Capital Liberty Limited Partnership (CLLP), consisting of Providian Corporation (PVN) and two of its wholly owned insurance subsidiaries, Peoples Security Life Insurance Company (PSI) and Commonwealth Life Insurance Company (CLICO). PLH wholly owns an insurance subsidiary, Veterans Life Insurance Company (VLIC), which wholly owns an insurance subsidiary, First Providian Life and Health Insurance Company (FPLH), formerly National Home Life Assurance Company of New York, and a non-insurance subsidiary. On December 20, 1995, PLH executed a stock split/dividend whereby four additional shares of common and ten shares of preferred stock (a total of 916,000 common and 2,290,000 preferred shares) were issued for each existing share of common stock. CLLP retained the newly issued preferred stock and the previously held common shares, now representing a 20% interest in PLH, and distributed the additional common shares to its partners as follows: 174,705 shares (15.2%) to PSI, 698,820 shares (60.7%) to CLICO, and 42,475 shares (4.1%)
to PVN.

NATURE OF OPERATIONS

PLH sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle income households nationwide. PLH also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, and stock brokerage firms.

MANAGEMENT'S ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates are utilized in the calculation of benefit reserves and the allowance for uncollectible mortgage loans. It is reasonably possible that these estimates may change in the near term, thereby possibly having a material effect on the financial statements.

                  Providian Life and Health Insurance Company

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The accompanying financial statements of PLH have been prepared in accordance with the accounting practices prescribed or permitted by the Missouri Department of Insurance. Such practices vary from generally accepted accounting principles
(GAAP). The more significant variances from GAAP are as follows:

   INVESTMENTS

   Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

   Fair values of investments in bonds and stocks are generally based on values specified by the Securities Valuation Office (SVO) of the NAIC, rather than on values provided by outside broker confirmations or internally calculated estimates. However, for certain investments, the NAIC does not provide a value and PLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, fair values provided by outside broker confirmations or internally calculated estimates. Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by PLH is included in investments rather than reported as an operating asset, and investment income and operating expense include amounts representing rent for PLH's occupancy of such real estate. Changes between cost and admitted asset investment amounts are credited and charged directly to unassigned surplus rather than to a separate surplus account.

   Valuation allowances are established for mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments. Under GAAP, valuation allowances would be established when PLH determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. Such allowances are generally based on the estimated fair value of the underlying real estate (collateral).

                  Providian Life and Health Insurance Company

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Under a formula prescribed by the NAIC, PLH defers the portion of realized capital gains and losses attributable to changes in the general level of interest rates on sales of certain liabilities and fixed income investments, principally bonds and mortgage loans, and amortizes such deferrals into income on a straight-line basis over the remaining period to maturity based on groupings of individual liabilities or investments sold. The net accumulated unamortized balance of such deferrals is reported as an "interest maintenance reserve" (IMR) in the accompanying balance sheet. Realized gains and losses are reported in income net of tax and transfers to the IMR. The "asset valuation reserve" (AVR) is also determined by a NAIC prescribed formula and is reported as a liability rather than a valuation allowance. The AVR represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. Under GAAP, realized gains and losses are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and direct write-downs are recorded (or valuation allowances are provided, where appropriate under GAAP) when there has been a decline in value deemed to be other than temporary, in which case, write-downs (or provisions) for such declines are charged to income.

   SUBSIDIARIES

   The accounts and operations of PLH's subsidiaries are not consolidated with the accounts and operations of PLH as would be required under GAAP.

   POLICY ACQUISITION COSTS

   Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment-type contracts, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

                  Providian Life and Health Insurance Company

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   NONADMITTED ASSETS

   Certain assets designated as "nonadmitted," principally agents' debit balances and furniture and equipment, are excluded from the balance sheets and are charged directly to unassigned surplus.

   PREMIUMS

   Revenues for universal life policies and investment-type contracts consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

   BENEFIT RESERVES

   Certain policy reserves are calculated using prescribed interest and mortality assumptions rather than on expected experience and actual account balances as is required under GAAP.

   INCOME TAXES

   Deferred income taxes are not provided for differences between the financial statement and the tax bases of assets and liabilities.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined.

Other significant accounting policies followed in preparing the accompanying statutory-basis financial statements are as follows:

   INVESTMENTS

   Bonds, preferred stocks, common stocks, mortgage loans, real estate, short-term investments and derivative financial instruments are stated at values prescribed by the NAIC, as follows:

       Bonds not backed by other loans are stated at amortized cost using the interest method.

                  Providian Life and Health Insurance Company

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

       Loan-backed bonds and structured securities are valued at amortized cost using the interest method. Anticipated prepayments are considered when determining the amortization of related discounts or premiums. Prepayment assumptions are obtained from dealer survey values or internal estimates and are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value such securities.

       Short-term investments include investments with maturities of less than one year at the date of acquisition. Short-term investments and cash are carried at cost.

       Preferred stocks are carried at cost. In addition, certain bonds and preferred stocks are carried at the lower of cost (or amortized cost) or the NAIC designated fair value.

       Common stocks are carried at the NAIC designated fair value, except that investments in unconsolidated subsidiaries and affiliates in which PLH has an interest of 20 percent or more are carried on the equity basis.

       Derivative financial instruments, consisting primarily of interest rate swap agreements, are valued in accordance with NAIC guidelines, which is on a basis consistent with the asset or liability being hedged.

       Mortgage loans in good standing and policy loans are carried at unpaid principal balances while statutorily delinquent mortgages are carried at their unpaid principal balance less the related valuation allowance.

       Real estate is carried at the lower of cost (less depreciation for occupied and investment real estate, generally calculated using the straight-line method) or net realizable value, and is net of related obligations, if any.

   Bond and other loan interest is credited to income as it accrues. Dividends on common and preferred stocks are credited to income on ex-dividend dates. For securities, PLH follows the guidelines of the NAIC for each security on an individual basis in determining the admitted or nonadmitted status of accrued income amounts. For interest rate exchange agreements, interest is credited to income as it accrues. For mortgage loans, PLH's policy is to accrue investment income due for a maximum of three months from the last payment date. At December 31, 1995 and 1994, the total amount excluded from accrued investment income for delinquent mortgage loans was approximately $314,000 and $4,172,000, respectively.

                  Providian Life and Health Insurance Company

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Net income includes realized gains and losses on investments sold, net of tax and transfers to the IMR. The cost of investments sold is determined on a first-in, first-out basis.

   SEPARATE ACCOUNTS

   Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for annuity contracts, and for which the contract holder, rather than PLH, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of PLH. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder deposits are included in net transfers to separate accounts in the accompanying statements of operations.

   POLICY RESERVES

   Unearned premiums represent the portion of premiums written which are applicable to the unexpired terms of accident and health policies in force, calculated principally by the application of monthly pro rata fractions. Liabilities for unearned premiums are included in aggregate policy reserves.

   PLH waives deduction of deferred fractional premiums upon death of insureds. PLH's policy is not to return any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves. Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Mean reserves are determined by computing the regular mean reserve for the plan at the issued age and holding in addition one-half of the extra premium charged for the year.

   The tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserve released and the tabular cost have been determined by formula as described in the NAIC instructions.

                  Providian Life and Health Insurance Company

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Policy reserves also include single premium and flexible premium annuity contracts and structured settlement contracts. The single premium and flexible premium contracts contain surrender charges for the first six to seven years of the contract. These contract reserves are held at the contract value that accrues to the policyholder. Structured settlement contracts contain no surrender charge. Policy reserves on these contracts are determined based on the expected future cash flows discounted at the applicable statutorily defined mortality and interest rates. Annual effective rates credited to these annuity contracts ranged from 4.0 percent to 8.0 percent during 1995.

   POLICY AND CONTRACT CLAIMS

   Policy and contract claims, principally related to accident and health policies, include amounts determined on an individual case basis for reported losses and estimates of incurred but not reported losses developed on the basis of experience. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim expenses are adequate. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated, and any adjustments resulting therefrom are reflected in earnings currently.

   POLICYHOLDER CONTRACT DEPOSITS

   Policyholder contract deposits is comprised of guaranteed investment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest, but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder. Annual effective rates credited to these GICs ranged from
   5.5 percent to 7.8 percent during 1995.

   PREMIUMS, BENEFITS AND EXPENSES

   For individual and most group life policies, premiums are reported as earned on the policy/certificate anniversary. For individual and group annuities, premiums and

                  Providian Life and Health Insurance Company

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   annuity fund deposits are recorded as earned when collected. For individual and group accident and health policies, premiums are recorded as earned on a pro rata basis over the coverage period for which the premiums were collected or due. Benefit claims (including an estimated provision for claims incurred but not reported), policy reserve changes and expenses are charged to income as incurred.

   REINSURANCE

   Reinsurance premiums, benefits and expenses are accounted for in a manner consistent with that used in accounting for original policies issued and the terms of the reinsurance contracts. Premiums, benefits, expenses and the reserves for policy and contract liabilities and unearned premiums are recorded net of reinsured amounts.

   GUARANTY FUND ASSESSMENTS

   Periodically, PLH is assessed by various state guaranty funds as part of those funds' activities to collect funds from solvent insurance companies to cover certain losses to policyholders that resulted from the insolvency or rehabilitation of other insurance companies. Each state guaranty fund operates independently of any other state guaranty fund; as such, the methods by which assessments are levied against PLH vary from state to state. Also, some states permit guaranty fund assessments to be partially recovered through reductions in future premium taxes. At December 31, 1995 and 1994, PLH has established an estimated liability for guaranty fund assessments for those insolvencies or rehabilitations that have actually occurred prior to that date. The estimated liability is determined using preliminary information received from the various state guaranty funds and the National Organization of Life and Health Insurance Guaranty Associations. Because there are many uncertainties regarding the ultimate assessments that will be assessed against PLH, the ultimate assessments for those insolvencies or rehabilitations that occurred prior to December 31, 1995 may vary from the estimated liability included in the accompanying financial statements. The estimated liability for guaranty fund assessments recorded at December 31, 1995 and 1994 was $11,571,000 and $11,139,000, respectively.

                  Providian Life and Health Insurance Company

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   PERMITTED STATUTORY ACCOUNTING PRACTICES

   PLH's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Missouri Department of Insurance. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1997, will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that PLH uses to prepare its statutory-basis financial statements.

RECLASSIFICATIONS

Certain reclassifications have been made to the prior year financial statements to conform with the current year presentation.

2. INVESTMENTS

The tables below contain amortized cost (carrying value or statement value) and fair value information on bonds.

                                                          GROSS         GROSS
                                           AMORTIZED    UNREALIZED   UNREALIZED     FAIR
                                             COST         GAINS        LOSSES       VALUE
                                        ------------------------------------------------------
                                                              (In Thousands)
            DECEMBER 31, 1995
            U.S. government obligations    $  457,122    $  9,764     $     5     $  466,881
            States and political               37,957       1,399         280         39,076
             subdivisions
            Foreign government                 71,821       4,024          34         75,811
             obligations*
            Corporate and other             2,828,447      93,238      11,053      2,910,632
            Foreign corporate*                259,804      14,063       2,223        271,644
            Mortgage-backed                   755,094           -           -        755,094
                                        ------------------------------------------------------
                                           $4,410,245    $122,488     $13,595     $4,519,138
                                        ======================================================

                  Providian Life and Health Insurance Company

2. INVESTMENTS (CONTINUED)


                                                           GROSS        GROSS
                                            AMORTIZED    UNREALIZED   UNREALIZED   FAIR
                                               COST        GAINS        LOSSES     VALUE
                                        ----------------------------------------------------
                                                              (In Thousands)
            DECEMBER 31, 1994
            U.S. government obligations    $  280,081    $   272      $ 16,404  $  263,949
            States and political               60,708        260         4,398      56,570
             subdivisions
            Foreign government                 66,401        120         4,951      61,570
             obligations*
            Corporate and other             2,754,441     15,388       188,532   2,581,297
            Foreign corporate*                259,782        442        20,983     239,241
            Mortgage-backed                   885,782      3,275        47,803     841,254
                                        ----------------------------------------------------
                                           $4,307,195    $19,757      $283,071  $4,043,881
                                        ====================================================

* Substantially all are U.S. dollar denominated.

The amortized cost and fair value of bonds at December 31, 1995, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay obligations, sometimes without call or prepayment penalties.

                                            AMORTIZED      FAIR
                                               COST        VALUE
                                         --------------------------
                                               (In Thousands)

            Due in one year or less         $   31,763   $   31,813
            Due after one year through         767,315      772,576
             five years
            Due after five years through     1,103,712    1,115,424
             ten years
            Due after ten years              1,752,361    1,844,231
                                         --------------------------
                                             3,655,151    3,764,044
            Mortgage-backed securities         755,094      755,094
                                         --------------------------
                                            $4,410,245   $4,519,138
                                         ==========================

Proceeds during 1995 and 1994 from sales, maturities and calls of bonds were $2,842,536,000 and $1,674,690,000, respectively. Gross gains of $60,899,000 and
$28,226,000 and gross losses of $35,199,000 and $37,882,000, in 1995 and 1994, respectively, were realized on those sales.

                  Providian Life and Health Insurance Company

2. INVESTMENTS (CONTINUED)

The change in unrealized gains and losses on investments in common stocks and on investments in subsidiaries is credited or charged directly to unassigned surplus and does not affect net income. The cost and fair value of those investments at December 31, 1995 and 1994 are as follows:

                                   GROSS        GROSS
                                 UNREALIZED   UNREALIZED    FAIR
                        COST       GAINS        LOSSES      VALUE
                      ---------------------------------------------
                                     (In Thousands)
DECEMBER 31, 1995
Common stocks         $ 41,619     $    662      $796      $ 41,485
Subsidiaries           197,949      168,864         -       366,813
                      ---------------------------------------------
                      $239,568     $169,526      $796      $408,298
                      =============================================

                                   GROSS        GROSS
                                 UNREALIZED   UNREALIZED    FAIR
                        COST       GAINS        LOSSES      VALUE
                      ---------------------------------------------
                                     (In Thousands)
DECEMBER 31, 1994
Common stocks         $ 23,713     $    313      $775      $ 23,251
Subsidiaries           197,949       76,706         -       274,655
                      ---------------------------------------------
                      $221,662     $ 77,019      $775      $297,906
                      =============================================

The cost of preferred stocks of unaffiliated companies was $27,719,000 and $72,508,000 at December 31, 1995 and 1994, respectively, and the related fair value was $27,199,000 and $61,502,000 at December 31, 1995 and 1994,
respectively. There was no difference between cost and statement value of preferred stocks at December 31, 1995 and 1994.

Included in investments are securities having admitted asset values of $4,494,000 at December 31, 1995 which were on deposit with various state insurance departments to satisfy regulatory requirements.

The carrying value of mortgage loans is net of an allowance for loan losses of $771,000 and $9,137,000 at December 31, 1995 and 1994, respectively. The maximum and minimum lending rates for residential mortgage loans made during 1995 were
11.5 percent and 4.9 percent, respectively, while the maximum and minimum lending rates for

                  Providian Life and Health Insurance Company

2. INVESTMENTS (CONTINUED)

commercial mortgage loans made during 1995 were 9.6 percent and 7.1 percent, respectively. The maximum percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages was 80 percent. Hazard insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of December 31, 1995, PLH held $1,746,000 of mortgages with interest more than one year overdue amounting to $215,000. As of December 31, 1995, there were no taxes, assessments, or other amounts advanced by PLH on account of mortgage loans which were not included in mortgage loan totals. During 1995, $715,000 of taxes and maintenance expenses were paid by PLH on property acquired through foreclosure. During 1995, PLH did not reduce interest rates on any outstanding mortgages.

3. FINANCIAL INSTRUMENTS

PLH utilizes a variety of financial instruments in its asset/liability management process and to meet its customers' financing needs. The asset/liability management process focuses on the management of a variety of risks, including interest rate, market and credit risks. Effective management of these risks is an important determinant of profitability. Instruments used in this process and to meet the customers' financing and investing needs include derivative financial instruments, primarily interest rate swap agreements and futures contracts, and commitments to extend credit. All of these instruments involve (to varying degrees) elements of market and credit risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional values of all of these instruments reflect the extent of involvement in the various types of financial instruments.

PLH's exposure to market risk (including interest rate risk) is the risk of market volatility and potential disruptions in the market which may result in certain instruments being less valuable. PLH monitors and controls its exposure to this risk primarily through the use of cash flow stress testing, total portfolio analysis of net duration levels, a monthly mark-to-market process and ongoing monitoring of interest rate movements.

PLH's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure

                  Providian Life and Health Insurance Company

3. FINANCIAL INSTRUMENTS (CONTINUED)

includes settlement risk (risk that the counterparty defaults after PLH has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty non-performance on interest rate swap agreements and futures. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. Default by a counterparty would not result in an immediate accounting loss. These instruments, as well as futures, are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. Credit loss exposure resulting from non-performance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

The credit risk on all financial instruments, whether on- or off-balance sheet, is controlled through an ongoing credit review, approval and monitoring process. PLH determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with credit risk, and establishes individual and aggregate counterparty exposure limits. In order to limit exposure associated with counterparty non-performance on interest rate swap agreements, PLH enters into master netting agreements with its counterparties. These master netting agreements provide that, upon default of either party, contracts in gain positions will be offset with contracts in loss positions and the net gain or loss will be received or paid, respectively. Assuming every counterparty defaulted, the cost of replacing those interest rate contracts in a net gain position, after consideration of the aforementioned master netting agreements, was $51,709,000 and $698,000 at December 31, 1995 and 1994, respectively.

PLH manages interest rate risk through the use of duration analysis. Duration is a key portfolio management tool and is measured for both assets and liabilities. For the simplest forms of assets or liabilities, duration is proportional to their weighted average life, with weights equal to the discounted present value of estimated cash flows. This methodology causes near-term cash flows to have a greater proportional weight than cash flows further in the future. For more complex assets and liabilities with optional cash flows, for example, callable bonds, mortgage-backed securities, or traditional insurance liabilities, additional adjustments are made in estimating an effective duration number. PLH uses

                  Providian Life and Health Insurance Company

3. FINANCIAL INSTRUMENTS (CONTINUED)

derivatives as a less costly and less burdensome alternative to restructuring the underlying cash instruments to manage interest rate risk based upon the aggregate net duration level of its aggregate portfolio. Information is provided below for each significant derivative product type.

Interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments, without an exchange of the underlying principal amount. PLH also enters into basis swap agreements where amounts received are based primarily upon six month or less LIBOR and pays an amount based on either a short-term Treasury or Prime Rate. The amounts to be paid or received as a result of these agreements are accrued and recognized in the accompanying statements of operations through net investment income. Gains or losses realized on closed or terminated agreements are deferred and amortized as a component of the IMR.

Futures are contracts which call for the delayed delivery of securities in which the seller agrees to deliver on a specified future date, a specified instrument at a specified price. The daily change in fair value of futures contracts is used to adjust the net duration level of the overall portfolio and is deferred and amortized as a component of the IMR. The net deferred (loss) gain on these contracts was $(56,112,000) and $14,707,000 during 1995 and 1994, respectively. The daily change in fair value for futures used as accounting hedges for products that provide a return based on the market performance of a designated index is recognized in the accompanying statement of operations through net realized investment losses. Margin requirements on futures contracts, equal to the change in fair value, are usually settled on a daily basis.

                  Providian Life and Health Insurance Company

3. FINANCIAL INSTRUMENTS (CONTINUED)

The following table summarizes the activity by notional or contract value in derivative products for 1995 and 1994:

                                RECEIVE     PAY FIXED/
                               FIXED/PAY     RECEIVE
                                FLOATING     FLOATING     BASIS    FUTURES
                               ---------------------------------------------
                                              (In Thousands)

Balances, December 31, 1993    $1,395,000   $1,257,000   $56,000  $   39,000
  Additions                     1,647,000            -    18,000   4,226,000
  Maturities                       18,000            -     9,000           -
  Terminations                  2,325,000    1,257,000         -   3,595,000
                               ---------------------------------------------
Balances, December 31, 1994       699,000            -    65,000     670,000
  Additions                       623,000      250,000    94,000   1,201,000
  Maturities                        1,000            -    50,000           -
  Terminations                          -            -    44,000   1,821,000
                               ---------------------------------------------
Balances, December 31, 1995    $1,321,000   $  250,000   $65,000  $   50,000
                               =============================================

During 1994, PLH terminated or closed certain interest rate swap agreements which were accounted for as hedges. The net deferred gains on these agreements during 1994 were $7,425,000 and are being amortized to investment income over the expected remaining life of the related investment, generally four to ten years, as a component of the IMR.

COMMITMENTS

Commitments to extend credit consist of agreements to lend to a customer at some future time, subject to established contractual conditions. Since it is likely some commitments may expire or be withdrawn without being fully drawn upon, the total commitment amounts do not necessarily represent future cash requirements. PLH evaluates individually each customer's creditworthiness. Collateral may be obtained, if deemed necessary, based on a credit evaluation of the counterparty. The collateral may include commercial and/or residential real estate. At December 31, 1995 and 1994, commitments to extend credit were $85,285,000 and $359,793,000, respectively.

                  Providian Life and Health Insurance Company

3. FINANCIAL INSTRUMENTS (CONTINUED)

CONCENTRATIONS OF CREDIT RISK

PLH limits credit risk by diversifying its investment portfolio among common and preferred stocks, public bonds, private placement securities, and commercial and residential mortgage loans. It further diversifies these portfolios between and within industry sectors, by geography and by property type. Credit risk is also limited by maintaining stringent underwriting standards and purchasing insurance protection in certain cases. In addition, PLH establishes credit approval processes, limits and monitoring procedures on an individual counterparty basis. As a result, management believes that significant concentrations of credit risk do not exist.

4. FEDERAL INCOME TAXES

PLH and its subsidiaries (FPLH and VLIC) file a consolidated federal income tax return. Under a written agreement, PLH and its affiliates allocate the federal income tax liability among the members of the consolidated return group in the ratio that each member's separate return tax liability for the year bears to the sum of the separate return tax liabilities of all members, with current credits for net operating losses. The final settlement under this agreement is made after the annual filing of the consolidated U.S. Corporate Income Tax Return.

Income before income taxes differs from taxable income principally due to differences between the treatment of investments for statutory and tax purposes, policy acquisition costs, and differences in policy and contract liabilities.

At December 31, 1995, PLH recorded a receivable for federal income taxes of approximately $3,725,000. The receivable resulted primarily from updated estimates used in the 1995 and 1994 tax accrual calculations and a tax capital loss of approximately $28,800,000. The tax capital loss is expected to be carried back and fully utilized against tax capital gains in the carryback period.

Included in the statement of changes in capital and surplus are certain adjustments totaling $5,092,013 at December 31, 1995 relating to the settlement of the 1991/1992 IRS audit. No adjustments were necessary at December 31, 1994.

At December 31, 1995, accumulated earnings of PLH for federal income tax purposes included $17,425,000 of "Policyholders' Surplus," a special memorandum tax account.

                  Providian Life and Health Insurance Company

4. FEDERAL INCOME TAXES (CONTINUED)

This memorandum account balance has not been currently taxed, but income taxes computed at current rates will become payable if this surplus is distributed. Provisions of the Deficit Reduction Act of 1984 (the "Act") do not permit further additions to the Policyholders' Surplus account. "Shareholders' Surplus" is also a special memorandum tax account, and generally represents an accumulation of taxable income (net of tax thereon) plus the dividends-received deduction, tax-exempt interest, and certain other special deductions as provided by the Act. At December 31, 1995, the balance in the Shareholders' Surplus account amounted to approximately $621,075,000. There is no present intention to make distributions in excess of Shareholders' Surplus.

5. RELATED PARTY TRANSACTIONS

PLH has entered into an agreement with its affiliates whereby PLH performs administrative services, management support services, and marketing services for its affiliates. PLH, as compensation, receives an amount equal to the actual cost of providing such services. This cost is allocated on a pro rata basis to each affiliate receiving these services. Amounts received were $68,000,000 in 1995, $44,000,000 in 1994 and $73,300,000 in 1993; such amounts are classified as reductions of general insurance and other expenses in the accompanying statements of operations.

On November 1, 1995, PLH executed a Revolving Credit Note with FPLH allowing for FPLH to borrow from PLH up to $5,000,000. The note is a demand note expiring November 1, 1996 with interest payable at the prime rate. At December 31, 1995, there was no outstanding balance. There was no interest earned by PLH during 1995 on this note.

PLH participates in a short-term investment agreement with PVN and other affiliates which provides for the centralization of short-term investment operations. PLH retains the right to participate in or withdraw its funds on a daily basis. PLH had invested $2,400,000 and $21,900,000 in this short-term agreement as of December 31, 1995 and 1994, respectively.

PLH participates in various benefit plans sponsored by PVN and the related costs allocated to PLH are not significant.

PLH has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8 1/2 percent per annum of the liquidation value of the preferred stock. PLH may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2000.

On December 13, 1995, PLH redeemed 1,000 shares of its common stock held by its wholly owned subsidiary, VLIC, for $4,000,000.

                  Providian Life and Health Insurance Company

5. RELATED PARTY TRANSACTIONS (CONTINUED)

On November 8, 1994, PLH made a surplus contribution of $101,000,000 ($50,000,000 in cash and $51,000,000 in securities) to VLIC.

Prior to April 1, 1995, PLH was a party to various reinsurance agreements with VLIC whereby PLH ceded pro rata portions of certain blocks of its life and health business on a coinsurance basis. The agreements were amended effective April 1, 1995 whereby PLH recaptured the business. This recapture resulted in PLH recording $159,169,000 of liabilities related to the business and $92,497,000 of assets supporting the block of business. The $66,672,000 difference between the liabilities and assets recorded represents a recapture fee incurred by PLH to compensate VLIC for the present value of the future cash flows on the business recaptured by PLH.

The following table summarizes the amounts reflected in the statements of operations from these reinsurance agreements:

                                            EXPENSE (REVENUE) FOR THE
                                              YEAR ENDED DECEMBER 31
                                            1995       1994       1993
                                         --------------------------------
                                                 (In Thousands)

Premium income ceded                      $ 15,049   $ 37,573   $ 37,333
Life and accident and
 health benefits ceded                     (10,582)   (28,601)   (28,874)

Commissions and expense allowances          (6,029)   (14,794)   (15,926)
 on reinsurance ceded
Reserve adjustments on
 reinsurance ceded                               -     (2,626)    (1,963)
Reinsurance recapture fee                   66,672          -          -

PLH entered into two indemnity reinsurance agreements with CLICO in 1987 whereby PLH assumes 100% of the risks reinsured on all structured settlement policies issued during 1987 by CLICO. The agreements were amended in 1988 whereby PLH also assumes 100% of the risks reinsured on all structured settlement, pension buyout, and single premium immediate annuities issued subsequent to 1987 by CLICO. The agreements were also amended in 1988 to change the agreements from indemnity reinsurance to coinsurance. The agreements were also amended in 1992 whereby CLICO recaptured structured settlements issued in 1991 and in the first five months of

                  Providian Life and Health Insurance Company

5. RELATED PARTY TRANSACTIONS (CONTINUED)

1992. The following table summarizes the amounts reflected in the statements of operations from these agreements:

                                           EXPENSE (REVENUE) FOR THE
                                            YEAR ENDED DECEMBER 31
                                         1995        1994        1993
                                       ---------------------------------
                                                (In Thousands)
Premium income assumed                 $(66,091)   $(23,719)   $(76,519)
Annuity benefits assumed                 61,307      55,802      52,493
Commissions and expense allowance
  on reinsurance assumed                  5,291       3,784       6,393
Change in policy reserves assumed        71,056      29,618      81,199

PLH entered into a reinsurance agreement with CLICO in 1988 on a coinsurance basis whereby PLH assumes 100% of the risks on all credit life and disability policies issued prior to January 1, 1989 by CLICO. The agreements were amended in 1990 whereby PLH also assumes 100% of the risks on all credit life and disability policies issued between January 1, 1989 and March 31, 1990, inclusive. The following table summarizes the amounts reflected in the statements of operations from this agreement:

                                           EXPENSE (REVENUE) FOR THE
                                            YEAR ENDED DECEMBER 31
                                         1995        1994        1993
                                       ---------------------------------
                                                (In Thousands)
Premium income assumed                    $  11       $  10     $  (117)
Life and accident and health
  benefits assumed                          176         431       1,277
Commissions and expense allowances           (6)        (19)       (104)
  on reinsurance assumed
Change in policy reserves assumed          (345)       (668)     (1,701)

PLH entered into a reinsurance agreement with CLICO in 1990 on a coinsurance basis whereby PLH assumes 100% of the risk on certain guaranteed investment contracts issued by CLICO. The agreement was amended in 1995 to provide CLICO with profit sharing on the assumed business of up to 20 basis points per year of the account value.

                  Providian Life and Health Insurance Company

5. RELATED PARTY TRANSACTIONS (CONTINUED)

The amount of profit sharing paid to CLICO in 1995 was $1,589,000. In addition, the agreement was amended to provide CLICO with reimbursement of extraordinary expenses related to the assumed policies, including guaranty fund assessment payments. There were no expense reimbursements made to CLICO in 1995. The following table summarizes amounts reflected in the statements of operations from this reinsurance agreement:

                                           EXPENSE (REVENUE) FOR THE
                                            YEAR ENDED DECEMBER 31
                                         1995        1994        1993
                                       ---------------------------------
                                                (In Thousands)
Premium income assumed                $(289,272)   $(698,338)  $(207,489)
Life and other benefits assumed         276,351       76,342     234,937
Commissions and expense allowances          350        1,110       1,910
  on reinsurance assumed
Change in policyholder contract
  deposits assumed                      104,113     (658,482)      4,496

PLH entered into indemnity reinsurance agreements with PSI in 1987 whereby PLH assumed 100 percent of the risks reinsured on all structured settlement contracts issued during 1987. The agreements were amended in 1988 whereby PLH also assumed 100 percent of the risks reinsured on all structured settlement, pension buyout and single premium immediate annuities issued subsequent to 1987. The agreements were also amended in 1988 to change the agreements from indemnity reinsurance to coinsurance. The following table summarizes amounts reflected in the statements of operations from these reinsurance agreements:

                                           EXPENSE (REVENUE) FOR THE
                                            YEAR ENDED DECEMBER 31
                                         1995        1994        1993
                                       ---------------------------------
                                                (In Thousands)
Premium income assumed                  $(1,231)     $  291      $  503
Annuity and other benefits assumed        8,007       7,443       7,563
Commissions and expense allowances
  on reinsurance assumed                     10           5          21
Change in policyholder contract
  deposits assumed                          116        (666)        169

                  Providian Life and Health Insurance Company

5. RELATED PARTY TRANSACTIONS (CONTINUED)

Effective June 30, 1995, PLH entered into a coinsurance agreement with PSI whereby PLH assumed 100 percent of the risk of business reinsured by PSI from North American Security Life (NASL). This agreement coinsures existing deposits of NASL's fixed annuities and the fixed account portion of their variable annuity product business. In addition, this agreement includes prospective coinsurance of additional annual fixed annuity deposits from the future sales of NASL's fixed and variable annuities. This agreement also contains a provision which provides PSI with profit sharing on the assumed business of up to 10 basis points of account value. There were no profit sharing amounts payable in 1995. Under the agreement, PLH received cash and invested assets in exchange for its coinsurance of $724,700,000 of fixed annuity deposits. At December 31, 1995, there were $728,700,000 of fixed annuity deposits outstanding which were coinsured by PLH. The following table summarizes amounts reflected in the statements of operations from this reinsurance agreement:

                                                  EXPENSE (REVENUE) FOR THE YEAR
                                                     ENDED DECEMBER 31, 1995
                                                  ------------------------------
                                                          (In Thousands)
Premium income assumed                                      $(72,339)
Annuity benefits assumed                                      98,519
Commissions and expense allowances
  on reinsurance assumed                                       1,441
Change in policyholder contract deposits assumed              (1,715)

PLH entered into two separate reinsurance agreements with two affiliates, Academy Life Insurance Company (ALIC) and Pension Life Insurance Company of America (PLIC), in 1992, both on a coinsurance funds withheld basis. On April 1, 1993, the reinsurance agreements were amended from a coinsurance funds withheld basis to a coinsurance nonfunds withheld basis. On April 1, 1993, PLH received funds in the amount of $23,000,000 under the terms of these reinsurance agreements. The following table summarizes the amounts reflected in the statements of operations from these reinsurance agreements:

                  Providian Life and Health Insurance Company

5. RELATED PARTY TRANSACTIONS (CONTINUED)

                                           EXPENSE (REVENUE) FOR THE
                                            YEAR ENDED DECEMBER 31
                                         1995        1994        1993
                                       ---------------------------------
                                                (In Thousands)
Premium income assumed                 $(49,325)    $(53,051)   $(71,128)
Life, accident and health and other
  benefit assumed                        31,421       33,457      37,926
Commissions and expense allowances
  on reinsurance assumed                 12,349       12,438      26,966
Change in policy reserves assumed         1,588        4,122       3,269
Other income assumed                     (1,030)      (3,475)     (1,019)

Policy reserves and policy and contract claims exclude liabilities relating to reinsurance ceded to affiliates of approximately $160,000,000 at December 31, 1994. No such amounts were ceded as of December 31, 1995. While these amounts have been excluded from liabilities, PLH remains liable in the event the reinsuring companies are unable to meet their obligations.

6. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other nonaffiliated insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide PLH with increased capacity to write larger risks.

PLH's assumed and ceded reinsurance agreements with affiliated and nonaffiliated insurance companies reduced (increased) certain items in the accompanying financial statements by the following amounts:

                                           1995         1994         1993
                                        ------------------------------------
                                                     (In Thousands)
ASSUMED:
  Policy and contract liabilities*      $3,153,667   $1,978,629   $1,284,940
  Claim reserves*                           11,512        9,748        8,306
  Advance premiums*                            921          787          408
  Unearned premium reserves*                 8,114        7,226        6,609

*At year end.

                  Providian Life and Health Insurance Company

6. REINSURANCE (CONTINUED)

                                           1995         1994         1993
                                        ------------------------------------
                                                     (In Thousands)
CEDED:
  Benefits paid or provided                $12,679     $ 30,889     $ 30,274
  Commissions and expense allowances
    on reinsurance ceded                    (7,164)     (16,186)     (17,230)
  Other income-reserves on
    ceded business                           1,305          (39)         (37)
  Policy and contract liabilities*           2,682      164,604      174,624
  Claim reserves*                              469        1,120        1,441
  Advance premiums*                             11           55           54
  Unearned premium reserves*                    19          533          554

*At year end.

Amounts payable or recoverable for reinsurance on paid or unpaid life and health claims are not subject to periodic or maximum limits. At December 31, 1995, PLH reinsurance recoverables are not material and no individual reinsurer owed PLH an amount equal to or greater than 3% of PLH's surplus.

For all short-duration contracts, the effect of all reinsurance agreements on accident and health premiums written and earned in 1995, 1994 and 1993 was as follows:

                    1995                   1994                   1993
                  PREMIUMS               PREMIUMS               PREMIUMS
            WRITTEN      EARNED    WRITTEN      EARNED    WRITTEN      EARNED
            -------------------------------------------------------------------
                                     (In Thousands)

Direct      $101,345    $101,452   $111,163    $111,099   $124,725    $125,110
Assumed       62,667      61,773     56,762      55,946     50,951      52,250
Ceded         (3,140)     (3,675)    (4,283)     (4,303)    (4,184)     (4,192)
            -------------------------------------------------------------------
Net         $160,872    $159,550   $163,642    $162,742   $171,492    $173,168
            ===================================================================

                  Providian Life and Health Insurance Company

6. REINSURANCE (CONTINUED)

For all long-duration contracts, the effect of reinsurance on life and annuity premiums earned in 1995, 1994 and 1993 was as follows:


                             1995              1994              1993
                       PREMIUMS EARNED   PREMIUMS EARNED   PREMIUMS EARNED
                     -----------------------------------------------------
                                         (In Thousands)

Direct                   $138,553           $134,011           $147,943
Assumed                   140,738             84,332            146,994
Ceded                     (15,271)           (37,200)           (36,466)
                     -----------------------------------------------------
Net                      $264,020           $181,143           $258,471
                     =====================================================

PLH remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

7. LIFE AND ANNUITY RESERVES  AND DEPOSIT FUND LIABILITIES

The withdrawal provisions of PLH's annuity reserves and deposit fund liabilities at December 31, 1995 are summarized as follows:

                                                                   AMOUNT      PERCENT
                                                                 -----------------------
                                                                      (In Thousands)
Subject to discretionary withdrawal (with adjustment):
  With market value adjustment                                   $1,269,197      16.1%
  At book value less surrender charge                               567,158       7.2%
  At market value                                                 2,416,018      30.6%
                                                                 -----------------------
                                                                  4,252,373      53.9%
Subject to discretionary withdrawal (without adjustment)
  at book value with minimal or no charge or adjustment           2,064,845      26.2%
Not subject to discretionary withdrawal                           1,567,088      19.9%
                                                                 -----------------------
Total annuity reserves and deposit fund liabilities
  before reinsurance                                              7,884,306     100.0%
                                                                              ==========
Less reinsurance                                                          -
                                                                 ------------
Net annuity reserves and deposit fund liabilities                $7,884,306*
                                                                 ============

*Includes $1,710,866,000 of annuities reported in PLH's separate account liability.

                  Providian Life and Health Insurance Company

7. LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES (CONTINUED)

The above amount subject to discretionary withdrawal with market value adjustment includes approximately $598,000 at December 31, 1995 of floating rate GIC liabilities with credited rates that vary in response to changes in stipulated indexes and which self-adjust in response to market changes making their market value and book value essentially equal.

As of December 31, 1995, PLH has $143,808,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Missouri.

8. SEPARATE ACCOUNTS

Separate accounts held by PLH primarily represent funds held for individual policyholders. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder. Information regarding the separate accounts of PLH as of and for the year ended December 31, 1995 is as follows:

                                             NONINDEXED
                                             GUARANTEE        NON-
                                            MORE THAN 4%   GUARANTEED       TOTAL
                                            ----------------------------------------
                                                         (In Thousands)
Premiums, deposits and other
  considerations                            $ 75,292       $  338,974     $  414,266
                                            ========================================

Reserves for separate accounts*             $258,192       $1,471,721     $1,729,913
                                            ========================================

Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary withdrawal
      (with adjustment):
        With market value adjustment        $258,192       $        -     $  258,192
        At market value                            -        1,471,721      1,471,721
                                            ----------------------------------------
Total separate account liabilities          $258,192       $1,471,721     $1,729,913
                                            ========================================

*Reserves for separate accounts are exclusive of $11,651,000 which represents transfers due the general account and other amounts payable as of December 31, 1995.

                  Providian Life and Health Insurance Company

8. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from PLH's separate accounts for the year ended December 31, 1995 is presented below:

                                                                1995
                                                           --------------
                                                           (In Thousands)
Transfers as reported in the Summary of Operations of
  PLH's Separate Accounts Annual Statement:
    Transfers to separate accounts                           $ 414,266
    Transfers from separate accounts                          (105,966)
                                                           --------------
Net transfers to separate accounts                             308,300
Reconciling adjustments:
    Fees paid to external fund manager                          (1,254)
    Transfers to modified separate account                      (6,668)
                                                           --------------
                                                                (7,922)
                                                           --------------
Transfers as reported in the Summary of Operations
  of PLH's Life, Accident & Health Annual Statement          $ 316,222
                                                           ==============

9. PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 1995 were as follows:

                                                   NET OF
TYPE                          GROSS     LOADING   LOADING
---------------------------------------------------------
                                    (In Thousands)
Ordinary new                 $  3,513  $  2,476  $  1,037
Ordinary renewal               17,162     4,674    12,488
                             ----------------------------
Total ordinary                 20,675     7,150    13,525
                             ----------------------------


Group new business              6,425     3,566     2,859
Group renewal                  40,447    10,982    29,465
                             ----------------------------
Total group                    46,872    14,548    32,324
                             ----------------------------
Total                        $ 67,547  $ 21,698  $ 45,849
                             ============================

                  Providian Life and Health Insurance Company

10. STATUTORY RESTRICTIONS ON DIVIDENDS

PLH is subject to limitations, imposed by the State of Missouri, on the payment of dividends to its parent company. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of PLH's statutory capital and surplus as of the preceding December 31, or (2) PLH's statutory net income for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1996, without prior approval, is $57,649,000.

11. CONTINGENCIES

In the ordinary course of business, PLH is a defendant in litigation principally involving insurance policy claims for damages, including compensatory and punitive damages. In the opinion of management, the outcome of such litigation will not result in a loss which would be material to PLH's financial position at December 31, 1995.

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used in estimating fair value disclosures for the following financial instruments:

    BONDS, PREFERRED STOCKS AND COMMON STOCKS

    The fair values of bonds, preferred stocks and common stocks are generally based on published quotations of the SVO of the NAIC. However, for certain investments, the SVO does not provide a value and PLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, values provided by outside broker confirmations or internally calculated estimates. The fair values of PLH's bonds, preferred stocks and common stocks are disclosed in Note 2.

    MORTGAGE LOANS

    The fair values of commercial and residential mortgage loans are estimated utilizing discounted cash flow calculations, using current market interest rates for loans with similar terms to borrowers of similar credit quality.

    POLICY LOANS

    The carrying values of policy loans reported in the accompanying balance sheets approximate their fair values.

                  Providian Life and Health Insurance Company

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

    CASH, SHORT-TERM INVESTMENTS AND OTHER INVESTED ASSETS

    The carrying values of cash, short-term investments and other invested assets reported in the accompanying balance sheets approximate their fair values.

    INVESTMENT CONTRACTS

    The fair values of floating rate guaranteed investment contracts approximate their carrying values. The fair values of fixed rate guaranteed investment contracts and investment-type fixed annuity contracts are estimated using discounted cash flow calculations, based on current interest rates for similar contracts. The fair values of variable annuity contracts approximate their carrying values.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The fair values for derivative financial instruments are based on pricing models or formulas using current assumptions.

The carrying values and fair values of PLH's investments in commercial and residential mortgage loans are summarized as follows:

                                         CARRYING        FAIR
                                           VALUE        VALUE
                                        ------------------------
                                             (In Thousands)
    DECEMBER 31, 1995
    Commercial mortgages                $1,495,755    $1,527,424
    Residential mortgages                1,261,136     1,267,627
                                        ------------------------
                                        $2,756,891    $2,795,051
                                        ========================
    DECEMBER 31, 1994
    Commercial mortgages                $1,442,685    $1,468,697
    Residential mortgages                  570,690       545,640
                                        ------------------------
                                        $2,013,375    $2,014,337
                                        ========================

The fair values of interest rate swap agreements were $51,540,000 and $(20,833,000) at December 31, 1995 and 1994, respectively. These instruments are primarily off-balance sheet and as such, are not recorded in the accompanying financial statements.

                  Providian Life and Health Insurance Company

12. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying values and fair values of PLH's liabilities for investment-type contracts are summarized as follows:

                                         CARRYING        FAIR
                                           VALUE        VALUE
                                        ------------------------
                                             (In Thousands)
    DECEMBER 31, 1995
    Fixed annuity contracts             $3,667,197    $3,801,151
    Guaranteed investment contracts      1,519,204     1,546,248
    Variable annuity contracts           1,471,722*    1,471,722
                                        ------------------------
                                        $6,658,123    $6,819,121
                                        ========================
    DECEMBER 31, 1994
    Fixed annuity contracts             $3,103,331    $3,098,958
    Guaranteed investment contracts      1,494,308     1,473,202
    Variable annuity contracts             944,261*      944,261
                                        ------------------------
                                        $5,541,900    $5,516,421
                                        ========================

*Included in PLH's separate account liabilities.

The fair values for PLH's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in PLH's overall management of interest rate risk, such that PLH's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

LIFE AND ACCIDENT AND HEALTH COMPANIES - ASSOCIATION EDITION
---------------------------------------------------------

                              QUARTERLY STATEMENT
                           AS OF SEPTEMBER 30, 1996
                     OF THE CONDITION AND AFFAIRS OF THE
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
          ---------------------------------------------------------

NAIC Group Code    0034           NAIC Company Code     66605         Employer's ID Number   43-0378030
               -------------                        --------------                         --------------
                  Organized under the Laws of the State of         Missouri
                                                          ---------------------------,
                   using_________________________ as the Port of Entry, made to the
                   INSURANCE DEPARTMENT OF THE STATE OF

                                                   PURSUANT TO THE LAWS THEREOF

Incorporated        August 6, 1920               Commenced Business               August 31, 1920
             -----------------------------                           ------------------------------------------

Statutory Home Office        237 East High Street                     Jefferson City, Missouri 65102
                     ------------------------------------, ----------------------------------------------------
                           (Street and Number)                      (City or Town, State and Zip Code)

Main Administrative Office                            20 Moores Road
                          -------------------------------------------------------------------------------------
                                                   (Street and Number)

                Frazer, Pennsylvania 19355                                        610-648-5000
----------------------------------------------------------        ---------------------------------------------
            (City or Town, State and Zip Code)                           (Area Code) (Telephone Number)

Mail Address                20 Moores Road                                 Frazer, Pennsylvania 19355
            ----------------------------------------------        ---------------------------------------------
                   (Street and Number or P.O. Box)                     (City or Town, State and Zip Code)

Primary Location of Books and Records                              20 Moores Road
                                     --------------------------------------------------------------------------
                                                                (Street and Number)

               Frazer, Pennsylvania 19355                                         610-648-5000
---------------------------------------------------------         ---------------------------------------------
           (City or Town, State and Zip Code)                            (Area Code) (Telephone Number)

Quarterly Statement Contact             Paul John Lukacs                            610-648-4737
                            -----------------------------------------------------------------------------------
                                           (Name)                     (Area Code) (Telephone Number) (Extension)

                                   OFFICERS

President            David James Miller            Secretary         Susan Elizabeth Martin  #
         -------------------------------------               ----------------------------------------------------
Treasurer              Dennis Eugene Brady           Actuary         Michael Anthony Cioffi #
         -------------------------------------              -----------------------------------------------------

                                VICE PRESIDENTS

           Brian Alford                       Richard Andrew Babyak                    Edward Andrew Biemer
----------------------------------      ----------------------------------      ----------------------------------
           Rita Biesiot                       Thomas Patrick Bowie #                  Joan Gritton Chandler #
----------------------------------      ----------------------------------      ----------------------------------
      Michele Marie Coan #                   Charles Neil Coatsworth                   Julie Stone Congdon #
----------------------------------      ----------------------------------      ----------------------------------
      Karen Hufnagel Fleming                      Anita Gambos #                       Gregory John Garvin #
----------------------------------      ----------------------------------      ----------------------------------
    Carolyn MacBurney Kerstein                 William John Kline #                   Jeffrey Paul Lammers #
----------------------------------      ----------------------------------      ----------------------------------
       Michael Farrin Lane                   Glyn Douglas Mangum Jr.                  John Anthony Mazzuca #
----------------------------------      ----------------------------------      ----------------------------------
      Kevin Patrick McGlynn                    Douglas Scott Menges                   Robin Michelle Morgan #
----------------------------------      ----------------------------------      ----------------------------------
      Thomas Bossert Nesspor                  Gordon Eric O'Brien #                    Daniel Harris Odum #
----------------------------------      ----------------------------------      ----------------------------------
   Harold William Peterson Jr.                   John Reed Pegues                    John Cadman Prestwood Jr.
----------------------------------      ----------------------------------      ----------------------------------
         Martin Renninger                       John Howard Rogers                       Frank Joseph Rosa
----------------------------------      ----------------------------------      ----------------------------------
       Ellen Sisson Rosen #                    Douglas Alan Sarcia                    Nancy Boughan Schuckert
----------------------------------      ----------------------------------      ----------------------------------
       Joseph Dennis Strenk                 William Wilton Strickland                 Oris Russell Stuart III
----------------------------------      ----------------------------------      ----------------------------------
      William Conrad Tomilin                   Janice Lynn Weaver #                        Paul Yakulis
----------------------------------      ----------------------------------      ----------------------------------

                                                       DIRECTORS OR TRUSTEES

       Dennis Eugene Brady                    Julie Stone Congdon #                  Susan Elizabeth Martin #
----------------------------------      ----------------------------------      ----------------------------------
     Kevin Patrick McGlynn #                    David James Miller                   Thomas Bossert Nesspor #
----------------------------------      ----------------------------------      ----------------------------------
        Martin Renninger #                      Ellen Sisson Rosen #                       Paul Yakulis #
----------------------------------      ----------------------------------      ----------------------------------

----------------------------------      ----------------------------------      ----------------------------------

----------------------------------      ----------------------------------      ----------------------------------

State of         Pennsylvania        }
        ..........................   }
County of          Chester           }SS
         ............................}

     David James Miller, President, Susan Elizabeth Martin/Secretary, Dennis Eugene Brady, Treasurer of the PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY being duly sworn, each deposes and says that they are the above described officers of the said insurer, and that on the THIRTIETH day of SEPTEMBER, 1996, all of the herein described assets were the absolute property of the said insurer, free and clear from any liens or claims thereon, except as herein stated, and that this statement is a full and true statement of all the assets and liabilities and of the condition and affairs of the said insurer as of the THIRTIETH day of SEPTEMBER 1996, and of its income and deductions therefrom for the NINE months ended on that date, and have been completed in accordance with the NAIC annual statement instructions and accounting practices and procedures manuals except to the extent that; (1) state law may differ; or (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively.

    /s/ D. J. Miller                /s/ Susan E. Martin                  /s/ Dennis Eugene Brady
 ........................        ...............................      ...............................
President                                Secretary                              Treasurer

Subscribed and sworn to before me this                               ................................
31st day of October, 1996                                                     Actuary
                                 [NOTARIAL SEAL APPEARS HERE]
/s/ Linda K. Clauser
 ......................

                   STATEMENT AS OF SEPTEMBER 30, 1996 OF THE
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                                    ASSETS

----------------------------------------------------------------------------------------------------------------------------
                                  1                2                   3                    4                    5
                            Ledger Assets  Non-Ledger Assets  Assets Not Admitted  Net Admitted Assets  Previous Year Ending
                                                                                     (Cols. 1 + 2 - 3)   December 31, 1995
----------------------------------------------------------------------------------------------------------------------------
 1. Bonds...................4,361,335,982                                               4,361,335,982         4,410,244,655
 2. Stocks:
    2.1 Preferred stocks....   40,589,017                                                  40,589,017            27,719,117
    2.2 Common stocks.......  224,396,004      196,058,415            687,790             419,766,629           408,297,877
 3. Mortgage loans on real
     estate:
    3.1 First liens.........2,574,269,651                                               2,574,269,651         2,756,890,797
    3.2 Other than first
        liens...............                                                                        0                     0
 4. Real estate:
    4.1 Properties
        occupied by the
        company (less
        _______________$0
        encumbrances).......    4,688,928                           4,688,928                       0                     0
    4.2 Properties
        acquired in satis-
        faction of debt
        (less _________$0
        encumbrances).......   19,695,041                                                  19,695,041            25,064,852
    4.3 Investment real
        estate (less
        _______________$0
        encumbrances........                                                                        0                     0
 5. Policy loans............  161,370,272                               5,184             161,365,088           158,774,535
 6. Premium notes, includ-
    ing _______________$0
    for first year
    premiums................                                                                        0                     0
 7. Collateral loans........                                                                        0                     0
 8.1  Cash on hand and on
      deposit:
      a. Cash in company's
         office.............        6,000                                                       6,000                 6,000
      b. Cash on deposit....  (16,795,191)                                                (16,795,191)           (2,312,250)
 8.2  Short-term invest-
      ments.................  118,363,554                                                 118,363,554           207,572,518
 9.   Other invested assets.  159,401,009                                                 159,401,009           125,893,742
 10.  Aggregate write-ins
      for invested assets...     (728,855)               0                  0                (728,855)             (841,812)
                            ------------------------------------------------------------------------------------------------
 10A. Subtotals, cash and
      invested assets
      (Lines 1 to 10).......7,646,591,412      196,058,415          5,381,902      (a)  7,837,267,925         8,117,310,031
 11.  Reinsurance ceded:
      11.1 Amounts recover-
           able from
           reinsurers.......                       370,152                                    370,152                93,630
      11.2 Commissions and
           expense allow-
           ances due........                                                                        0                 1,758
      11.3 Experience
           rating and
           other refunds
           due..............                                                                        0                     0
 12.  Electronic data
      processing
      equipment.............    1,177,577                              13,511               1,164,066             1,139,104
 13.  Federal income tax
      recoverable...........                                                                        0             3,724,852
 14.  Life insurance
      premiums and
      annuity consid-
      erations deferred
      and uncollected on
      in force at the
      end of the period
      (less premiums on
      reinsurance ceded
      and less
      _______$20,773,405
      loading)..............                    46,693,222                                 46,693,222            45,849,166
 15.  Accident and health
      premiums due and
      unpaid................                     6,782,915                                  6,782,915             3,442,185
 16.  Investment income due
      and accrued...........                    98,318,650                                 98,318,650            99,000,821
 17.  Net adjustment in
      assets and
      liabilities due
      to foreign
      exchange rates........                                                                        0                     0
 18.  Receivable from
      parent, subsidiaries
      and affiliates........   22,036,334                             501,224              21,535,110            15,509,559
 19.  Amounts receivable
      relating to
      uninsured accident
      and health plans......                                                                        0                     0
 20.  Other assets:
      20.1 Agent's balances
          (gross debit
      _______$832,064 less
      ________$95,111 for
      doubtful accounts
      less       $545,629
      credit balances)......      191,324                             191,324              XXX                   XXX
      20.2 Bills receivable.                                                               XXX                   XXX
      20.3 Furniture and
           equipment........      530,617                             530,617              XXX                   XXX
      20.4 Cash advanced to
           or in hands of
           officers or
           agents...........      256,070                             256,070              XXX                   XXX
      20.5 Loans on personal
           security, endor-
           sed or not.......                                                               XXX                   XXX
 21.  Aggregate write-ins
      for other than
      invested assets.......   50,615,756       15,383,114         25,113,082              40,885,788            35,335,965
                            ------------------------------------------------------------------------------------------------
 22.  Total assets
      excluding Separate
      Accounts Business
      (Lines 10A to 21).....7,721,399,090      363,606,468         31,987,730           8,053,017,828         8,321,407,071
                            -------------------------------------------------
 23.  From Separate
      Accounts Statement....                                                            2,195,585,016         1,741,564,542
                                                                                   -----------------------------------------
 24.  Total (Lines 22
      and 23)...............                                                           10,248,602,844        10,062,971,613
----------------------------------------------------------------------------------------------------------------------------
DETAILS OF WRITE-INS
 1001. Financial Futures....     (728,855)                                                   (728,855)             (841,812)
 1002. .....................                                                                        0
 1003. .....................                                                                        0
 1098. Summary of remain-
       ing write-ins for
       Line 10 from over-
       flow page............            0                0                  0                       0                     0
 1099. Totals (Lines 1001
       thru 1003 plus 1098)
       (Line 10 above)......     (728,855)               0                  0                (728,855)             (841,812)
----------------------------------------------------------------------------------------------------------------------------
 2101. Guaranty Assessments.    6,829,019                                                   6,829,019             6,407,132
 2102. Accounts Receivable
       Other................    2,653,087                           2,158,977                 494,110             1,921,863
 2103. Remittances and Items
       not Allocated........      135,289                             135,289                       0
 2198. Summary of remaining
       write-ins for Line 21
       from overflow page...   40,998,361       15,383,114         22,818,816              33,562,659            27,006,970
 2199. Totals (Lines 2101
       thru 2103 plus 2198)
       (Line 21 above)......   50,615,756       15,383,114         25,113,082              40,885,788            35,335,965
----------------------------------------------------------------------------------------------------------------------------

  (a) Includes $394,007,717 investments in parent, subsidiaries, and affiliates.

STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE
                                    COMPANY

                     LIABILITIES, SURPLUS AND OTHER FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    1             2
                                                                                                   Current      Previous Year Ending
                                                                                                   Period         December 31, 1995
                                                                                                  ------------- --------------------
   1.  Aggregate reserve for life policies and contracts     $5,251,471,703            less  $0
       included in Line 7.3 (including                                   $0  Modco Reserve)       5,251,471,703       5,521,362,867
   2.  Aggregate reserve for accident and health policies (including     $0  Modco Reserve)          86,112,568          87,003,125
   3.  Supplementary contracts without life contingencies (including     $0  Modco Reserve)             311,870             270,652
   4.  Policy and contract claims:
       4.1 Life                                                                                      16,310,009          13,777,316
       4.2 Accident and health                                                                       26,878,055          24,169,501
   5.  Policyholders' dividend and coupon accumulations                                                                           0
   6.  Policyholders' dividends              $7,260       and coupons    $0  due and unpaid               7,260              20,652
   7.  Provision for policyholders' dividend and coupon payable in following calendar year-estimated amounts:
       7.1 Dividends apportioned for payment to December 31, 1996                                       438,157             450,462
       7.2 Dividends not yet apportioned                                                                                          0
       7.3 Coupons and similar benefits                                                                                           0
   8.  Amount provisionally held for deferred dividend policies not included in Line 7                                            0
   9.  Premiums and annuity considerations received in advance less      $0  discount; including
                           $0 accident and health premiums                                            4,529,297           4,536,005
  10.  Liability for premium and other deposit funds:
       10.1 Policyholder premiums, including              $98,221,937 deferred annuity liability    330,329,686         314,104,046
       10.2 Guaranteed interest contracts, including   $1,440,688,292 deferred annuity liability  1,440,688,292       1,519,204,242
       10.3 Other contract deposit funds, including                $0 deferred annuity liability                                  0
  11.  Policy and contract liabilities not included elsewhere:
       11.1 Surrender values on cancelled policies                                                                                0
       11.2 Provision for experience rating refunds, including           $0  accident and health
            experience rating refunds                                                                                             0
       11.3 Other amounts payable on reinsurance assumed                                                                          0
       11.4 Interest maintenance reserve                                                                                          0
  12.  Commission to agents due or accrued-life and annuity              $0  accident and health
                   $1,242,018                                                                         1,242,018             721,839
 12A.  Commissions and expense allowances payable on reinsurance assumed                             11,899,453          10,650,764
  13.  General expenses due or accrued                                                               16,551,928          19,899,325
 13A.  Transfers to Separate Accounts due or accrued (net)                                           (7,155,522)         (9,945,235)
  14.  Taxes, licenses and fees due or accrued, excluding federal income taxes                       13,418,359          11,941,729
 14A.  Federal income taxes due or accrued, including     ($5,029,484) on capital gains
       (excluding deferred taxes)                                                                     2,776,921                   0
  15.  "Cost of collection" on premiums and annuity considerations deferred and uncollected
       in excess of total loading thereon                                                                                         0
  16.  Unearned investment income                                                                     6,189,944           7,295,135
  17.  Amounts withheld or retained by company as agent or trustee                                    6,172,653          10,833,332
  18.  Amounts held for agents' account, including           $545,629 agents' credit balances           545,629             477,023
  19.  Remittances and items not allocated                                                           16,748,302          11,348,433
  20.  Net adjustment in assets and liabilities due to foreign exchange rates                                                     0
  21.  Liability for benefits for employees and agents if not included above                                                      0
  22.  Borrowed money                       $0 and interest thereon      $0                                                     488
  23.  Dividends to stockholders declared and unpaid                                                                              0
  24.  Miscellaneous liabilities:
       24.1 Asset valuation reserve                                                                  90,751,133          89,485,959
       24.2 Reinsurance in unauthorized companies                                                                                 0
       24.3 Funds held under reinsurance treaties with unauthorized reinsurers                                            1,115,335
       24.4 Payable to parent, subsidiaries and affiliates                                           21,416,376          18,881,820
       24.5 Drafts outstanding                                                                                                    0
       24.6 Liability for amounts held under uninsured accident and health plans                                                  0
       24.7 Funds held under coinsurance
  25.  Aggregate write-ins for liabilities                                                           99,090,165          87,308,648
                                                                                                 ----------------------------------
  26.  Total Liabilities excluding Separate Accounts business (Lines 1 to 25)                     7,436,724,256       7,744,913,463
  27.  From Separate Accounts Statement                                                           2,195,585,016       1,741,564,543
                                                                                                 ----------------------------------
  28.  Total Liabilities (Lines 26 and 27)                                                        9,632,309,272       9,486,478,006
  29.  Common capital stock                                                                          12,595,000          12,595,000
  30.  Preferred capital stock                                                                       25,190,000          25,190,000
  31.  Aggregate write-ins for other than special surplus funds                                               0                   0
  32.  Surplus notes                                                                                                              0
  33.  Gross paid in and contributed surplus                                                          2,582,898           2,582,898
  34.  Aggregate write-ins for special surplus funds                                                          0                   0
  35.  Unassigned funds (surplus)                                                                   575,925,674         536,125,709
  36.  Less treasury stock, at cost:
    (1)                  0 shares common (value included in Line 29      $0)                                                      0
    (2)                  0 shares preferred (value included in Line 30   $0)                                                      0
  37.  Surplus (total Lines 31 + 32 + 33 + 34 + 35 - 36)                                            578,508,572         538,708,607
  38.  Total of Lines 29, 30 and 37                                                                 616,293,572         576,493,607
  39.  Total of Lines 28 and 38                                                                  10,248,602,844      10,062,971,613
                                                                                                 ----------------------------------
DETAILS OF WRITE-INS
2501.  Accounts payable other                                                                           825,104             688,002
2502.  Accounts payable insurance companies                                                           4,123,382           2,753,929
2503.  Accounts payable investments                                                                  94,141,679          83,866,717
2598.  Summary of remaining write-ins for Line 25 from overflow page                                          0                   0
2599.  Totals (Line 2501 thru 2503 plus 2598) (Line 25 above)                                        99,090,165          87,308,648
                                                                                                 ----------------------------------
3101.
3102.
3103.
3198.  Summary of remaining write-ins for Line 31 from overflow page                                          0                   0
3199.  Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)                                                0                   0
                                                                                                 ----------------------------------
3401.
3402.
3403.
3498.  Summary of remaining write-ins for Line 34 from overflow page                                          0                   0
3499.  Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                                                0                   0
                                                                                                 ----------------------------------

              STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN
                       LIFE AND HEALTH INSURANCE COMPANY

                             SUMMARY OF OPERATIONS

                (Excluding Unrealized Capital Gains and Losses)

____________________________________________________________________________________________________________________________________
                                                                                  1                    2                   3
                                                                            Current Year         Previous Year  Previous Year Ending
                                                                               to Date            Year to Date   December 31, 1995
                                                                             ------------        -------------  --------------------
  1.  Premiums and annuity considerations                                     355,011,582          360,461,379        423,570,642
 1A.  Deposit - type funds                                                    530,436,729          594,434,914        803,536,752
  2.  Considerations for supplementary contracts with life contingencies           13,628                                  39,085
  3.  Considerations for supplementary contracts without life contingencies
       and dividend accumulations                                                  27,914                5,330             80,804
 3A.  Coupons left to accumulate at interest                                                                                    0
  4.  Net investment income (includes $0 equity in
       undistributed income or loss of subsidiaries)                          429,544,834          423,034,157        570,009,166
 4A.  Amortization of interest maintenance reserve (IMR)                        2,182,918            3,991,911          4,798,508
  5.  Commissions and expense allowances on reinsurance ceded                     892,888            6,768,041          7,163,791
 5A.  Reserve adjustments on reinsurance ceded                                                                                  0
  6.  Aggregate write-ins for miscellaneous income                                      0              255,655            334,894
                                                                            -------------        -------------      -------------
  7.  Totals (Lines 1 to 6)                                                 1,318,110,493        1,388,951,387      1,809,533,642
  8.  Death benefits                                                           82,427,213           69,165,763         94,786,097
  9.  Matured endowments (excluding guaranteed annual pure endowments)           (270,216)               8,000             24,713
 10.  Annuity benefits                                                        243,194,027          170,388,391        136,044,378
 11.  Disability benefits and benefits under accident and health policies      61,836,845           62,726,221         84,175,217
11A.  Coupons, guaranteed annual pure endowments and similar  benefits                                                          0
 12.  Surrender benefits and other fund withdrawals                           730,615,459          569,664,274      1,008,324,255
 13.  Group conversions                                                                                                         0
 14.  Interest on policy or contract funds                                        349,203              277,481            454,774
 15.  Payments on supplementary contracts with life contingencies                  79,206               57,781             84,219
 16.  Payments on supplementary contracts without life contingencies
       and of dividend accumulations                                               69,588               64,375            102,191
16A.  Accumulated coupons payments                                                                                              0
 17.  Increase in aggregate reserves for life and accident and health
       policies and contracts                                                (271,944,494)          25,963,676        (27,000,246)
17A.  Increase in liability for premium and other deposit funds               (62,301,967)         155,099,802         43,393,656
 18.  Increase in reverse for supplementary contracts without life
      contingencies and for dividend and coupon accumulations                      41,218              656,582            110,913
                                                                            -------------        -------------      -------------
 19.    Totals (Lines 8 to 18)                                                784,096,082        1,054,072,346      1,340,500,167
 20.  Commissions on premiums and annuity considerations
       (direct business only)                                                   9,839,355           12,052,834         16,362,178
 21.  Commissions and expense allowances on reinsurance assumed                27,211,237           53,084,583         66,988,203
 22.  General insurance expenses                                               74,161,893           86,404,033        109,007,526
 23.  Insurance taxes, licenses and fees, excluding federal income taxes        8,648,385           11,013,531         12,583,267
 24.  Increases in loading on and cost of collections in excess of
       loading  on deferred and uncollected premiums                             (924,825)             674,042            779,092
24A.  Net transfers to or (from) Separate Accounts                            296,646,626          266,035,341        316,221,731
 25.  Aggregate write-ins for deductions                                          989,373          (91,266,364)       (91,191,647)
                                                                            -------------        -------------      -------------
 26.    Totals (Lines 19 to 25)                                             1,200,668,126        1,392,070,346      1,771,250,517
 27.  Net gain from operations before dividends to policyholders and
       before federal income taxes (Line 7 minus Line 26)                     117,442,367           (3,118,959)        38,283,125
 28.  Dividends to policyholders                                                  236,490              304,395            458,149
                                                                            -------------        -------------      -------------
 29.  Net gain from operations after dividends to policyholders and
       before federal income  taxes (Line 27 minus Line 28)                   117,205,877           (3,423,354)        37,824,976
 30.  Federal income taxes incurred (excluding tax on capital gains)           43,285,000            3,911,000         18,221,946
                                                                            -------------        -------------      -------------
 31.  Net gain from operations after dividends to policyholders and federal income taxes before realized capital gains or (losses)
       (Line 29 minus Line 30)                                                 73,920,877           (7,334,354)        19,603,030
 32.  Net realized capital gains or (losses) less capital gains tax
       and transferred to the IMR                                              (1,545,439)         (21,220,798)          (608,871)
                                                                            -------------        -------------      -------------
 33.  Net income (Line 31 plus Line 32)                                        72,375,438          (28,555,152)        18,994,159

                                                    CAPITAL AND SURPLUS ACCOUNT

 34.  Capital and surplus, December 31, previous year                         576,493,607          530,212,288        530,212,288
 35.  Net income (Line 33)                                                     72,375,438          (28,555,152)        18,994,159
 36.  Change in net unrealized capital gains or (losses)                       24,252,661           88,919,242         96,430,230
 37.  Change in non-admitted assets and related items                          (1,692,099)         (21,363,878)       (17,244,999)
 38.  Change in liability for reinsurance in unauthorized companies                                                             0
 39.  Change in reverse on account of change in valuation basis,
       (increase) or decrease                                                                                            (802,188)
 40.  Change asset valuation reserve                                           (1,265,175)         (30,993,819)       (42,003,870)
 41.  Change in treasury stock
 42.  Change in surplus in Separate Accounts Statement                                                                          0
 43.  Capital changes:
      a.  Paid in                                                                                                               0
      b.  Transferred to capital (Stock Dividend)                                                                               0
      c.  Transferred to surplus                                                                                                0
 44.  Surplus adjustment:
      a.  Paid in                                                                                                               0
      b.  Transferred to capital (Stock Dividend)                                                                               0
      c.  Transferred from capital                                                                                              0
      d.  Change in surplus as a result of reinsurance                                                                          0
 45.  Dividends to stockholders                                               (53,870,860)                                      0
 46.  Aggregate write-ins for gains and losses in surplus                               0                    0         (9,092,013)
                                                                            -------------        -------------      -------------
 47.  Net change in capital and surplus for the year (Lines 35 through 46)     39,799,965            8,006,393         46,281,319
                                                                            -------------        -------------      -------------
 48.  Capital and surplus, as of statement date (Lines 34 + 47)               616,293,572          538,218,681        576,493,607
___________________________________________________________________________________________________________________________________
DETAILS OF WRITE-INS
0601.  Miscellaneous income                                                                            255,655            334,894
0602.
0603.
0698.  Summary of remaining write-ins for Line 6 overflow page                          0                    0                  0
0699.  Totals (Lines 0601 thru 0603 plus 0698) (Line 6 above)                           0              255,655            334,894
___________________________________________________________________________________________________________________________________
2501.  Reinsurance reserves paid for on assumed business                           (5,012)           1,230,412          1,305,129
2502.  Reinsurance recapture                                                      734,665          (92,496,776)       (92,496,776)
2503.  Recapture reimbursement expense                                            250,000
2598.  Summary of remaining write-ins for Line 25 from overflow page                9,720                    0                  0
2599.  Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)                    989,373          (91,266,364)       (91,191,647)
___________________________________________________________________________________________________________________________________
4601.  Prior year federal income tax                                                                                   (5,092,013)
4602.  Acquisition of Treasury Stock                                                                                   (4,000,000)
4603.
4698.  Summary of remaining write-ins for Line 46 from overflow page                    0                    0                  0
4699.  Totals (Lines 4601 thru 4603 plus 4698) (Line 46 above)                          0                    0         (9,092,013)
___________________________________________________________________________________________________________________________________

                                   CASH FLOW

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  1                      2
                                                                                             Current Year      Previous Year Ending
                                                                                               to Date           December 31, 1995
                                                                                            ---------------------------------------
 1.  Premiums and annuity considerations......................................................352,907,687...........421,023,688
 2.  Deposit - type funds.....................................................................530,436,729...........803,536,752
 3.  Other premiums, considerations and deposits...................................................41,542...............119,889
 4.  Allowances and reserve adjustments received on reinsurance ceded.............................898,433.............7,195,056
 5.  Investment income received (excluding realized gains/losses and net of investment expenses)....................................................................431,276,007...........564,586,931
 6.  Other income received..............................................................................0...............334,893
                                                                                            ---------------------------------------
 7.  Total (Lines 1 to 6)...................................................................1,315,560,398.........1,796,797,209
 8.  Life and accident and health claims paid.................................................138,811,582...........175,668,308
 9.  Surrender benefits and other fund withdrawals paid.......................................730,615,459.........1,008,324,255
10.  Other benefits to policyholders paid.....................................................243,951,624...........136,686,549
                                                                                            ---------------------------------------
11.  Total (Lines 8 to 10)..................................................................1,113,378,665.........1,320,679,112
12.  Commissions, other expenses and taxes paid (excluding FIT)...............................119,966,555...........196,781,423
13.  Net transfers to or (from) Separate Accounts (operational items only)....................293,856,913...........327,365,121
                                                                                            --------------------------------------
14.  Total (Lines 12 to 13)...................................................................413,823,468...........524,146,544
15.  Dividends to policyholders paid..............................................................262,187...............395,981
16.  Federal income taxes paid (excluding tax on capital gains)................................45,731,792...........(10,509,603)
17.  Net increase or (decrease) in policy loans and premium notes...............................2,593,512.............7,283,377
18.  Other operating expenses paid................................................................251,949.............1,305,129
                                                                                            --------------------------------------
19.  Total (Lines 15 to 18)....................................................................48,839,440............(1,525,116)
                                                                                            --------------------------------------
20.  Net cash from operations (Line 7 minus Line 11 minus Line 14 minus Line 19).............(260,481,175)..........(46,503,331)

21.  Proceeds from investments sold, matured or repaid:
     21.1 Bonds.............................................................................1,872,944,972.........2,842,536,121
     21.2 Stocks..............................................................................170,417,571...........353,818,558
     21.3 Mortgage loans......................................................................546,551,626...........397,516,025
     21.4 Real estate..........................................................................14,192,166............12,036,204
     21.5 Collateral loans..............................................................................0.....................0
     21.6 Other invested assets................................................................12,687,898............50,379,808
     21.7 Net gains or (losses) on cash and short-term investments................................  1,421............... 33,911
     21.8 Miscellaneous proceeds................................................................6,634,007.............6,613,492
                                                                                            --------------------------------------
     21.9 Total investment proceeds (Lines 21.1 to 21.8)....................................2,623,429,661.........3,662,934,119
22.  Tax on capital gains......................................................................(8,920,562)....................0
                                                                                            --------------------------------------
23.  Total (Line 21.9 minus Line 22)........................................................2,632,350,223.........3,662,934,119
24.  Other cash provided:
     24.1 Capital and surplus paid in...................................................................0.....................0
     24.2 Borrowed money..................$0. less amounts repaid...............$0......................0.....................0
     24.3 Other sources........................................................................28,002,230.........1,022,526,231
                                                                                            --------------------------------------
     24.4 Total other cash provided (Lines 24.1 to 24.3).......................................28,002,230.........1,022,526,231
                                                                                            --------------------------------------
25.  Total (Line 20 plus Line 23 plus Line 24.4)............................................2,399,871,278.........4,638,957,019
                                                                                            --------------------------------------
26.  Cost of investments acquired (long-term only):
     26.1 Bonds.............................................................................1,831,258,810.........2,930,373,569
     26.2 Stocks..............................................................................164,260,663...........326,293,794
     26.3 Mortgage loans......................................................................383,783,698...........947,849,617
     26.4 Real estate...................................................................................0.....................0
     26.5 Collateral loans..............................................................................0.....................0
     26.6 Other invested assets................................................................42,648,209............37,431,108
     26.7 Miscellaneous applications............................................................8,942,351............60,330,074
                                                                                            --------------------------------------
     26.8 Total investments acquired (Lines 26.1 to 26.7)...................................2,430,893,731.........4,302,278,162
27.  Other cash applied:
     27.1 Dividends to stockholders paid.......................................................53,870,860.....................0
     27.2 Other applications (net).............................................................18,798,592...........244,943,824
                                                                                            --------------------------------------
     27.3 Total other cash applied (Lines 27.1 and 27.2).......................................72,669,452...........244,943,824
                                                                                            --------------------------------------
28.  Total (Lines 26.8 and 27.3)............................................................2,503,563,183.........4,547,221,986
                                                                                            --------------------------------------
29.  Net change in cash and short-term investments (Line 25 minus Line 28)...................(103,691,905)...........91,735,033
                                                                                            --------------------------------------
                                RECONCILIATION

30.  Cash and short-term investments:
     30.1 Beginning of year...................................................................205,266,268...........113,531,235
     30.2 End of period (Line 29 plus Line 30.1)..............................................101,574,363...........205,266,268
----------------------------------------------------------------------------------------------------------------------------------


                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                                                  RECONCILIATION OF LEDGER ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1                   2
                                                                                                  Current       Previous Year Ending
                                                                                                  Period          December 31, 1995
                                                                                               -------------------------------------
                                                    INCREASES IN LEDGER ASSETS

    1.  Premiums on life policies and annuity considerations....................................     237,631,164        260,880,598
   1A.  Deposit-type funds......................................................................     530,436,729        803,536,752
    2.  Accident and health cash premiums, including......$0...policy, membership and
        other fees..............................................................................     115,276,523        160,143,090
    3.  Considerations for supplementary contracts with life contingencies......................          13,628             39,084
    4.  Considerations for supplementary contracts without life contingencies,
        including.............$0..disability....................................................          12,356             70,031
    5.  Dividends left with the company to accumulate at interest...............................          15,558             10,774
   5A.  Coupons left with the company to accumulate at interest.................................               0                  0
    6.  Gross investment income.................................................................     438,812,223        579,510,590
    7.  Increase in capital and paid in or contributed surplus..................................               0                  0
    8.  Borrowed money gross.............$0..........less amount repaid..............$0.........               0                  0
    9.  Commissions and expense allowances on reinsurance ceded.................................         898,433          7,195,056
   9A.  Reserve adjustments on reinsurance ceded................................................               0                  0
   10.  From sale or maturity of ledger assets..................................................      36,020,460         81,626,856
   11.  By adjustment in book value of ledger assets............................................               0          8,459,000
   12.  Aggregate write-ins for increases in ledger assets......................................      19,769,136        903,840,231
                                                                                                -----------------------------------
   13.       Total increases in Ledger Assets (Line 1 through 12)...............................   1,378,886,210      2,805,312,062
                                                                                                -----------------------------------
                                                    DECREASES IN LEDGER ASSETS

   14.  Policy and contract claims:
        14.1 Life...............................................................................      79,624,304         93,580,408
        14.2 Accident and health................................................................      59,187,278         82,087,016
   15.  For annuities with life contingencies, excluding payments on supplementary contracts
        (including cash refund payments)........................................................     243,411,561        136,044,378
   16.  Premium notes and liens voided by lapse, less....$0...restorations......................               0                  0
   17.  Surrender benefits and other fund withdrawals...........................................     730,615,459      1,008,324,255
  17A.  Group conversions.......................................................................               0                  0
  17B.  Interest on policy or contract funds....................................................         391,269            455,784
   18.  Dividends to policyholders:
        18.1 Life insurance and annuities.......................................................         262,187            395,981
        18.2 Accident and health................................................................               0                  0
  18A.  Coupons, guaranteed annual pure endowments and similar benefits.........................               0                  0
                                                                                                -----------------------------------
   19.    Total Paid Policyholders..............................................................   1,113,492,058      1,320,887,822
   20.  Paid for claims on supplementary contracts:
        20.1 With life contingencies............................................................          79,206             84,219
        20.2 Without life contingencies.........................................................          69,588            102,191

        20.3 Total paid for claims on supplementary contracts (Lines 20.1 plus 20.2)............         148,794            186,410
   21.  Dividends and interest thereon held on deposit disbursed during the year................               0                  0
  21A.  Coupons and interest thereon held on deposit disbursed during the year..................               0                  0
   22.  Commissions to agents (direct business only):
        22.1 Life insurance and annuities, including.....$0..commuted commissions...............       7,742,494         13,065,592
        22.2 Accident and health, including..........$0..commuted commissions...................       1,576,681          2,990,533
        22.3 Policy, membership and other fees retained by agents...............................               0                  0

        22.4 Total commissions to agents (Lines 22.1 thru 22.3).................................       9,319,175         16,056,125
  22A.  Commissions and expense allowances on reinsurance assumed...............................      25,968,053         63,690,833
   23.  General expenses........................................................................      86,769,053        118,504,147
 23.1.  Taxes, licenses and fees, excluding federal income taxes................................       7,502,183         11,728,575
 23.2.  Federal income taxes, including......($8,920,562) on capital gains......................      36,811,230        (10,509,603)
   24.  Decrease in capital and paid in or contributed surplus..................................               0                  0
   25.  Paid stockholders for dividends (cash.....$53,870,860...stock.....$0...)................      53,870,860                  0
   26.  Borrowed money repaid gross......................$0...less amount borrowed........$0....               0                  0
   27.  Interest on borrowed money..............................................................             488            414,507
  27A.  Net transfers to or (from) Separate Accounts............................................     293,856,913        327,365,121
   28.  From sale or maturity of ledger assets..................................................      42,644,220        118,878,094
   29.  By adjustment in book value of ledger assets............................................          98,500            225,918
   30.  Aggregate write-ins for decreases in ledger assets......................................       6,764,860         15,346,248
                                                                                                -----------------------------------
   31.       Total Decreases in Ledger Assets (sum of Lines 19, 20.3, 21, 21A, and
             22.4 through 30)...................................................................   1,677,246,387      1,982,774,197
                                                                                                -----------------------------------
                                                          RECONCILIATION

  32.   Amount of ledger assets December 31st of previous year..................................   8,019,759,267      7,197,221,402
                                                                                                -----------------------------------
  33.   Increase or (decrease) in ledger assets during the year (Line 13 minus Line 31).........   (298,360,177)       822,537,865
                                                                                                -----------------------------------
  34.        Total = Leger Assets as of statement date..........................................   7,721,399,090      8,019,759,267
------------------------------------------------------------------------------------------------------------------------------------


DETAILS OF WRITE-INS

 1201. Accounts payable insurance companies.....................................................       1,369,452          1,698,795
 1202. Fund withheld for unauthorized reinsurance...............................................                            190,335
 1203. Accounts payable other...................................................................         137,102
 1298. Summary of remaining write-ins for Line 12 from overflow page............................      18,262,582        901,951,101
 1299. Totals (Lines 1201 thru 1203 plus 1298) (Line 12 above)..................................      19,769,136        903,840,231
-----------------------------------------------------------------------------------------------------------------------------------
 3001. Accounts payable insurance companies.....................................................         984,665
 3002. Prior year Federal tax payment...........................................................                          5,092,013
 3303. Paid for reinsurance reserves............................................................          (5,012)         1,305,129
 3098. Summary of remaining write-ins for Line 30 from overflow page............................       5,785,207          8,949,106
 3099. Totals (Lines 3001 thru 3003 plus 3098) (Line 30 above)..................................       6,764,860         15,346,248
-----------------------------------------------------------------------------------------------------------------------------------

                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                                                             EXHIBIT 1

                                              DIRECT PREMIUMS AND DEPOSIT - TYPE FUNDS

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   1               2                   3
                                                                               Current Year    Previous Year   Previous Year Ending
                                                                                 to Date        Year to Date          12/31
                                                                               ----------------------------------------------------
 1.  Industrial Life                                                                                                         0

 2.  Ordinary Life Insurance                                                    33,638,498       32,007,229         44,474,177

 3.  Ordinary Individual Annuities                                              24,436,420       10,611,534         15,447,456

 4.  Credit Life (Group & Individual)                                                                                        0

 5.  Group Life Insurance                                                       49,529,917       52,171,725         67,588,218

 6.  Group Annuities                                                            12,856,095       10,445,635         11,043,032

 7.  A & H - Group                                                              43,890,788       49,821,159         66,876,168

 8.  A & H - Credit (Group & Individual)                                                                                     0

 9.  A & H - Other                                                              24,176,203       26,119,231         34,575,699

10.  Aggregate of All Other Lines of Business                                            0                0                  0

11.  Subtotal                                                                  188,527,921      181,176,513        240,004,750

12.  Deposit - Type Funds                                                      428,000,914      334,446,416        803,536,752

13.  Total                                                                     616,528,835      515,622,929      1,043,541,502

------------------------------------------------------------------------------------------------------------------------------------

DETAILS OF WRITE-INS

1001.

1002.

1003.

1098. Summary of remaining write-ins for Line 10 from overflow page                      0                0                  0

1099. Totals (Lines 1001 thru 1003 plus 1098) (Line 10 above)                            0                0                  0

------------------------------------------------------------------------------------------------------------------------------------

STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE
                                    COMPANY

                                                        SCHEDULE A - PART 1
                              Show all Real Estate Acquired by the Company During the Current Period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1                 2
                                                                       Date                          Amount of
Number              Location and Description of Property             Acquired    Name of Vendor     Encumbrances    Cost to Company
------------------------------------------------------------------------------------------------------------------------------------
804469    Chatsworth, CA - Residential                                09/1996    Korte                         0            306,370
807350    Lee Summit, MO - Residential                                09/1996    Fonseca                       0             63,319
876756    Los Angeles, CA - Residential                               08/1996    Nakagava                      0            551,404
867673    Richmond, CA - Residential                                  07/1996    Darden                        0            212,267
867809    Sacremento, CA - Residential                                08/1996    Arno                          0            275,920
868250    Newport Beach, CA - Residential                             08/1996    Hicks                         0            597,948
311010    Houston, TX - Office Building - Prior quarter adjustment    05/1996    Executive Plaza               0             37,916



------------------------------------------------------------------------------------------------------------------------------------
9999998 FORECLOSED REAL ESTATE ACQUIRED DURING THE CURRENT PERIOD UNDER CONTRACT FOR SALE                      0                  0
------------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                                                                                 0          2,045,144
------------------------------------------------------------------------------------------------------------------------------------

                                                        SCHEDULE A - PART 2
                                        Show all Real Estate Sold During the Current Period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      1               2             3        4
          Location and Description                                                              Book Value At
            of Property or Nature            Date                                  Cost to    Date of Sale Less  Profit    Loss
Number  of Additions and Improvements        Sold         Name of Purchaser        Company      Encumbrances     on Sale  on Sale
------------------------------------------------------------------------------------------------------------------------------------
311010  Houston, TX - Office Building       07/1996  Executive Plaza Corporation   4,587,864        4,587,864     319,761         0
400107  Berkeley-Addison - Office Building  08/1996  First Milvia LLC              1,520,248        1,520,248           0    37,361
400461  Sunnyvale, CA - Office Building     08/1996                               12,244,029        4,902,829   1,190,417         0
300089  San Antonio, TX - Shopping Center   09/1996  Macon II Shopping Center      1,020,000          533,354     215,532         0
857607  Northridge, CA - Residential        08/1996  Franklin Shapiro                234,654          234,654           0         0
857597  Walnut, CA - Residential-Add'l
         proceeds rec'd on 2nd qtr sale     06/1996  Jen Yam Wu                            0                0       4,960         0


------------------------------------------------------------------------------------------------------------------------------------
039999 TOTALS                                                                     19,606,795       11,778,949   1,730,670    37,361
------------------------------------------------------------------------------------------------------------------------------------

                   STATEMENT AS OF SEPTEMBER 30, 1996 OF THE
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                           SCHEDULE A - Verification

                          Show all Real Estate Owned

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1               2               3                 4
                                                                                                                   Previous Year
                                                                Current Year     Current Year     Current Year        Ending
                                                                 as of 3/31       as of 6/30       as of 9/30          12/31
-----------------------------------------------------------------------------------------------------------------------------------
 1.    Book value of real estate owned, previous period            29,980,141       30,939,660       34,485,642       27,151,802
 2.    Increase, by adjustment                                              0                0                0                0
 3.    Cost of acquired                                             1,025,857        4,998,241        2,045,144       13,550,191
 4.    Cost of permanent improvements                                       0                0                0          114,950
 5.    Profit on sales                                                      0            8,366        1,730,670        2,287,280
-----------------------------------------------------------------------------------------------------------------------------------
 6.    TOTAL                                                       31,005,998       35,946,267       38,261,456       43,104,223

 7.    Decrease, by adjustment                                         66,338          648,932          206,775          966,000
 8.    Received on sales                                                    0          719,906       13,472,260       12,130,750
 9.    Loss on sales                                                        0           91,787           37,361           27,332
10.    Book value of real estate owned, end of period              30,939,660       34,485,642       24,545,060       29,980,141
11.    Properties occupied by the company less encumbrances         4,882,951        4,850,018        4,850,018        4,915,288
12.    Properties acquired in satisfaction of debt less
       encumbrances                                                26,056,709       29,635,624       19,695,041       25,064,853
13.    Investment in real estate less encumbrances                                                                             0
-----------------------------------------------------------------------------------------------------------------------------------

                        SCHEDULE B - PART 1 - SECTION 1

                         Long-Term Mortgage Loans held

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1               2               3                 4
                                                                                                                   Previous Year
                                                                Current Year     Current Year     Current Year        Ending
                                                                 as of 3/31       as of 6/30       as of 9/30          12/31
-----------------------------------------------------------------------------------------------------------------------------------
 1.    Book value of mortgages held, previous period            2,756,890,797    2,746,388,402    2,646,294,178    2,013,375,382
 2.    Loans in cash or granted on disposal of real estate         82,499,975       69,265,999       67,733,859      217,268,235
 3.    Cost of mortgages (insured and other) purchased             72,948,510       84,338,590        6,996,765      722,223,382
 4.    Additional cash loaned on refunded mortgages                                                                            0
 5.    Interest covered by increase in, or refunding of,
       mortgages                                                                                                               0
 6.    Taxes covered by increase in, or refunding of,
       mortgages                                                                                                               0
 7.    Other items covered by increase in, or refunding of,
       mortgages                                                                                                               0
 8.    Accrual of discount on mortgages purchased                     295,593          190,601          152,285        1,949,873
 9.    Transfers                                                                                                     208,713,164
10.    Aggregate write-ins for increases                                    0                0                0        8,358,000
-----------------------------------------------------------------------------------------------------------------------------------
11.    Totals                                                   2,912,634,875    2,900,183,592    2,721,177,087    3,171,888,036

12.    Payments on principal including cash on mortgages
       refunded                                                   162,053,650      160,985,723      140,241,227      397,516,025
13.    Mortgages foreclosed and transferred to real estate          1,025,857        4,998,241        2,045,144       13,550,191
14.    Mortgages on properties acquired by deed, in lieu of
       foreclosure, and transferred to real estate                                                                             0
15.    Decrease in book value of mortgages refunded or by
       adjustment in book value of mortgages                                                                                   0
16.    Amortization of premium on mortgages purchased                 981,966          804,876          791,973        2,516,453
17.    Transfers                                                                                                       1,414,570
18.    Aggregate write-ins for decreases                            2,185,000       87,100,574        3,829,092                0
19.    Total deductions                                           166,246,473      253,889,414      146,907,436      414,997,239
20.    Book value of mortgages owned, end of period             2,746,388,402    2,646,294,178    2,574,269,651    2,756,890,797
-----------------------------------------------------------------------------------------------------------------------------------
       DETAILS OF WRITE-INS

1001.  Loan loss reserve                                                                                               8,358,000
1002.
1003.
1098.  Summary of remaining write-ins for Line 10 from
       overflow page                                                        0                0                0                0
1099.    Totals (Lines 1001 thru 1003 plus 1098)
         (Line 10 above)                                                    0                0                0        8,358,000
-----------------------------------------------------------------------------------------------------------------------------------
1801.  Loan loss reserve                                            2,185,000           24,000          272,000
1802.  Loan Sale                                                                    87,076,574
1803.  Transfer to Schedule D                                                                         3,557,092
1898.  Summary of remaining write-ins for Line 18 from
       overflow page                                                        0                0                0                0
1899.    Totals (Lines 1801 thru 1803 plus 1898)
         (Line 18 above)                                            2,185,000       87,100,574        3,829,092                0
-----------------------------------------------------------------------------------------------------------------------------------

                   STATEMENT AS OF SEPTEMBER 30, 1996 OF THE
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                                             SCHEDULE B - PART 2 - SECTION 1A

                                           Long-Term Mortgages in Good Standing
---------------------------------------------------------------------------------------------------------------------------
                                                                 1                2                3                4
                                                           Current Year     Current Year     Current Year     Previous Year
                                                            as of 3/31       as of 6/30       as of 9/30      Ending 12/31
---------------------------------------------------------------------------------------------------------------------------
0399999 Farm Mortgages                                        27,200,000       30,495,119       44,064,866       10,726,000
---------------------------------------------------------------------------------------------------------------------------
0799999 Residential Mortgages                              1,209,225,269    1,095,977,719    1,012,946,407    1,251,487,952
---------------------------------------------------------------------------------------------------------------------------
1199999 Commercial Mortgages                               1,485,681,258    1,490,071,363    1,486,620,543    1,469,081,805
---------------------------------------------------------------------------------------------------------------------------
9999999 Total Mortgages in Good Standing                   2,722,106,527    2,616,544,201    2,543,631,816    2,731,295,756
---------------------------------------------------------------------------------------------------------------------------

                                             SCHEDULE B - PART 2 - SECTION 1B

                               Long-Term Mortgages in Good Standing with Restructured Terms
---------------------------------------------------------------------------------------------------------------------------
                                                                 1                2                3                4
                                                           Current Year     Current Year     Current Year     Previous Year
                                                            as of 3/31       as of 6/30       as of 9/30      Ending 12/31
---------------------------------------------------------------------------------------------------------------------------
9999999 Total Mortgages in Good Standing
        with Restructured Terms                               13,691,706       13,855,395       13,908,346       15,764,893
---------------------------------------------------------------------------------------------------------------------------

                                              SCHEDULE B - PART 2 - SECTION 2

                      Long-Term Mortgage Loans upon which Interest is Overdue more than three Months
---------------------------------------------------------------------------------------------------------------------------
                                                                 1                2                3                4
                                                           Current Year     Current Year     Current Year     Previous Year
                                                            as of 3/31       as of 6/30       as of 9/30      Ending 12/31
---------------------------------------------------------------------------------------------------------------------------
0399999 Farm Mortgages                                                                                                    0
---------------------------------------------------------------------------------------------------------------------------
0799999 Residential Mortgages                                  5,537,669        6,326,020        5,840,668        6,445,699
---------------------------------------------------------------------------------------------------------------------------
1199999 Commercial Mortgages                                                                                              0
---------------------------------------------------------------------------------------------------------------------------
9999999 Total Mortgages with Interest Overdue
        more than three Months                                 5,537,669        6,326,020        5,840,668        6,445,699
---------------------------------------------------------------------------------------------------------------------------

                                              SCHEDULE B - PART 2 - SECTION 3

                                    Long-Term Mortgage Loans in Process of Foreclosure
---------------------------------------------------------------------------------------------------------------------------
                                                                 1                2                3                4
                                                           Current Year     Current Year     Current Year     Previous Year
                                                            as of 3/31       as of 6/30       as of 9/30      Ending 12/31
---------------------------------------------------------------------------------------------------------------------------
0399999 Farm Mortgages                                                                                                    0
---------------------------------------------------------------------------------------------------------------------------
0799999 Residential Mortgages                                 4,858,248        6,888,999        4,567,259         3,202,197
---------------------------------------------------------------------------------------------------------------------------
1199999 Commercial Mortgages                                    194,252        2,679,563        6,321,563           182,252
---------------------------------------------------------------------------------------------------------------------------
9999999 Total Mortgages in Process of Foreclosure             5,052,500        9,568,562       10,888,822         3,384,449
---------------------------------------------------------------------------------------------------------------------------

                                                        SCHEDULE B - PART 3

                               Long-Term Mortgages Foreclosed, Properties Transferred to Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Current Year     Current Year     Current Year         Previous Year
                                                           as of 3/31       as of 6/30       as of 9/30           Ending 12/31
                                                        ---------------------------------------------------------------------------
                                                           1        2       3        4       5        6          7           8
                                                                  Value            Value            Value                  Value
                                                        Loss on  Trans-  Loss on  Trans-  Loss on  Trans-     Loss on     Trans-
                                                        Transfer ferred  Transfer ferred  Transfer ferred    Transfer     ferred
                                                        to Real  to Real to Real  to Real to Real  to Real    to Real     to Real
                                                         Estate  Estate   Estate  Estate   Estate  Estate     Estate      Estate
-----------------------------------------------------------------------------------------------------------------------------------
0399999 Farm Mortgages                                                                                              0             0
-----------------------------------------------------------------------------------------------------------------------------------
0799999 Residential Mortgages                                    1,025,857        1,474,150        3,481,378        0     1,300,385
-----------------------------------------------------------------------------------------------------------------------------------
1199999 Commercial Mortgages                                                      4,549,948        4,587,864   973,000   12,249,806
-----------------------------------------------------------------------------------------------------------------------------------
9999999 Total Mortgages Foreclosed and Transferred
        to Real Estate                                     0     1,025,857  0     6,024,098  0     8,069,242   973,000   13,550,191
-----------------------------------------------------------------------------------------------------------------------------------

                                                SCHEDULE BA - VERIFICATION

                                       Other Invested Assets Included in Schedule BA
---------------------------------------------------------------------------------------------------------------------------
                                                                 1                2                3                4
                 Description                               Current Year     Current Year     Current Year     Previous Year
                                                            as of 3/31       as of 6/30       as of 9/30      Ending 12/31
---------------------------------------------------------------------------------------------------------------------------
 1. Book value of other invested assets, beginning
    of period                                                125,893,742      138,125,746      138,712,250      128,611,877
 2. Cost of acquisitions, current period                      13,779,666        5,351,980       23,516,563       39,812,519
 3. Increase by adjustment, current period                     3,476,083        2,692,665        3,598,151       12,513,274
 4. Profit on disposition                                                                                           203,171
---------------------------------------------------------------------------------------------------------------------------
 5. Total                                                    143,149,491      146,170,391      165,826,964      181,140,841

 6. Deduct consideration on disposition                                                 0        3,367,992       50,379,808
 7. Reductions in investment, current period                   3,603,081        5,716,825                0        2,381,411
 8. Decrease by adjustment, current period                     1,420,664          332,448          557,964          208,441
 9. Loss on disposition                                                         1,408,868        2,500,000        2,277,439
10. Book value of other invested assets                      138,125,746      138,712,250      159,401,008      125,893,742
---------------------------------------------------------------------------------------------------------------------------

                              STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                                                               SCHEDULE BA -- PART 2
                                        Show all Long-Term Invested Assets Acquired During the Current Period
----------------------------------------------------------------------------------------------------------------------------------
                      1                           2                3                  4                     5
      Number of Units and Description            Date       Cost to Company    Consideration Paid      Name of Vendor
                                               Acquired                        During Current Year

----------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS:

FOOTHILLS PARTNERS II, LP                      VARIOUS       2,289,375         2,289,375        FOOTHILLS PARTNERS II, LP
FOOTHILLS PARTNERS III, LP                     VARIOUS      11,200,000        11,200,000        FOOTHILL PARTNERS III, LP
TCW OIL & GAS FUND IV, LP                      VARIOUS       3,067,000         3,067,000        TCW OIL & GAS FUND IV, LP
GREEN MOUNTAIN ADVISORS, LP                   09/17/96       1,019,559         1,019,559        GREEN MOUNTAIN ADVISORS, LP
RELATED CORPORATE PARTNERS IV, LP             09/26/96       3,940,629         3,940,629        RELATED CORPORATE PARTNERS IV, LP
MCDONALD CORPORATE TC FUND IV                 08/01/96       2,000,000         2,000,000        MCDONALD CORPORATE TC FUND, IV

----------------------------------------------------------------------------------------------------------------------------------
1299999 ANY OTHER CLASS OF INVESTED ASSETS                  23,516,563        23,516,563
----------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                              23,516,563        23,516,563                 X  X  X
----------------------------------------------------------------------------------------------------------------------------------

                                                               SCHEDULE BA -- PART 3
                                        Show all Long-Term Invested Assets Disposed of During the Current Period
----------------------------------------------------------------------------------------------------------------------------------
                         1                 2                 3                    4                5            6          7
                                          Date         Name of Purchaser                       Book Value     Profit      Loss
     Number of Units and Description    Disposed            or                Consideration    at Date of       on         on
                                           of        Nature of Disposition                        Sale       Disposal   Disposal
-----------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS:

CIGNA MEZZANINE, LP                    VARIOUS     CIGNA MEZZANINE, LP              404,432
FOOTHILL PARTNERS II, LP               VARIOUS     FOOTHILL PARTNERS II, LP       1,279,720
FOOTHILL PARTNERS III, LP              VARIOUS     FOOTHILL PARTNERS III, LP        777,778
WILLIAM BLAIR MEZZANINE                VARIOUS     WILLIAM BLAIR MEZZAINE, LP       286,000
TCW OIL & GAS FUND IV, LP              VARIOUS     TCW OIL & GAS FUND IV, LP        620,062

NOTES RECEIVABLE:

MKT, INC                              07/30/96     PROVIDIAN CORPORATION                  0      2,500,000              2,500,000

----------------------------------------------------------------------------------------------------------------------------------
1299999 ANY OTHER CLASS OF INVESTED ASSETS                                        3,367,992      2,500,000       0      2,500,000
----------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                                                    3,367,992      2,500,000       0      2,500,000
----------------------------------------------------------------------------------------------------------------------------------


                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                                                            SCHEDULE C


-----------------------------------------------------------------------------------------------------------------------------------
                                                                    1                        2                       3
                                                                                       Amount Loaned or       Amount of Interest
                                                                                    Amount of Loan Repaid   Received During Year
9999998   LONG - TERM COLLATERAL LOANS MADE
          DURING THE CURRENT PERIOD                                      0                           0                        0
9999999   TOTAL - LONG - TERM COLLATERAL LOANS DISCHARGED
          IN WHOLE OR IN PART DURING THE CURRENT PERIOD                  0                           0                        0

-----------------------------------------------------------------------------------------------------------------------------------


                                                        SCHEDULE C - PART 4
                               Collateral Substitution During the Current Period in Collateral Loans Held

-----------------------------------------------------------------------------------------------------------------------------------
                                                              Substitution of Collateral, Viz:
                           --------------------------------------------------------------------------------------------------------
           Name of Actual                                         Collateral Substituted
Number        Borrower     --------------------------------------------------------------------------------------------------------
                                               1                         2                    3                   4
                                           Description                   Date              Par Value          Market Value
-----------------------------------------------------------------------------------------------------------------------------------





















------------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                                                                                                  0

------------------------------------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

                           ---------------------------------------------------------------------------------------------------------
                                                                  Collateral Released
                           ---------------------------------------------------------------------------------------------------------
                                                5                         6                    7                   8
                                           Description                   Date              Par Value          Market Value
                           ---------------------------------------------------------------------------------------------------------





















                           ---------------------------------------------------------------------------------------------------------
                                                 X  X  X                 X X X                 X X X                           0
                           ---------------------------------------------------------------------------------------------------------

                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY


                                                       SCHEDULE D - PART 1B
                                 Showing the Acquisitions, Dispositions and Non - Trading Activity

                            During the Current Period for all Bonds and Preferred Stock by Rating Class
--------------------------------------------------------------------------------------------------------------------------------
                                                 1                       2                      3                    4
                                             Statement
                                               Value
                                             Beginning                                                           Non-Trading
                                             of Period                Acquisitions          Dispositions          Activity
--------------------------------------------------------------------------------------------------------------------------------

BONDS

 1.  Class 1                                  2,887,698,500            1,232,258,901         1,287,201,490        12,005,382
 2.  Class 2                                  1,254,129,293                3,750,000            10,424,540        (6,978,212)
 3.  Class 3                                    207,544,906                4,281,250            10,378,081        (3,885,065)
 4.  Class 4                                    194,646,184               10,459,375            11,870,112         3,662,860
 5.  Class 5                                              0                        0
 6.  Class 6                                      6,680,729                        0                              (6,680,729)
--------------------------------------------------------------------------------------------------------------------------------
 7.  Total Bonds                              4,550,699,612            1,250,749,526         1,319,874,223        (1,875,764)
--------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCK

 8.  Class 1                                     16,479,017
 9.  Class 2                                     11,430,100                                      2,830,100
10.  Class 3                                     14,410,000                  100,000
11.  Class 4                                      1,000,000
12.  Class 5                                              0
13.  Class 6                                              0
--------------------------------------------------------------------------------------------------------------------------------
14.  Total Preferred stock                       43,319,117                  100,000             2,830,100                0
--------------------------------------------------------------------------------------------------------------------------------
15.  Total Bonds and Preferred stock          4,594,018,729            1,250,849,526         1,322,704,323       (1,875,764)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                 5                        6                       7                     8
                                              Statement                Statement              Statement             Statement
                                                Value                    Value                  Value                 Value
                                             End of First             End of Second         End of Third            End of
                                               Quarter                  Quarter               Quarter             Previous Year
--------------------------------------------------------------------------------------------------------------------------------

BONDS

 1.  Class 1                                  2,824,440,293           2,887,698,500         2,844,761,293        2,961,427,697
 2.  Class 2                                  1,286,683,656           1,254,129,293         1,240,476,541        1,208,374,921
 3.  Class 3                                    222,152,496             207,544,906           197,563,010          265,768,907
 4.  Class 4                                    195,362,366             194,646,184           196,898,307          182,245,645
 5.  Class 5                                              0                       0                     0                    0
 6.  Class 6                                              0               6,680,729                     0                    0
-------------------------------------------------------------------------------------------------------------------------------
 7.  Total Bonds                              4,528,638,811           4,550,699,612         4,479,699,151        4,617,817,170
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCK

 8.  Class 1                                     16,479,017              16,479,017            16,479,017           16,479,017
 9.  Class 2                                     11,430,100              11,430,100             8,600,100            2,830,100
10.  Class 3                                      7,410,000              14,410,000            14,510,000            7,410,000
11.  Class 4                                      1,000,000               1,000,000             1,000,000            1,000,000
12.  Class 5                                              0                       0                     0                    0
13.  Class 6                                              0                       0                     0                    0
-------------------------------------------------------------------------------------------------------------------------------
14.  Total Preferred stock                       36,319,117              43,319,117            40,589,017           27,719,117
-------------------------------------------------------------------------------------------------------------------------------
15.  Total Bonds and Preferred stock          4,564,957,928           4,594,018,729        4,520,288,168         4,645,536,287
-------------------------------------------------------------------------------------------------------------------------------


                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                                 SCHEDULE D -- PART 3
                      Showing all Long-Term Bonds and Stocks Acquired by the Company During the Current Period

----------------------------------------------------------------------------------------------------------------------------------
CUSIP                         Description                            Date Acquired


----------------------------------------------------------------------------------------------------------------------------------
              BONDS

              GOVERNMENTS

00253CBX4     AMT 96-C CLASS A2 (FSA)                   6830           09/11/1996
31288VSC4     FHLMC POOL #845915                        9100           07/18/1996
31288V2X6     FHLMC POOL #846190                        9100           08/13/1996
31362J4P7     FNMA ARM POOL #062930                     9100           09/19/1996
31362QS67     FNMA ARM POOL #068041                     9100           09/19/1996
31362S7C3     FNMA ARM POOL #070191                     9100           09/19/1996
31362TDW0     FNMA ARM POOL #070317                     9100           09/19/1996
31366QU78     FNMA ARM POOL #155506                     9100           06/27/1996
31374AML1     FNMA ARM POOL #308263                     9100           09/19/1996
31362TAU7     FNMA ARM POOL #70219                      9100           09/19/1996
31375AEV7     FNMA POOL #328748                         9100           08/09/1996
000000000     FNMA 15 YR 7.0%                           9100           09/09/1996
000000000     FNMA 15 YR 7.5%                           9100           09/09/1996
000000000     FNMA 30 YR 8.5% TBA                       9100           08/07/1996
000000000     FNMA 30 YR 6.5%                           9100           09/09/1996
000000000     FNMA 30 YR 7.0%                           9100           09/06/1996
000000000     FNMA 30 YR 7.5% TBA                       9100           09/06/1996
000000000     FNMA 30 YR 8.0%                           9100           09/09/1996
000000000     FNMA 30 YR 8.0%                           9100           09/11/1996
000000000     FNMA 30 YR 8.5% TBA                       9100           08/07/1996
126691YG3     INMHE 1996-A CLASS A7 (MBIA)              6820           09/09/1996
59020QAX2     MLCC MTG INVS 96-C (AMBAC)                6830           09/04/1996
83164BLE1     SBA POOL # 501225                         9100           08/08/1996
83164BUQ4     SBA POOL # 501491                         9100           08/08/1996
83164BS20     SBA POOL 501437                           9100           08/08/1996
912810EW4     U. S. TREASURY                            9100           08/07/1996
912827Q88     U. S. TREASURY                            9100           09/20/1996
90263BDT2     UCFC HEL TR 1996--C CLASS A7              6830           09/16/1996
912810EQ7     US TREASURY BOND                          9100           07/26/1996
              Canada

110709DL3     PROV OF BRITISH COLUMBIA SER USD2         9100           08/23/1996

0199999       TOTAL GOVERNMENTS

              INDUSTRIAL & MISC. (UNAFIL)

126502AC7     CTS HOME EQ LN TR 1996--1 CLASS A (MBIA)  6830           07/22/1996
261597AG3     DRESSER INDUSTRIES DEB                    1300           08/23/1996
393505PY2     GRN TR HME IMPRV LN TST 96--D CLASS HIB2  6830           09/17/1996
460146AZ6     INTERNATIONAL PAPER CO NOTES              2600           07/02/1996
480206AH4     JONES INTERCABLE SR SUB DEB               4800           07/10/1996
521684AD2     LEADER FDG 1987--1 CLASS 3Z               9100           08/20/1996
56845JAC3     MARINER HEALTH SERIES B                   8000           07/30/1996
638585AU3     NATIONSBANK CORP SUB NOTES                6000           09/18/1996
698891AC2     PARACELSUS HEALTHCARE SR SUB              8000           08/14/1996
74730*9A2     QUAD/GRAPHICS, INC 1996--1 G              2700           09/30/1996
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                   1           2                3             4             5
CUSIP         Name of Vendor                     Number    Actual Cost      Par Value      Paid for        NAIC
                                               of Shares                                   Accrued      Designation
                                                of Stock                                   Interest         (a)
                                                                                         and Dividends
----------------------------------------------------------------------------------------------------------------------------------
              BONDS

              GOVERNMENTS

00253CBX4     GREENWICH CAPITAL MARKETS                      15,000,000     15,000,000                 1Z
31288VSC4     NOMURA SECURITIES INTERNATIONAL                25,033,330     24,274,744     119,341     1
31288V2X6     MORGAN STANLEY                                 19,260,963     18,677,298      80,177     1
31362J4P7     FINANCIAL NORTHEASTERN CORP                       757,633        725,494       4,061     1
31362QS67     FINANCIAL NORTHEASTERN CORP                       461,074        440,923       2,468     1
31362S7C3     FINANCIAL NORTHEASTERN CORP                       798,549        764,454       4,320     1
31362TDW0     FINANCIAL NORTHEASTERN CORP                     1,436,480      1,369,706       7,974     1Z
31366QU78     FINANCIAL NORTHEASTERN CORP                         3,321         (3,257)        487     1
31374AML1     FINANCIAL NORTHEASTERN CORP                     7,901,049      7,621,208      41,815     1
31362TAU7     FINANCIAL NORTHEASTERN CORP                       540,188        517,422       2,913     1
31375AEV7     GREENWICH CAPITAL MARKETS                      17,515,830     16,806,793      74,667     1
000000000     GREENWICH CAPITAL MARKETS                       7,820,000      8,000,000                 1
000000000     NOMURA SECURITIES INTERNATIONAL                 7,965,000      8,000,000                 1
000000000     NOMURA SECURITIES INTERNATIONAL                 5,125,781      5,000,000                 1
000000000     GREENWICH CAPITAL MARKETS                       7,903,406      8,550,000                 1
000000000     NOMURA SECURITIES INTERNATIONAL                13,135,859     13,850,000                 1
000000000     NOMURA SECURITIES INTERNATIONAL                16,591,781     17,050,000                 1
000000000     NOMURA SECURITIES INTERNATIONAL                 4,185,563      4,200,000                 1
000000000     GREENWICH CAPITAL MARKETS                       9,956,250     10,000,000                 1
000000000     NOMURA SECURITIES INTERNATIONAL                 9,226,406      9,000,000                 1
126691YG3     MERRILL LYNCH                                  10,000,000     10,000,000      23,875     1Z
59020QAX2     MERRILL LYNCH                                  15,000,000     15,000,000                 1Z
83164BLE1     DUNCAN WILLIAMS                                    90,217         81,645         435     1
83164BUQ4     DUNCAN WILLIAMS                                   103,810         93,734         499     1
83164BS20     DUNCAN WILLIAMS                                    93,769         82,798         465     1
912810EW4     SALOMON BROTHERS                                4,528,125      5,000,000     147,527     1
912827Q88     AUTRANET, INC                                   1,540,547      1,500,000      11,821     1
90263BDT2     PRUDENTIAL-BACHE SECURITIES                     3,750,000      3,750,000         605     1Z
912810EQ7     MENDHAM CAPITAL                                   492,852        550,000      15,677     1


110709DL3     LEHMAN                                          3,160,395      3,500,000      27,174     1

0199999                                                     209,378,178    209,402,962     566,301



126502AC7     CONTIFINANCIAL SERVICES                        10,167,141     10,168,456      65,841     1Z
261597AG3     SALOMON BROTHERS                               13,332,195     13,500,000      54,150     1Z
393505PY2     MERRILL LYNCH                                   5,367,797      5,382,937                 1Z
460146AZ6     MERRILL LYNCH                                  10,000,000     10,000,000                 1Z
480206AH4     DONALDSON, LUFKIN & JENRETTE                    1,824,375      1,750,000      68,396     4
521684AD2     SCHEDULED ACQUISITION                              53,349         53,349                 1
56845JAC3     BEAR STEARNS & CO                               1,970,000      2,000,000      62,278     4
638585AU3     NATIONSBANK                                     2,981,520      3,000,000                 1Z
698891AC2     NATIONSBANK                                     1,010,000      1,000,000         833     4Z
74730*9A2     SPP HAMBRO                                      3,750,000      3,750,000                 2
----------------------------------------------------------------------------------------------------------------------------------

                     STATEMENT AS OF SEPTEMBER 30, 1996 OF
                THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                             SCHEDULE D -- PART 3

        Showing all Long-Term Bonds and Stocks Acquired by the Company
                           During the Current Period

------------------------------------------------------------------------------------------------------------------------------------
                                                                        1             2          3             4             5
CUSIP     Description              Date Acquired    Name of Vendor    Number    Actual Cost   Par Value     Paid for        NAIC
                                                                    of Shares                               Accrued      Designation
                                                                    of Stock                              Interest and       (a)
                                                                                                            Dividends
------------------------------------------------------------------------------------------------------------------------------------
857689AA1  STATION CASINOS SR       09/10/1996       MERRILL LYNCH              1,905,000      2,000,000      54,542         4
           SUB SER A         7000
870845AC8  SWISS BANK CORP - NY     08/27/1996       MERRILL LYNCH              9,960,600     10,000,000                    1Z
                             6000
87238VAAO  TFC RECEIVABLES 95-A     08/13/1996       CHASE MAHATTAN            12,163,204     12,187,961      12,472        1
           (FSA)             6820                    BANK
90531PAB9  UNION BK. SWITZERLAND-   07/18/1996       UBS (UNION BANK            5,982,540      6,000,000                    1
           NY SR. SUB. NOTES 6000                    OF SWITZERLAND)
                                                     SECURITI
913017AS8  UNITED TECH DEBS  3700   09/25/1996       INTER/ACQ                  5,651,850      5,000,000      35,243        1
92743@AA5  VININGS INDUSTRIES, INC. 07/23/1996       HEBB AND GITLIN            3,750,000      3,750,000                    4
           SENIOR NOTES  MEXICO
                             2800

P17304AH2  BANCOMEXT TRUST GTD      07/18/1996       BT SECURITIES              4,281,250      5,000,000     186,667        3
           NOTE              9100

0699999    TOTAL INDUSTRIAL &                                                  94,150,821     94,542,703     540,422
           MISC. (UNAFIL)

           CREDIT TENANT LOANS

09789#AZ7  BOND (CIRCUIT CITY       VARIOUS          SCHEDULED                    152,805        152,805                    2
           LESSEE) 1993-A CLASS F                    ACQUISITION
                             5300
38214*BZ4  GOODWILL CO. (MEIJER     08/01/1996       CONV/ACQ                   2,430,000      2,430,000     101,098        1
           GTD) SERIES D-1
                             5400
91705#AA1  URBAN PROPERTIES I       09/01/1996       FIRST UNION                3,550,708      3,550,708                    1Z
           LOAN#311994       6830                    NATIONAL BANK
                                                     OF NC

0799999    TOTAL CREDIT TENANT                                                  6,133,512      6,133,512     101,098
           LOANS

0999998    SUBTOTAL BONDS - PART 3                                            309,662,511    310,079,177   1,207,821

0999999    SUMMARY BONDS ACQ/DIS                                              115,112,852    116,570,000     283,832
           IN QTR.

1099999    SUBTOTAL BONDS                                                     424,775,363    426,649,177   1,491,653

           PREFERRED STOCKS

           INDUSTRIAL & MISC. (UNAFIL)

887315869  TIME WARNER INC SER K    07/01/1996       STOCK          100.000       100,000                                   P3
                             4800                    DIVIDEND

1399999    TOTAL INDUSTRIAL &                                       100.000       100,000
           MISC (UNAFIL)

1599998    SUBTOTAL PREFERRED                                       100.000       100,000
           STOCK -- PART 3

1599999    SUMMARY PREFERRED
           ACQ/DIS IN QTR

1699999    SUBTOTAL PREFERRED                                       100.000       100,000
           STOCKS

           COMMON STOCKS

           PUBLIC UTILITIES

017411109  ALLEGHENY POWER          07/25/1996       VARIOUS     24,700.000       738,870                                       L
           SYSTEM, INC.      4900
------------------------------------------------------------------------------------------------------------------------------------

                                     14.1


                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDAN LIFE AND HEALTH INSURANCE COMPANY

                                                        SCHEDULE D - PART 3

                     Showing all Long-Term Bonds and Stocks Acquired by the Company During the Current Period
------------------------------------------------------------------------------------------------------------------------------------


CUSIP                   Description                                                                     Date Acquired
-----------------------------------------------------------------------------------------------------------------------------------
125896100               CMS ENERGY CORP COMMON                  9900                                    09/17/1996
482734100               KU ENERGY CORP                          4900                                    VARIOUS
501917108               L G & E ENERGY CORP                     4900                                    VARIOUS
771367109               ROCHESTER GAS & ELEC COMMON             9900                                    07/09/1996
919138107               VALERO ENERGY CORP COMMON               4900                                    07/10/1996

1799999                 TOTAL PUBLIC UTILITIES

                        INDUSTRIAL & MISC. (UNAFIL)

000915306               ADT LTD COM                             3600                                    09/30/1996
00826M103               AFFINITY TECHNOLOGY GROUP               3600                                    09/30/1996
011659109               ALASKA AIRGROUP INC                     4500                                    08/19/1996
022197107               ALUMAX INC COMM                         1000                                    09/06/1996
022249106               ALUMINUM COMPANY OF AMERICAN COMPANY    1000                                    09/06/1996
03839B106               AQUILA GAS PIPELINE CORP                1300                                    08/14/1996
048396105               ATLANTIC COAST AIRLINES                 4500                                    08/22/1996
087509105               BETHLEHEM STEEL CORP COMMON             9900                                    09/17/1996
097383103               BOISE CASCADE CORP COMMON               2600                                    VARIOUS
172172108               CINCINNATI MILACRON COMMON              3500                                    09/11/1996
204932107               COMPUSA, INC.                           5300                                    09/05/1996
209615103               CONSOLIDATED NATURAL GAS COMP           1300                                    VARIOUS
231021106               CUMMINS ENGINE CO COMMON                9900                                    08/05/1996
232809103               CYPRUS AMAX MINERALS CO                 1000                                    VARIOUS
247361108               DELTA AIRLINES COMMON                   9900                                    09/12/1996
250837101               DETROIT DIESEL CORPORATION              5000                                    09/06/1996
254063100               DILLARD DEPT STORES - CL A COM          5300                                    VARIOUS
261597108               DRESSER INDUSTRIES COMMON               3600                                    09/20/1996
315405100               FERRO CORPORATION                       2800                                    VARIOUS
343861100               FLUOR CORP COMMON                       1500                                    VARIOUS
356714402               FREEPORT MCMORAN INC.                   1000                                    VARIOUS
368145108               GAYLORD CONTAINER CORP CL A             2600                                    VARIOUS
403777105               GYMBOREE CORP                           2300                                    VARIOUS
422204107               HEALTHDYNE INFO ENTERPRISES             8000                                    09/11/1996
427866108               HERSHEY FOODS CORP                      2000                                    09/30/1996
441560109               HOUGHTON MIFFLIN CO COMMON              2700                                    VARIOUS
449669100               IMC GLOBAL INC                          2800                                    O9/12/1996
455792101               INDUSTRI-MATEMATIK INTERNATION          3600                                    09/26/1996
457472108               INLAND STEEL INDUSTRIES INC. COMMON     3300                                    09/17/1996
459200101               INT'L BUSINESS MACHINES COMMON          3500                                    09/18/1996
483007100               KAISER ALUMINUM CORP                    7300                                    09/16/1996
482584109               KMART CORP COMMON                       5300                                    VARIOUS
501810105               LCC INTERNATIONAL                       4800                                    09/25/1996
538021106               LITTON INDUSTRIES INC                   3700                                    VARIOUS
543213102               LONGVIEW FIBRE CO COMMON                2600                                    VARIOUS
553533100               M.S. CARRIERS INC COMMON                4200                                    09/06/1996
56418H100               MANPOWER INC                            7300                                    09/12/1996
595112103               MICRON TECHNOLOGY                       3600                                    09/30/1996
594918104               MICROSOFT COM                           3500                                    09/18/1996
638044107               NATIONAL SURGERY CENTERS, INC.          8000                                    09/27/1996
629305103               NN BALL & ROLLER INC                    3500                                    08/08/1996

----------------------------------------------------------------------------------------------------------------------------------
                                                                  1                     2                    3              4
                                                                                                                         Paid for
                                                               Number                                                    Accrued
                                                              of Shares                                                Interest and
CUSIP                  Name of Vendor                         of Stock              Actual Cost          Par Value      Dividends
-----------------------------------------------------------------------------------------------------------------------------------
125896100              OPPENHEIMER & CO                        2,900.000                85,362
482734100              PAINE WEBBER                            6,200.000               182,047
501917108              VARIOUS                                 7,700.000               171,462
771367109              OPPENHEIMER & CO                        2,400.000                49,069
919138107              OPPENHEIMER & CO                        4,800.000               113,688

1799999                                                       61,100.000             1,340,498



000915306              LEHMAN                                  2,500.000                46,713
00826M103              MORGAN KEEGAN                           2,500.000                26,115
011659109              CANTOR FITZGERALD AND COMPANY           5,500.000               126,143
022197107              CANTOR FITZGERALD AND COMPANY           2,700.000                88,034
022249106              CANTOR FITZGERALD AND COMPANY           2,500.000               156,088
03839B106              CANTOR FITZGERALD AND COMPANY           4,500.000                58,770
048396105              ALEX BROWN                              2,200.000                31,925
087509105              CANTOR FITZGERALD AND COMPANY          12,500.000               130,438
097383103              VARIOUS                                17,300.000               584,657
172172108              DONALDSON, LUFKIN & JENRETTE           53,300.000             1,095,848
204932107              OPPENHEIMER & CO                       (1,000.000)              (40,484)
209615103              CANTOR FITZGERALD AND COMPANY           7,400.000               396,956
231021106              CANTOR FITZGERALD AND COMPANY           1,300.000                49,478
232809103              VARIOUS                                 6,400.000               135,934
247361108              CANTOR FITZGERALD AND COMPANY           1,300.000                89,778
250837101              WHEAT FIRST SECURITIES                  2,500.000                46,458
254063100              PRUDENTIAL-BACHE SECURITIES            10,000.000               341,538
261597108              OPPENHEIMER & CO                       10,000.000               291,850
315405100              PRUDENTIAL-BACHE SECURITIES            48,200.000             1,296,600
343861100              CANTOR FITZGERALD AND COMPANY           5,000.000               319,973
356714402              GOLDMAN SACHS                          17,500.000               620,958
368145108              VARIOUS                                13,200.000                98,317
403777105              MONTGOMERY SECURITIES                   4,900.000               145,763
422204107              MORGAN KEEGAN                           2,500.000                13,125
427866108              OPPENHEIMER & CO                       (1,000.000)              (49,846)
441560109              VARIOUS                                20,500.000               969,481
449669100              SALOMON BROTHERS                        1,300.000                52,403
455792101              ALEX BROWN                             14,500.000               148,375
457472108              CANTOR FITZGERALD AND COMPANY          12,500.000               225,750
459200101              OPPENHEIMER & CO                       (1,000.000)             (123,561)
483007100              CANTOR FITZGERALD AND COMPANY           2,500.000                29,700
482584109              VARIOUS                                 2,800.000                30,843
501810105              DONALDSON, LUFKIN & JENRETTE              500.000                 8,000
538021106              VARIOUS                                 2,500.000               107,463
543213102              VARIOUS                                19,000.000               309,878
553533100              MORGAN KEEGAN                           2,500.000                52,188
56418H100              MORGAN STANLEY                         29,800.000             1,029,888
595112103              PRUDENTIAL-BACHE SECURITIES             2,500.000                76,713
594918104              OPPENHEIMER & CO                       (1,000.000)             (133,438)
638044107              ALEX BROWN                              1,300.000                35,100
629305103              WHEAT FIRST SECUITIES                   5,000.000                80,625

------------------------------------------------------------------------------------------------------------------------------------
                            5

                           NAIC
                        Designation
CUSIP                       (a)
------------------------------------------------------------------------------------------------------------------------------------
125896100                  LZ
482734100                  L
501917108                  L
771367109                  L
919138107                  L

1799999



000915306                  LZ
00826M103                  LZ
011659109                  L
022197107                  L
022249106                  LZ
03839B106                  L
048396105                  LZ
087509105                  L
097383103                  L
172172108                  LZ
204932107                  LZ
209615103                  L
231021106                  LZ
232809103                  L
247361108                  L
250837101                  L
254063100                  L
261597108                  LZ
315405100                  L
343861100                  LZ
356714402                  LZ
368145108                  L
403777105                  LZ
422204107                  LZ
427866108                  LZ
441560109                  L
449669100                  L
455792101                  LZ
457472108                  L
459200101                  L
483007100                  L
482584109                  L
501810105                  LZ
538021106                  L
543213102                  LZ
553533100                  UZ
56418H100                  LZ
595112103                  LZ
594918104                  LZ
638044107                  L
629305103                  L

                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                                 SCHEDULE D -- PART 3
                      Showing all Long-Term Bonds and Stocks Acquired by the Company During the Current Period
----------------------------------------------------------------------------------------------------------------------------------

CUSIP                         Description                            Date Acquired



----------------------------------------------------------------------------------------------------------------------------------
655664100     NORDSTROM INC COMMON                      5300           08/09/1996
674599105     OCCIDENTAL PETROLEUM COMMON               3500           VARIOUS
695629105     PAINEWEBBER GROUP INC COMMON              6100           VARIOUS
723686101     PIONER HI-BRED INTNATL COMMON             2000           09/24/1996
693457103     PMT SERVICES INC                          3600           09/16/1996
737628107     POTLATCH CORP                             9900           VARIOUS
69357H106     PRI AUTOMATION INC                        3600           09/13/1996
741917108     PRIME HOSPITALITY CORP                    9900           09/27/1996
742718109     PROCTOR & GAMBLE                          5100           09/27/1996
749084109     QUORUM HEALTH GROUP INC                   7300           08/28/1996
779273101     ROUSE COMPANY COMMON                      1500           09/12/1996
783755101     RYERSON TULL INC CLASS A                  7000           VARIOUS
802176107     SANTA FE PACIFIC GOLD CORP                1000           08/12/1996
806857108     SCHLUMBERGER LTD COMMON                   1300           VARIOUS
806882106     SHNITZER STEEL IND INC-A                  3300           09/16/1996
859205106     STERLING COMMERCE INC                     3600           09/23/1996
870756103     SWIFT TRANSPORTATION CO INC               4200           09/11/1996
87951U109     TELESPECTRUM WORLDWIDE INC                7300           09/27/1996
882508104     TEXAS INSTRUMENTS INC                     3600           09/18/1996
887389104     TIMKEN COMPANY COMMON                     1000           09/11/1996
902494103     TYSON FOODS INC COMMON                    2000           VARIOUS
902549500     UAL CORP                                  4512           VARIOUS
905530101     UNION CAMP CORPORATION                    2600           VARIOUS
908640105     UNION TEXAS PETRO HLDGS INC               1300           09/18/1996
912889201     US WEST MEDIA GROUP                       4800           08/22/1996
926913104     VIKING OFFICE PRODS INC                   3500           09/04/1996
384802104     W.W. GRAINGER INC COMMON                  3600           08/09/1996
980903108     WORKGROUP TECHNOLOGY CORP                 3600           09/24/1996
98155K102     WORLDCOM INC                              4813           08/27/1996
981811102     WORTHINGTON IND                           9900           VARIOUS
985509108     YELLOW CORPORATION COMMON                 9900           09/06/1996
989524103     ZILOG INC                                 9900           09/20/1996
885535104     3COM CORPORATION COMMON                   3600           09/24/1996
              Brazil
038496105     ARACRUZ CELLULOSE SA                      2600           07/09/1996
              Canada
453258402     INCO LTD COMMON                           9900           08/29/1996
87900H100     TEE-COM ELECTRONICS                       3600           08/05/1996
1999999       TOTAL INDUSTRIAL & MISC. (UNAFIL)
2199998       SUBTOTAL COMMON STOCK - PART 3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                   1           2                3             4             5
CUSIP         Name of Vendor                     Number    Actual Cost      Par Value      Paid for        NAIC
                                               of Shares                                   Accrued      Designation
                                                of Stock                                   Interest         (a)
                                                                                         and Dividends
----------------------------------------------------------------------------------------------------------------------------------
655664100     CANTOR FITZGERALD AND COMPANY      3,400.000     126,990                                     L
674599105     VARIOUS                           29,800.000     700,724                                     L
695629105     VARIOUS                           17,000.000     365,567                                     L
723686101     OPPENHEIMER & CO                   (900.0000)    (52,819)                                    L
693457103     ALEX BROWN                         1,300.000      23,563                                     LZ
737628107     VARIOUS                            7,500.000     285,763                                     LZ
69357H106     SMITH BARNEY                       4,000.000     115,250                                     L
741917108     MONTGOMERY SECURITIES             15,000.000     255,900                                     L
742718109     OPPENHEIMER & CO                 (1,000.0000)    (95,687)                                    LZ
749084109     GOLDMAN SACHS                     12,700.000     313,438                                     L
779273101     CANTOR FITZGERALD AND COMPANY      4,700.000     115,962                                     L
783755101     GOLDMAN SACHS                     19,000.000     268,441                                     LZ
802176107     CANTOR FITZGERALD AND COMPANY      2,500.000      32,650                                     LZ
806857108     VARIOUS                           13,800.000   1,180,753                                     LZ
806882106     GOLDMAN SACHS                      7,500.000     194,310                                     L
859205106     ALEX BROWN                         4,800.000     145,085                                     LZ
870756103     ALEX BROWN                         2,300.000      46,000                                     L
87951U109     ROBINSON HUMPHRIES                 2,000.000      39,000                                     LZ
882508104     OPPENHEIMER & CO                 (1,900.0000)    (98,533)                                    L
887389104     SALOMON BROTHERS                  27,800.000   1,044,168                                     L
902494103     SMITH BARNEY                      10,300.000     257,401                                     LZ
902549500     VARIOUS                           13,300.000     653,527                                     L
905530101     VARIOUS                            9,100.000     455,116                                     LZ
908640105     CANTOR FITZGERALD AND COMPANY     21,000.000     423,885                                     L
912889201     MORGAN STANLEY                    10,000.000     183,100                                     LZ
926913104     OPPENHEIMER & CO                   (500.0000)    (12,876)                                    L
384802104     CANTOR FITZGERALD AND COMPANY      2,500.000     174,995                                     L
980903108     ALEX BROWN                         9,100.000      51,188                                     LZ
98155K102     DONALDSON, LUFKIN & JENRETTE       5,000.000     102,501                                     LZ
981811102     VARIOUS                           13,900.000     279,218                                     L
985509108     VARIOUS                            5,000.000      66,713                                     LZ
989524103     MONTGOMERY SECURITIES             18,800.000     339,428                                     LZ
885535104     OPPENHEIMER & CO                   (900.0000)    (51,019)                                    LZ

038496105     SALOMON BROTHERS                  24,100.000     227,384                                     L

453258402     VARIOUS                           10,800.000     343,853                                     L
87900H100     OPPENHEIMER & CO                     500.000       4,125                                     LZ
1999999                                        796,100.000  17,505,601
2199998                                        857,200.000  18,846,099
----------------------------------------------------------------------------------------------------------------------------------

                                     14.3

                     STATEMENT AS OF SEPTEMBER 30, 1996 OF
                THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                             SCHEDULE D -- PART 3

        Showing all Long-Term Bonds and Stocks Acquired by the Company
                           During the Current Period

------------------------------------------------------------------------------------------------------------------------------------
                                                                        1             2          3             4             5
CUSIP     Description              Date Acquired    Name of Vendor    Number    Actual Cost   Par Value     Paid for        NAIC
                                                                    of Shares                               Accrued      Designation
                                                                    of Stock                              Interest and       (a)
                                                                                                            Dividends
------------------------------------------------------------------------------------------------------------------------------------
2199999    SUMMARY COMMON ACQ/DIS
           IN QTR.                                                  758,060.080   25,265,636

2299999    SUBTOTAL COMMON STOCKS                                 1,615,260.080   44,111,735

2399999    SUBTOTAL PREFERRED AND
           COMMON                                                 1,615,360.080   44,211,735

2499999    TOTAL BONDS AND STOCKS                                 1,615,360.080  468,987,098  426,649,177  1,491,653

------------------------------------------------------------------------------------------------------------------------------------

(a)  For all common stock bearing the NAIC designation "U" provide: the number
of such issues   1.

                                     14.4

                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                                        SCHEDULE D - PART 4
      Showing all Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of by the Company During the Current Period

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           1               2
                                                                    Disposal                             Number
  CUSIP               Description                                   Date       Name of Purchaser        of Shares     Consideration
                                                                                                        of Stock
-----------------------------------------------------------------------------------------------------------------------------------
             BONDS

             GOVERNMENTS
91203*CC6    FARMERS HOME ADM #073-35274                   9100     VARIOUS        SCHEDULED REDEMPTION                     16,555
83164*PS1    FARMERS HOME LN #01030631094936               9100     VARIOUS        SCHEDULED REDEMPTION                      3,587
83164*PT9    FARMERS HOME LOAN #500610760450026            9100     VARIOUS        SCHEDULED REDEMPTION                     20,296
75933*BH6    FED HSY ADM PROJ LN--REILLY 061               9100     VARIOUS        SCHEDULED REDEMPTION                      6,138
91203*CB8    FED HSY ADM PROJ LN--USGI 19 WYTHE CRE        9100     VARIOUS        SCHEDULED REDEMPTION                      6,333
91203*CF9    FED HSY ADM PROJ LN--USGI 402 WESTBROOK       9100     VARIOUS        SCHEDULED REDEMPTION                     11,911
87263@AB3    FED HSY ADM PROJ LN--241 F                    9100     VARIOUS        SCHEDULED REDEMPTION                      4,618
39810#AF1    FED HSY ADM PROJ LN--WOODLAND  CREEK #2       9100     VARIOUS        SCHEDULED REDEMPTION                     21,525
91203*CE2    FED HSY ADM PROJ PC--KENWOOD HILLS # 16       9100     VARIOUS        SCHEDULED REDEMPTION                      7,302
31288VVK2    FHLMC ARM POOL #846108                        9100     VARIOUS        SCHEDULED REDEMPTION                    184,819
31290KUU1    FHLMC POOL # 555095                           9100     VARIOUS        SCHEDULED REDEMPTION                    353,908
31288VSC4    FHLMC POOL #845915                            9100     VARIOUS        SCHEDULED REDEMPTION                  1,311,888
31288V2X6    FHLMC POOL #846190                            9100     09/01/1996     SCHEDULED REDEMPTION                    526,323
83164*PU6    FMHA #500080760452753 (FRESH FREEZE INC)      9100     VARIOUS        SCHEDULED REDEMPTION                        884
31358*AB9    PAIROFF MBS CUSIP                             9100     07/12/1996     NOMURA SECURITIES INTERNATIONAL       9,195,469
31358*AB9    PAIROFF MBS CUSIP                             9100     07/15/1996     GREENWICH CAPITAL MARKETS             4,805,469
31358*AB9    PAIROFF MBS CUSIP                             9100     07/15/1996     NOMURA SECURITIES INTERNATIONAL      14,690,625
31358*AB9    PAIROFF MBS CUSIP                             9100     07/15/1996     NOMURA SECURITIES INTERNATIONAL      14,275,781
31358*AB9    PAIROFF MBS CUSIP                             9100     07/15/1996     NOMURA SECURITIES INTERNATIONAL       9,220,313
31358*AB9    PAIROFF MBS CUSIP                             9100     08/07/1996     GREENWICH CAPITAL MARKETS            10,135,938
31366QU78    FNMA ARM POOL #155506                         9100     VARIOUS        SCHEDULED REDEMPTION                    130,720
31369DHP9    FNMA ARM POOL #207338                         9100     VARIOUS        SCHEDULED REDEMPTION                    135,992
31373TX96    FNMA ARM POOL #303204                         9100     VARIOUS        SCHEDULED REDEMPTION                    107,002
31362SYB5    FNMA ARM POOL #70006                          9100     VARIOUS        SCHEDULED REDEMPTION                    129,673
31365D6P5    FNMA POOL # 125178                            9100     VARIOUS        SCHEDULED REDEMPTION                    272,024
31369MED9    FNMA POOL # 214432                            9100     VARIOUS        SCHEDULED REDEMPTION                     99,073
31370SFZ3    FNMA POOL # 239684                            9100     VARIOUS        SCHEDULED REDEMPTION                    185,362
31370YYN6    FNMA POOL # 245617                            9100     VARIOUS        SCHEDULED REDEMPTION                    217,895
313615MM5    FNMA POOL # 50764                             9100     VARIOUS        SCHEDULED REDEMPTION                    163,060
313615R81    FNMA POOL # 50911                             9100     VARIOUS        SCHEDULED REDEMPTION                    180,683
313615R99    FNMA POOL # 50912                             9100     VARIOUS        SCHEDULED REDEMPTION                    323,124
31370PL90    FNMA POOL #237152                             9100     VARIOUS        SCHEDULED REDEMPTION                     72,784
31375AEV7    FNMA POOL #328748                             9100     09/01/1996     SCHEDULED REDEMPTION                    440,312
31358KJ58    FNMA 1991--161 CLASS H                        9100     VARIOUS        SCHEDULED REDEMPTION                    264,183
36216KWD7    GNMA POOL # 167244                            9100     VARIOUS        SCHEDULED REDEMPTION                      1,645
362160GD9    GNMA POOL # 179396 PROJ LN                    9100     VARIOUS        SCHEDULED REDEMPTION                      6,663
36220YYM9    GNMA POOL # 292416 PROJ LN                    9100     VARIOUS        SCHEDULED REDEMPTION                      1,479
36204LD24    GNMA POOL #372821                             9100     VARIOUS        SCHEDULED REDEMPTION                    547,802
126691YG3    INMHE 1996-A CLASS A7 (MBIA)                  6820     09/25/1996     SCHEDULED REDEMPTION                     43,408
87258PAC4    MONEY STORE 1994-1 CLASS A                    6820     VARIOUS        SCHEDULED REDEMPTION                    369,971
76116NCK4    RTC 1991-6 CLASS E                            6830     VARIOUS        SCHEDULED REDEMPTION                    399,851
76116NQL7    RTC 1992-C7 CLASS A1C                         6800     VARIOUS        SCHEDULED REDEMPTION                  2,382,349
83164AXA8    SBA POOL # 500673                             9100     VARIOUS        VARIOUS                               2,183,610
83164AYD1    SBA POOL # 500708                             9100     VARIOUS        VARIOUS                               2,736,140
83164AYY5    SBA POOL # 500727                             9100     VARIOUS        VARIOUS                               1,474,155
83164BAS2    SBA POOL # 500917                             9100     VARIOUS        SCHEDULED REDEMPTION                      6,672
83164BLE1    SBA POOL # 501225                             9100     09/01/1996     SCHEDULED REDEMPTION                        139


-------------------------------------------------------------------------------------------------------------------
                     3              4             5              6             7              8             9
                                                 Book
  CUSIP          Par Value     Actual Cost     Value at      Profit on      Loss on      Interest and      NAIC
                                                Date of       Disposal      Disposal       Dividends       Desig-
                                               Disposal                                    Received       nation(a)
-------------------------------------------------------------------------------------------------------------------


91203*CC6         16,555         15,616          16,555                                         866           1
83164*PS1          3,587          3,924           3,587                                          58           1
83164*PT9         20,296         22,097          20,296                                         449           1
75933*BH6          6,138          5,345           6,138                                         293           1
91203*CB8          6,333          4,995           6,333                                         292           1
91203*CF9         11,911          9,804          11,911                                         554           1
87263@AB3          4,618          4,523           4,618                                         263           1
39810#AF1         21,525         19,289          21,525                                       1,145           1
91203*CE2          7,302          6,078           7,302                                         335           1
31288VVK2        184,819        191,981         184,819                                       2,796           1
31290KUU1        353,908        359,669         353,908                                      19,884           1
31288VSC4      1,311,888      1,352,885       1,311,888                                       4,171           1
31288V2X6        526,323        542,770         526,323                                                       1
83164*PU6            884          1,006             884                                           3           1Z
31358*AB9      9,000,000      9,171,563       9,171,563         23,906                                        1Z
31358*AB9      5,000,000      4,798,438       4,798,438          7,031                                        1Z
31358*AB9     15,000,000     14,803,125      14,803,125                       112,500                         1Z
31358*AB9     15,000,000     14,418,750      14,418,750                       142,969                         1Z
31358*AB9     10,000,000      9,346,875       9,346,875                       126,563                         1Z
31358*AB9     10,000,000     10,043,750      10,043,750         92,188                                        1Z
31366QU78        130,720        133,314         130,720                                       1,028           1
31369DHP9        135,992        141,263         135,992                                       2,996           1
31373TX96        107,002        110,780         107,002                                       1,953           1
31362SYB5        129,673        133,382         129,673                                       2,419           1
31365D6P5        272,024        277,379         272,024                                      14,527           1
31369MED9         99,073         98,208          99,073                                       4,258           1
31370SFZ3        185,362        188,301         185,362                                       8,715           1
31370YYN6        217,895        221,736         217,895                                       9,554           1
313615MM5        163,060        161,724         163,060                                       7,015           1
313615R81        180,683        179,728         180,683                                       7,796           1
313615R99        323,124        324,539         323,124                                      13,906           1
31370PL90         72,784         74,092          72,784                                       3,227           1
31375AEV7        440,312        458,887         440,312                                       2,801           1
31358KJ58        264,183        265,587         264,183                                       3,265           1
36216KWD7          1,645          1,732           1,645                                          99           1
362160GD9          6,663          6,738           6,663                                         390           1
36220YYM9          1,479          1,494           1,479                                          95           1
36204LD24        547,802        555,849         547,802                                      27,298           1
126691YG3         43,408         43,408          43,408                                         193           1Z
87258PAC4        369,971        383,383         369,971                                       6,758           1
76116NCK4        399,851        429,880         399,851                                      31,281           1
76116NQL7      2,382,349      2,425,539       2,382,349                                     121,590           1
83164AXA8      2,054,496      2,170,062       2,160,879         22,731                      122,585           1
83164AYD1      2,599,577      2,745,802       2,718,160         17,980                      153,394           1
83164AYY5      1,386,990      1,465,008       1,479,832                       5,677          82,761           1
83164BAS2          6,672          7,173           6,672                                         394           1
83164BLE1            139            154             139                                                       1


                     STATEMENT AS OF SEPTEMBER 30, 1996 OF
                THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                             SCHEDULE D -- PART 4

  Showing all Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of by the Company During the Current Period

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1                    2

                                                   Disposal                                        Number
CUSIP          Description                           Date                 Name of Purchaser       of Shares         Consideration
                                                                                                     of
                                                                                                    Stock
-----------------------------------------------------------------------------------------------------------------------------------
83164BLP6   SBA POOL # 501234    9100                VARIOUS     SCHEDULED REDEMPTION                                   7,307
83164BLX9   SBA POOL # 501242    9100                VARIOUS     SCHEDULED REDEMPTION                                   5,619
83164BL27   SBA POOL # 501245    9100                VARIOUS     VARIOUS                                              932,712
83164BM67   SBA POOL # 501281    9100                VARIOUS     SCHEDULED REDEMPTION                                   2,213
83164BN58   SBA POOL # 501312    9100                VARIOUS     SCHEDULED REDEMPTION                                   6,705
83164BPD9   SBA POOL # 501320    9100                VARIOUS     SCHEDULED REDEMPTION                                 270,650
83164BP56   SBA POOL # 501344    9100                VARIOUS     SCHEDULED REDEMPTION                                 137,013
83164BQA4   SBA POOL # 501349    9100                VARIOUS     SCHEDULED REDEMPTION                                 443,251
83164BRY1   SBA POOL # 501403    9100                VARIOUS     SCHEDULED REDEMPTION                                   5,592
83164BRZ8   SBA POOL # 501404    9100                VARIOUS     SCHEDULED REDEMPTION                                   4,832
83164BR47   SBA POOL # 501407    9100                VARIOUS     SCHEDULED REDEMPTION                                 284,839
83164BUF8   SBA POOL # 501482    9100                VARIOUS     SCHEDULED REDEMPTION                                   5,239
83164BUQ4   SBA POOL # 501491    9100                VARIOUS     SCHEDULED REDEMPTION                                     869
83164BV26   SBA POOL # 501533    9100                VARIOUS     SCHEDULED REDEMPTION                                   3,805
83164BW66   SBA POOL # 501569    9100                VARIOUS     SCHEDULED REDEMPTION                                   6,684
83164BXH1   SBA POOL # 501580    9100                VARIOUS     SCHEDULED REDEMPTION                                   1,801
83164BYR8   SBA POOL # 501620    9100                VARIOUS     VARIOUS                                            1,497,046
83164BZ71   SBA POOL # 501666    9100                VARIOUS     SCHEDULED REDEMPTION                                  13,872
83164B3R2   SBA POOL # 501708    9100                VARIOUS     SCHEDULED REDEMPTION                                  27,670
83164B4T7   SBA POOL # 501734    9100                VARIOUS     SCHEDULED REDEMPTION                                  30,484
83164B6U2   SBA POOL # 501783    9100                VARIOUS     SCHEDULED REDEMPTION                                  36,038
83164B7K3   SBA POOL # 501798    9100                VARIOUS     SCHEDULED REDEMPTION                                   9,254
83164CAD3   SBA POOL # 501804    9100                VARIOUS     SCHEDULED REDEMPTION                                   4,531
83164CAE1   SBA POOL # 501805    9100                VARIOUS     SCHEDULED REDEMPTION                                   8,131
83164CAK7   SBA POOL # 501810    9100                VARIOUS     SCHEDULED REDEMPTION                                   6,088
83164CAU5   SBA POOL # 501819    9100                VARIOUS     SCHEDULED REDEMPTION                                   9,965
83164CBA8   SBA POOL # 501833    9100                VARIOUS     VARIOUS                                            1,707,431
83164CBF7   SBA POOL # 501838    9100                VARIOUS     SCHEDULED REDEMPTION                                     732
83164CBN0   SBA POOL # 501845    9100                VARIOUS     VARIOUS                                            2,534,182
83164CBX8   SBA POOL # 501854    9100                VARIOUS     VARIOUS                                            1,384,135
83164CCC3   SBA POOL # 501867    9100                VARIOUS     SCHEDULED REDEMPTION                                   8,676
83164CCE9   SBA POOL # 501869    9100                VARIOUS     VARIOUS                                            1,221,043
83164CCT6   SBA POOL # 501882    9100                VARIOUS     SCHEDULED REDEMPTION                                   2,194
83164CC25   SBA POOL # 501889    9100                VARIOUS     SCHEDULED REDEMPTION                                 321,592
83164CDJ7   SBA POOL # 501905    9100                VARIOUS     SCHEDULED REDEMPTION                                 147,384
83164CDU2   SBA POOL # 501915    9100                VARIOUS     SCHEDULED REDEMPTION                                  12,265
83164CKV2   SBA POOL # 502108    9100                VARIOUS     SCHEDULED REDEMPTION                                  11,803
83164CQC8   SBA POOL # 502251    9100                VARIOUS     SCHEDULED REDEMPTION                                  61,875
83164CUD1   SBA POOL # 502380    9100                VARIOUS     SCHEDULED REDEMPTION                                  88,165
83164C4J7   SBA POOL # 502625    9100                VARIOUS     SCHEDULED REDEMPTION                                  14,678
83164DDR7   SBA POOL # 502812    9100                VARIOUS     SCHEDULED REDEMPTION                                 115,511
83164DFW4   SBA POOL # 502881    9100                VARIOUS     SCHEDULED REDEMPTION                                  39,009
83164DF95   SBA POOL # 502892    9100                VARIOUS     SCHEDULED REDEMPTION                                 252,769
83164DGJ2   SBA POOL # 502901    9100                VARIOUS     SCHEDULED REDEMPTION                                  63,109
83164DHH5   SBA POOL # 502932    9100                VARIOUS     SCHEDULED REDEMPTION                               1,076,120
83164DKC2   SBA POOL # 502991    9100                VARIOUS     SCHEDULED REDEMPTION                                  55,504
83164DK73   SBA POOL # 503018    9100                VARIOUS     SCHEDULED REDEMPTION                                  37,954
83164DT41   SBA POOL # 503271    9100                VARIOUS     SCHEDULED REDEMPTION                                   8,139
83164DUQ0   SBA POOL # 503291    9100                VARIOUS     SCHEDULED REDEMPTION                                  10,875
83164AGG4   SBA POOL # 500199    9100                VARIOUS     SCHEDULED REDEMPTION                                 225,087
83164AJR7   SBA POOL # 500272    9100                VARIOUS     SCHEDULED REDEMPTION                                  65,935

-----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                      3                4                5               6             7                8                9

                                                       Book         Profit on       Loss on       Interest and         NAIC
CUSIP              Par value       Actual Cost       Value at        Disposal       Disposal        Dividends          Desig-
                                                     Date of                                        Received         nation(s)
                                                     Disposal
------------------------------------------------------------------------------------------------------------------------------------
83164BLP6            7,307           8,284              7,307                                             482             1
83164BLX9            5,619           6,243              5,619                                             351             1
83164BL27          835,400         921,029            940,297                        7,585             55,912             1
83164BM67            2,213           2,460              2,213                                             136             1
83164BN58            6,705           7,393              6,705                                             410             1
83164BPD9          270,650         309,128            270,650                                          17,207             1
83164BP56          137,013         152,210            137,013                                           7,538             1
83164BQA4          443,251         492,563            443,251                                          23,434             1
83164BRY1            5,592           6,067              5,592                                             348             1
83164BRZ8            4,832           5,369              4,832                                             302             1
83164BR47          284,839         314,392            284,839                                          17,745             1
83164BUF8            5,239           6,004              5,239                                             281             1
83164BUQ4              869             975                869                                              12             1
83164BY26            3,805           4,211              3,805                                             238             1
83164BW66            6,684           7,453              6,684                                             431             1
83164BXH1            1,801           2,013              1,801                                             712             1
83164BYR8        1,337,072       1,485,822          1,466,589         30,458                           92,076             1
83164BZ71           13,872          16,147             13,872                                             430             1
83164B3R2           27,670          31,074             27,670                                           1,614             1
83164B4T7           30,484          34,369             30,484                                           2,000             1
83164B6U2           36,038          38,650             36,038                                           2,293             1
83164B7K3            9,254          10,411              9,254                                           3,282             1
83164CAD3            4,531           5,060              4,531                                             278             1
83164CAE1            8,131           9,233              8,131                                             549             1
83164CAK7            6,088           6,819              6,088                                             384             1
83164CAU5            9,965          11,316              9,965                                             664             1
83164CBA8        1,521,326       1,684,869          1,645,668         61,762                          105,546             1
83164CBF7              732             795                732                                              48             1
83164CBM0        2,293,403       2,534,025          2,392,601        (21,321)        5,840            155,186             1
83164CBX8        1,236,018       1,368,890          1,336,534         47,600                           85,239             1
83164CCC3            8,676           9,661              8,676                                           4,504             1
83164CCE9        1,095,444       1,211,835          1,194,377         26,666                           76,508             1
83164CCT6            2,194           2,402              2,194                                             838             1
83164CC25          321,592         345,710            321,592                                          19,563             1
83164CDJ7          147,384         163,044            147,384                                           8,121             1
83164CDU2           12,265          13,721             12,265                                             822             1
83164CKV2           11,803          12,658             11,803                                             792             1
83164CQC8           61,875          70,401             61,875                                           4,164             1
83164CUD1           88,165          97,093             88,165                                           5,462             1
83164C4J7           14,678          15,440             14,678                                             919             1
83164DDR7          115,511         122,153            115,511                                           7,462             1
83164DFW4           39,009          41,301             39,009                                           2,522             1
83164DF95          252,769         278,994            252,769                                          16,856             1
83164DGJ2           63,109          65,556             63,109                                           3,870             1
83164DHH5        1,076,120       1,186,422          1,076,120                                          58,572             1
83164DKC2           55,504          61,887             55,504                                           3,164             1
83164DK73           37,954          41,987             37,954                                           2,870             1
83164DT41            8,139           9,153              8,139                                             249             1
83164DUQ0           10,875          12,108             10,875                                             243             1
83164AGG4          225,087         241,967            225,087                                          13,229             1
83164AJR7           65,935          75,694             65,935                                           1,669             1

----------------------------------------------------------------------------------------------------------------------------------

                                     15.1

                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                                        SCHEDULE D - PART 4
      Showing all Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of by the Company During the Current Period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 1              2              3             4
                                           Disposal                           Number
  CUSIP           Description                Date       Name of Purchaser    of Shares    Consideration    Par Value    Actual Cost
                                                                                of
                                                                               Stock
------------------------------------------------------------------------------------------------------------------------------------
83164AMD4   SBA POOL #500356    9100       VARIOUS     VARIOUS                                1,297,790    1,221,811       1,298,938
83164APW9   SBA POOL #500437    9100       VARIOUS     VARIOUS                                1,073,680    1,010,813       1,073,989
83164A587   SBA POOL #500842    9100       VARIOUS     SCHEDULED REDEMPTION                     193,919      193,919         206,523
83164BCA9   SBA POOL #500965    9100       VARIOUS     SCHEDULED REDEMPTION                       8,103        8,103           9,177
83164BPC1   SBA POOL #501319    9100       VARIOUS     SCHEDULED REDEMPTION                     209,139      209,139         245,908
83164BPJ6   SBA POOL #501325    9100       VARIOUS     SCHEDULED REDEMPTION                      26,038       26,038          27,819
83164BPK3   SBA POOL #501326    9100       VARIOUS     SCHEDULED REDEMPTION                      57,729       57,729          61,893
83164BW25   SBA POOL #501565    9100       VARIOUS     VARIOUS                                2,604,985    2,437,934       2,610,114
83164BXY4   SBA POOL #501595    9100       VARIOUS     SCHEDULED REDEMPTION                     321,769      321,769         362,095
83164BYW7   SBA POOL #501625    9100       VARIOUS     SCHEDULED REDEMPTION                      20,220       20,220          21,837
83164B3JO   SBA POOL #501701    9100       VARIOUS     SCHEDULED REDEMPTION                      88,530       88,530         103,198
83164B5A7   SBA POOL #501741    9100       VARIOUS     SCHEDULED REDEMPTION                      38,191       38,191          41,389
83164B6B4   SBA POOL #501766    9100       VARIOUS     SCHEDULED REDEMPTION                      69,105       69,105          74,361
83164B7L1   SBA POOL #501799    9100       VARIOUS     VARIOUS                                1,538,616    1,380,150       1,523,340
83164CAZ4   SBA POOL #501824    9100       VARIOUS     SCHEDULED REDEMPTION                      25,045       25,045          26,982
83164CBG5   SBA POOL #501839    9100       VARIOUS     SCHEDULED REDEMPTION                      73,977       73,977          80,172
83164CC82   SBA POOL #501895    9100       VARIOUS     SCHEDULED REDEMPTION                      33,900       33,900          36,520
83164CDK4   SBA POOL 3501906    9100       VARIOUS     SCHEDULED REDEMPTION                       8,662        8,662           9,381
83164CE64   SBA POOL #501957    9100       VARIOUS     SCHEDULED REDEMPTION                      39,799       39,799          42,864
83164CFY2   SBA POOL #501983    9100       VARIOUS     SCHEDULED REDEMPTION                      18,278       18,278          19,849
83164CGW5   SBA POOL #502013    9100       VARIOUS     SCHEDULED REDEMPTION                      16,695       16,695          18,093
83164CJU6   SBA POOL #502075    9100       VARIOUS     SCHEDULED REDEMPTION                      63,677       63,677          69,487
83164CMT5   SBA POOL #502170    9100       VARIOUS     SCHEDULED REDEMPTION                      36,006       36,006          39,292
83164CM65   SBA POOL #502181    9100       VARIOUS     SCHEDULED REDEMPTION                      44,766       44,766          47,780
83164CN72   SBA POOL #502214    9100       VARIOUS     SCHEDULED REDEMPTION                      91,930       91,930         100,663
83164CQ87   SBA POOL #502279    9100       VARIOUS     SCHEDULED REDEMPTION                       9,858        9,858          10,733
83164CVE8   SBA POOL #502413    9100       VARIOUS     SCHEDULED REDEMPTION                   1,255,616    1,255,616       1,480,589
83164CYC9   SBA POOL #502507    9100       VARIOUS     SCHEDULED REDEMPTION                       3,598        3,598           4,006
83164DAD1   SBA POOL #502704    9100       VARIOUS     SCHEDULED REDEMPTION                     160,730      160,730         174,392
83164DAN9   SBA POOL #502713    9100       VARIOUS     SCHEDULED REDEMPTION                      22,168       22,168          23,526
83164DCT4   SBA POOL #502782    9100       VARIOUS     SCHEDULED REDEMPTION                      20,187       20,187          21,599
83164DDH9   SBA POOL #502804    9100       VARIOUS     SCHEDULED REDEMPTION                      22,726       22,726          24,118
83164DDM8   SBA POOL #502808    9100       VARIOUS     SCHEDULED REDEMPTION                     300,220      300,220         325,739
83164DEX3   SBA POOL #502850    9100       VARIOUS     SCHEDULED REDEMPTION                       7,248        7,248           8,236
83164DFM6   SBA POOL #502872    9100       VARIOUS     SCHEDULED REDEMPTION                      35,347       35,347          37,425
83164DKN8   SBA POOL #503001    9100       VARIOUS     SCHEDULED REDEMPTION                      14,701       14,701          16,280
83164DKU2   SBA POOL #503007    9100       VARIOUS     SCHEDULED REDEMPTION                      27,939       27,939          31,723
83164DLB3   SBA POOL #503022    9100       VARIOUS     SCHEDULED REDEMPTION                      67,451       67,451          75,293
83164DLS6   SBA POOL #503037    9100       VARIOUS     SCHEDULED REDEMPTION                      56,320       56,320          63,008
83164DL56   SBA POOL #503048    9100       VARIOUS     VARIOUS                                3,604,678    3,148,561       3,652,331
83164DMA4   SBA POOL #503053    9100       VARIOUS     SCHEDULED REDEMPTION                      13,099       13,099          14,998
83164DMJ5   SBA POOL #503061    9100       VARIOUS     SCHEDULED REDEMPTION                       6,426        6,426           7,390
83164DMX4   SBA POOL #503074    9100       VARIOUS     SCHEDULED REDEMPTION                      18,858       18,858          20,333
83164DTA7   SBA POOL #503245    9100       VARIOUS     SCHEDULED REDEMPTION                      14,248       14,248          15,693
83164DT90   SBA POOL #503276    9100       VARIOUS     SCHEDULED REDEMPTION                      10,061       10,061          11,102
83164DUP2   SBA POOL #503290    9100       VARIOUS     SCHEDULED REDEMPTION                       7,159        7,159           8,120
83164DU72   SBA POOL #503306    9100       VARIOUS     SCHEDULED REDEMPTION                       7,253        7,253           8,493
83164DVB2   SBA POOL #503310    9100       VARIOUS     SCHEDULED REDEMPTION                      13,913       13,913          15,337
83164BPU1   SBA POOL 501335     9100       VARIOUS     SCHEDULED REDEMPTION                      32,881       32,881          38,327
83164BSS3   SBA POOL 501429     9100       VARIOUS     SCHEDULED REDEMPTION                      74,254       74,254          83,069
83164BS20   SBA POOL 501437     9100       VARIOUS     SCHEDULED REDEMPTION                       3,128        3,128           3,575
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                           5                       6                 7                     8                       9

                          Book                 Profit on          Loss on             Interest and               NAIC
  CUSIP                 Value at               Disposal           Disposal             Dividends                Desig-
                        Date of                                                         Received               nation(a)
                        Disposal
------------------------------------------------------------------------------------------------------------------------------------
83164AMD4               1,294,774                 3,016                                   75,373              1
83164APW9               1,071,398                 2,282                                   61,480              1
83164A587                 193,919                                                         10,705              1
83164BCA9                   8,103                                                            538              1
83164BPC1                 209,139                                                          6,132              1
83164BPJ6                  26,038                                                          1,752              1
83164BPK3                  57,729                                                          3,883              1
83164BW25               2,598,501                 6,484                                  149,873              1
83164BXY4                 321,769                                                         13,373              1
83164BYW7                  20,220                                                          1,358              1
83164B3JO                  88,530                                                          5,492              1
83164B5A7                  38,191                                                          2,352              1
83164B6B4                  69,105                                                          5,006              1
83164B7L1               1,519,789                18,828                                   94,331              1
83164CAZ4                  25,045                                                          1,685              1
83164CBG5                  73,977                                                          4,976              1
83164CC82                  33,900                                                          2,862              1
83164CDK4                   8,662                                                            535              1
83164CE64                  39,799                                                          2,676              1
83164CFY2                  18,278                                                          1,715              1
83164CGW5                  16,695                                                          1,122              1
83164CJU6                  63,677                                                          3,946              1
83164CMT5                  36,006                                                          2,280              1
83164CM65                  44,766                                                          5,189              1
83164CN72                  91,930                                                          4,746              1
83164CQ87                   9,858                                                            622              1
83164CVE8               1,255,616                                                         45,426              1
83164CYC9                   3,598                                                            235              1
83164DAD1                 160,730                                                          9,215              1
83164DAN9                  22,168                                                          1,320              1
83164DCT4                  20,187                                                          1,237              1
83164DDH9                  22,726                                                          1,353              1
83164DDM8                 300,220                                                         19,909              1
83164DEX3                   7,248                                                            476              1
83164DFM6                  35,347                                                          2,271              1
83164DKN8                  14,701                                                            721              1
83164DKU2                  27,939                                                            655              1
83164DLB3                  67,451                                                          3,575              1
83164DLS6                  56,320                                                          3,328              1
83164DL56               3,456,157               148,520                                  221,679              1
83164DMA4                  13,099                                                            813              1
83164DMJ5                   6,426                                                            413              1
83164DMX4                  18,858                                                          2,808              1
83164DTA7                  14,248                                                            471              1
83164DT90                  10,061                                                            292              1
83164DUP2                   7,159                                                            155              1Z
83164DU72                   7,253                                                            173              1
83164DVB2                  13,913                                                            301              1
83164BPU1                  32,881                                                            788              1
83164BSS3                  74,254                                                          3,118              1
83164BS20                   3,128                                                            184              1
------------------------------------------------------------------------------------------------------------------------------------

                  STATEMENT AS OF SEPTEMBER 30, 1996 OF THE
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                              SCHEDULE D - PART 4
Showing all Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                   by the Company During the Current Period

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  1              2
  CUSIP                  DESCRIPTION                       DISPOSAL                             NUMBER
                                                             DATE          NAME OF PURCHASER   OF SHARES    CONSIDERATION
                                                                                                  OF
                                                                                                 STOCK
------------------------------------------------------------------------------------------------------------------------------------
83164BXF5  SBA POOL 501578                          9100   VARIOUS       SCHEDULED REDEMPTION                       4,155
83164B3F8  SBA POOL 501698                          9100   VARIOUS       SCHEDULED REDEMPTION                      66,372
83164B4D2  SBA POOL 501720                          9100   VARIOUS       SCHEDULED REDEMPTION                      48,911
83164B6R9  SBA POOL 501780                          9100   VARIOUS       SCHEDULED REDEMPTION                     155,476
83164CCY5  SBA POOL 501887                          9100   VARIOUS       SCHEDULED REDEMPTION                      93,757
83164CDG3  SBA POOL 501903                          9100   VARIOUS       SCHEDULED REDEMPTION                     169,590
83164CD65  SBA POOL 501925                          9100   VARIOUS       SCHEDULED REDEMPTION                     117,739
83164CJ36  SBA POOL 502082                          9100   VARIOUS       SCHEDULED REDEMPTION                     231,191
83164CSG7  SBA POOL 502319                          9100   VARIOUS       SCHEDULED REDEMPTION                      45,328
83164CVK4  SBA POOL 502418                          9100   VARIOUS       SCHEDULED REDEMPTION                      20,517
83164C5Y3  SBA POOL 502663                          9100   VARIOUS       SCHEDLUED REDEMPTION                       4,844
83164DP52  SBA POOL 503144                          9100   VARIOUS       SCHEDULED REDEMPTION                      52,882
83164BSV6  SBA POOL#501432                          9100   VARIOUS       SCHEDULED REDEMPTION                      31,164
83164BXE8  SBA POOL#501577                          9100   VARIOUS       SCHEDULED REDEMPTION                     134,233
83164CF89  SBA POOL#501991                          9100   VARIOUS       SCHEDULED REDEMPTION                     252,443
91281OET1  U.S. TREASURY BOND                       9100   07/05/1996    AUTRANET, INC.                         6,446,250
912827X98  U.S. TREASURY NOTE                       9100   08/21/1996    AUTRANET, INC.                         5,002,344
91281OEV6  U.S. TREASURY BOND                       9100   VARIOUS       VARIOUS                                3,417,188
912827X80  U.S. TREASURY NOTE                       9100   08/21/1996    AUTRANET, INC.                        10,182,031
           Canada

C69452AL1  PROVINCE OF ONTARIO EURO BOND            9100   08/30/1996    MATURED                                5,000,000

0199999    TOTAL GOVERNMENT                                                                                   136,190,861

           PUBLIC UTILITIES

153897AM5  CENTRAL LOUISANA FMB                     4900   08/15/1996    CALLED                                 1,072,200
207597CFO  CONN LT & PWR FMB                        4900   09/18/1996    GOLDMAN SACHS                          4,892,877

0599999    TOTAL PUBLIC UTILITIES                                                                               5,965,077

           INDUSTRIAL & MISC. (UNAFIL)

857449#VA  A.I. LEASING VI (AIRBUS, GTR)            3700   09/15/1996    REDEEMED                                  56,254
857449#R3  A.I. LEASING VI (AIRBUS, GTR)            3700   09/15/1996    REDEEMED                                  56,802
857449#T9  A.I. LEASING VI (AIRBUS, GTR)            3700   09/15/1996    REDEEMED                                 204,096
857449#XO  A.I. LEASING VI (AIRBUS, GTR)            3700   09/15/1996    REDEEMED                                  56,202
00253CAF4  AAMES MTGE TRUST 1994-C CLASS A-1        6830   VARIOUS       SCHEDULED REDEMPTION                   1,368,314
00794*AA8  ADVANTA MGT (FGIC-GTD) CLASS 1           6830   VARIOUS       SCHEDULED REDEMPTION                     158,979
053528CA1  AVCO FINANCIAL SVC NOTES                 6100   07/10/1996    MORGAN STANLEY                         9,395,300
066365AM9  BANKERS TRUST                            6000   07/02/1996    MATURED                                4,000,000
097023AD7  BOEING CO DEBENTURE                      3700   08/27/1996    MERRILL LYNCH                         11,297,000
97180*HJO  BOEING COMPANY SECURED TRUST  CERTIFICA  3700   VARIOUS       SCHEDULED REDEMPTION                       9,548
97180*HG6  BOEING COMPANY SECURED TRUST  CERTIFICA  3700   VARIOUS       SCHEDULED REDEMPTION                       9,548
97181#CJO  BOEING COMPANY SECURED TRUST  CERTIFICA  3700   VARIOUS       SCHEDULED REDEMPTION                      42,761
97181#CK7  BOEING COMPANY SECURED TRUST  CERTIFICA  3700   VARIOUS       SCHEDULED REDEMPTION                      41,629
13644OAN4  CANADIAN PACIFIC LTD DEB NOTES           4000   07/17/1996    COPORATE ACTION                          274,850
20033@TR8  CDO, INC (COLUMBIA/HCA HEALTH)           8000   VARIOUS       SCHEDULED REDEMPTION                     635,461
1565O3AG9  CENTURY COMMUNICATIONS                   4800   08/16/1996    DONALDSON, LUFKIN & JENRETTE           1,496,250
1565O3AD6  CENTURY COMMUNICATIONS SR NOTE           4800   07/10/1996    DONALDSON, LUFKIN & JENRETTE             748,125
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                3                 4                5                 6          7             8               9
                                                  Book           Profit on   Loss on      Interest and       NAIC
CUSIP        Par Value       Actual Cost        Value at          Disposal   Disposal     Dividends         Desig-
                                                 Date of                                  Received         nation(a)
                                                Disposal
------------------------------------------------------------------------------------------------------------------------------------
83164BXF5       4,155              4,643            4,155                                        241           1
83164B3F8      66,372             72,346           66,372                                      4,130           1
83164B4D2      48,911             52,824           48,911                                      3,208           1
83164B6R9     155,476            169,663          155,476                                     10,396           1
83164CCY5      93,757            102,664           93,757                                      5,724           1
83164CDG3     169,590            179,713          169,590                                     10,201           1
83164CD65     117,739            124,913          117,739                                      7,923           1
83164CJ36     231,191            245,423          231,191                                     14,702           1
83164CSG7      45,328             48,351           45,328                                      2,821           1
83164CVK4      20,517             21,492           20,517                                      1,278           1
83164C5Y3       4,844              5,394            4,844                                        570           1
83164DP52      52,882             59,966           52,882                                      2,587           1
83164BSV6      31,164             33,345           31,164                                      2,339           1
83164BXE8      92,871            151,986          134,233                                      3,096           1
83164CF89     252,443            268,573          252,443                                      9,189           1
91281OET1   6,000,000          6,478,125        6,478,081                     31,831         117,218           1
912827X98   5,000,000          4,965,625        4,968,995           33,349                    71,311           1
91281OEV6   3,500,000          3,848,750        3,845,397            4,828   433,037         245,466           1
912827X80  10,000,000          9,939,063        9,939,936          242,096                   192,425           1

C69452AL1   5,000,000          5,126,150        5,000,000                                    425,000           1

0199999   135,046,883        137,916,194      136,119,716          768,404   866,002       3,443,677



153897AM5   1,000,000          1,072,500        1,070,458            1,742                   104,271           1
207597CFO   4,950,000          5,234,625        5,010,758                    117,881         440,619           2

0599999     5,950,000          6,307,125        6,081,215            1,742   117,881         544,890



857449#VA      56,254             56,254           56,254                                      5,050           1
857449#R3      56,802             56,802           56,802                                      5,091           1
857449#T9     204,096            204,096          204,096                                     18,341           1
857449#XI      56,202             56,202           56,202                                      5,060           1
00253CAF4   1,368,314          1,361,259        1,368,314                                     71,237           1
00794*AA8     158,979            156,048          158,979                                     10,047           1
053528CA1  10,000,000          9,965,800        9,968,320                    573,020         356,667           1
066365AM9   4,000,000          4,072,280        4,000,000                                    330,000           1
097023AD7  10,000,000         11,382,600       11,325,225                     28,225         911,458           1
97180*HJO       9,548              9,548            9,548                                      1,175           1
97180*HG6       9,548              9,548            9,548                                      1,175           1
97181#CJO      42,761             42,761           42,761                                      5,287           1Z
97181#CK7      41,629             41,629           41,629                                      5,153           1Z
13644OAN4                                         274,850                                                      2
20033@TR8     635,461            635,461          635,461                                     33,534           1
1565O3AG9   1,500,000          1,503,750        1,503,527                      7,277         138,542           3
1565O3AD6     750,000            720,938          730,068           18,057                    67,031           3
---------------------------------------------------------------------------------------------------------------------------------

                                     15.3

                     STATEMENT AS OF SEPTEMBER 30, 1996 OF
                THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                             SCHEDULE D -- PART 4

Showing all Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of by the Company During the Current Period



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           1             2
                                                                Disposal                                 Number
  CUSIP       Description                                         Date         Name of Purchaser       of shares    Consideration
                                                                                                           of
                                                                                                         Stock
---------------------------------------------------------------------------------------------------------------------------------
172921ZF8   CITICORP 1993-4 CLASS A4                 6830       VARIOUS       SCHEDULED REDEMPTION                          104,473
178779AL8   CITYSCAPE 96-2 CLASS A1                  6830       VARIOUS       SCHEDULED REDEMPTION                          720,565
190394B#2   COAST SVGS & LOAN CL A VAR RT MTGE PASS  6830       07/01/1996    REDEEMED                                      270,205
20033RCX5   COMDISCO INC MTN                         6100       09/01/1996    MATURED                                     2,500,000
21076#AX9   CONTIMORTGAGE HOME EQ TR 94-2 CL A1      6830       VARIOUS       SCHEDULED REDEMPTION                        1,012,374
21076#AY7   CONTIMORTGAGE HOME EQ TR 94-2 CL A2      6830       VARIOUS       SCHEDULED REDEMPTION                        4,961,853
21076#AN1   CONTIMORTGAGE 1993-3 CLASS A1            6830       VARIOUS       SCHEDULED REDEMPTION                          326,760
21076#AP6   CONTIMORTGAGE 1993-3 CLASS A2            6830       VARIOUS       SCHEDULED REDEMPTION                          904,793
21076#AS0   CONTIMORTGAGE 1994-1 CLASS A2            6830       VARIOUS       SCHEDULED REDEMPTION                          329,209
21076#AV3   CONTIMORTGAGE 1994-1 CLASS A5            6830       VARIOUS       SCHEDULED REDEMPTION                          601,031
21076#BB6   CONTIMORTGAGE 1994-2 CLASS A5            6830       VARIOUS       SCHEDULED REDEMPTION                          474,270
211907AK6   CONTINENTAL S&L 1989-1 CLASS A           6830       VARIOUS       SCHEDULED REDEMPTION                           19,277
125924AF7   CPS AUTO 95-2 CLASS A (FSA)              6820       VARIOUS       SCHEDULED REDEMPTION                        1,211,786
125924AG5   CPS AUTO 95-3 CLASS A (FSA)              6820       VARIOUS       SCHEDULED REDEMPTION                          862,327
126502D#7   CTS HM EQ TR 1995-1 CLASS A              6830       VARIOUS       SCHEDULED REDEMPTION                        2,489,191
126502E*0   CTS HM EQ TR 95-2 CLASS A                6830       VARIOUS       SCHEDULED REDEMPTION                        1,289,489
126502AC7   CTS HOME EQ LN TR 1996-1 CLASS A (MBIA)  6830       VARIOUS       SCHEDULED REDEMPTION                          172,759
23855*AB4   DAVERS CORP (TALAGEN-GTR)                6300       VARIOUS       SCHEDULED REDEMPTION                          111,661
97181#CL5   DELTA AIR LINES SEC LOAN CTFS TRUST AGR  4500       VARIOUS       SCHEDULED REDEMPTION                            6,128
97180*YQ5   DELTA AIR LINES SEC LOAN CTFS TRUST AGR  4500       VARIOUS       SCHEDULED REDEMPTION                            6,138
97180*YP7   DELTA AIR LINES SEC LOAN CTFS TRUST AGR  4500       VARIOUS       SCHEDULED REDEMPTION                            6,137
247635C#0   DELTA FUNDING 1992-1 CLASS A1            6830       VARIOUS       SCHEDULED REDEMPTION                          503,912
24763#AA1   DELTA FUNDING 95-1 A-1                   6830       VARIOUS       SCHEDULED REDEMPTION                        3,896,209
25466#BL3   DISCOVER CREDIT MTN SER II               6200       07/23/1996    MATURED                                     2,000,000
25466KAJ8   DISCOVER 1994-2 CLASS A                  6820       07/17/1996    UBS (UNION BANK OF SWITZERLAND) SECURITI   15,128,906
26055HAA9   DOW CHEM 1992 CLASS A1                   2800       VARIOUS       SCHEDULED REDEMPTION                          826,023
29445#AB4   EC HOLDINGS II 90, CLASS A2              6820       08/19/1996    REDEEMED                                      974,144
292564AA9   ENCYCLO BRIT 94-1, CLASS A (FSA)         6820       07/16/1996    REDEEMED                                    1,422,012
297600AC2   ETHAN ALLEN INTR SR NOTES                5100       09/10/1996    CIBC WOOD GUNDY INC.                        1,020,000
269288AB2   EZ COMMUNICATIONS SR SUB NOTES           4800       08/12/1996    BT SECURITIES                               1,010,000
31945RAP8   FCMT 94-J CLASS A                        6820       09/09/1996    UBS (UNION BANK OF SWITZERLAND) SECURITI   18,047,813
31945RAV5   FCMT 95-P, CLASS A                       6820       09/05/1996    UBS (UNION BANK OF SWITZERLAND) SECURITI   10,023,438
30243#AK6   FHA TITLE I SERIES 1993-1 CLASS A        6830       VARIOUS       SCHEDULED REDEMPTION                        1,569,866
30243#AL4   FHA TITLE I SERIES 1994-1 CLASS A        6830       VARIOUS       SCHEDULED REDEMPTION                          331,299
31846LAL0   FIRST ALLIANCE MTG 1994-3 CLASS A1       6830       VARIOUS       SCHEDULED REDEMPTION                          993,617
319635AB4   FIRST CITY 94 CLASS A (CAPMAC)           6820       VARIOUS       SCHEDULED REDEMPTION                          506,045
338473AD3   FLAGSTAR CORP SR NOTES                   5800       07/24/1996    DONALDSON, LUFKIN & JENRETTE                3,520,000
361575AA1   GDV FINL 1989-A CLASS A                  6830       VARIOUS       SCHEDULED REDEMPTION                           90,040
361957AC7   MATTERHORN USA                           6800       07/17/1996    MERRILL LYNCH                               5,884,180
361957AG8   MATTERHORN USA                           6800       07/17/1996    MERRILL LYNCH                               9,139,258
37045*AC3   GENERAL MOTORS 1992-A3                   5000       VARIOUS       SCHEDULED REDEMPTION                        1,279,074
37867#AA8   GLENFED MTGE 1988 CLASS 5                6830       VARIOUS       SCHEDULED REDEMPTION                           29,751
361916AK5   GNS FINANCE CORP SR SUB NOTES            7000       09/30/1996    MENDHAM CAPITAL                               265,000
44967#AD7   IMC HM EQ TR 95-1 CLASS A-2              6830       VARIOUS       SCHEDULED REDEMPTION                          427,812
504195AB4   LA QUINTA MOTOR                          7000       09/17/1996    DONALDSON, LUFKIN & JENRETTE                2,050,000
539830AF6   LOCKHEED MARTIN                          3700       08/23/1996    SALOMON BROTHERS                           15,093,300
55262NAH9   MBNA 1993-4 CLASS A                      6820       09/06/1996    LEHMAN                                     13,044,688
559079AA6   MEGELLAN HEALTH SERVICES, INC.           8000       09/12/1996    DONALDSON, LUFKIN & JENRETTE                5,224,625
58983*DK2   MERIDIAN TRUST(BOEING-LESSEE) EQUIP TRU  3700       VARIOUS       SCHEDULED REDEMPTION                           46,480
59020QAW4   MLMI 1996-B CLASS A                      6820       VARIOUS       VARIOUS                                    15,004,669
87258VBG1   MONEY STORE HE 95-B A9 (MBIA)            6830       VARIOUS       VARIOUS                                     1,608,097

------------------------------------------------------------------------------------------------------------------------------------
                            3             4                5               6               7             8              9
                           Par                           Book                                         Interest         NAIC
  CUSIP                   Value        Actual          Value at         Profit on      Loss on           and           Desig-
                                        Cost            Date of          Disposal      Disposal       Dividends        nation(a)
                                                        Disposal                                      Received
------------------------------------------------------------------------------------------------------------------------------------
172921ZF8              104,473           104,994       104,473                                           4,121            1
178779AL8              720,565           720,227       720,565                                           7,407            1Z
190394B#2              270,205           271,218       270,878                            673           10,658            1Z
20033RCX5            2,500,000         2,509,625     2,500,000                                         168,000            2
21076#AX9            1,012,374         1,010,166     1,012,374                                          24,056            1
21076#AY7            4,961,853         4,931,260     4,961,853                                         113,774            1Z
21076#AN1              326,760           326,670       326,760                                          12,124            1
21076#AP6              904,793           877,021       904,793                                          35,526            1
21076#AS0              329,209           327,107       329,209                                           6,445            1Z
21076#AV3              601,031           600,902       601,031                                          24,889            1
21076#BB6              474,270           474,234       474,270                                          20,182            1
211907AK6               19,277            18,892        19,277                                             947            1
125924AF7            1,211,786         1,211,941     1,211,786                                          51,939            1
125924AG5              862,327           862,420       862,327                                          36,791            1
126502D#7            2,489,191         2,488,901     2,489,191                                         144,730            1Z
126502E*0            1,289,489         1,289,250     1,289,489                                          70,030            1
126502AC7              172,759           172,738       172,759                                           1,707            1Z
23855*AB4              111,661           111,661       111,661                                           9,316            1
97181#CL5                6,128             6,128         6,128                                             578            2Z
97180*YQ5                6,138             6,138         6,138                                             598            2
97180*YP7                6,137             6,137         6,137                                             598            2
247635C#0              503,912           500,780       503,912                                          31,090            1
24763#AA1            3,896,209         3,895,883     3,896,209                                         189,124            1
25466#BL3            2,000,000         2,056,560     2,000,000                                         146,000            2
25466KAJ8           15,000,000        15,134,180    15,131,428                          2,522          164,717            1
26055HAA9              826,023           826,023       826,023                                          62,792            1
29445#AB4              974,144         1,077,647     1,008,431                         34,287          101,825            1
292564AA9            1,422,012         1,422,012     1,422,012                                          63,983            1
297600AC2            1,000,000         1,002,188     1,001,049              18,951                      87,009            3
269288AB2            1,000,000           957,500       958,116              51,884                      71,500            4
31945RAP8           18,000,000        18,016,875    18,012,828              34,984                     782,201            1
31945RAV5           10,000,000        10,003,906    10,003,184              20,253                     427,071            1
30243#AK6            1,569,866         1,569,542     1,569,866                                          63,048            1
30243#AL4              331,299           331,278       331,299                                          14,983            1
31846LAL0              993,617           990,667       993,617                                          53,096            1
319635AB4              506,045           506,045       506,045                                          23,022            1Z
338473AD3            4,000,000         3,997,500     3,998,166                        478,166          375,050            4
361575AA1               90,040            92,858        90,040                                           3,345            1
361957AC7            5,875,000         5,875,000     5,875,000               9,180                      35,792            1
361957AG8            9,125,000         9,125,000     9,125,000              14,258                      55,592            1
37045*AC3            1,279,074         1,279,074     1,279,074                                         107,194            1
37867#AA8               29,751            28,934        29,751                                           1,622            1
361916AK5              250,000           245,000       246,244              18,756                      24,281            2
44967#AD7              427,812           427,677       427,812                                          22,900            1
504195AB4            2,000,000         1,986,840     1,986,575              63,425                     156,731            3
539830AF6           15,000,000        14,926,200    14,926,374             166,926                     377,813            1
55262NAH9           13,000,000        13,044,180    13,036,082               8,606                     429,955            1
559079AA6            4,900,000         4,928,500     4,922,453             302,172                     508,375            4
58983*DK2               46,480            46,480        46,480                                           5,813            1Z
59020QAW4           14,999,999        14,999,999    14,999,999               4,670                      63,841            1Z
87258VBG1            1,604,686         1,606,334     1,606,306               1,791                      21,962            1


                                     15.4

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            1               2
                                                                   Disposal                               Number
  CUSIP               Description                                    Date         Name of Purchaser     of Shares     Consideration
                                                                                                         of Stock
-----------------------------------------------------------------------------------------------------------------------------------
65716#AA2    NASL 1995 CLASS A                             6800     VARIOUS      SCHEDULED REDEMPTION                   6,150,197
668367AD7    NORTHWEST STL & WIR SR NOTES                  3300     09/09/1996   MORGAN STANLEY                         1,927,500
69372NAA2    PACE SPY FUNDING 1996-A CLASS A               6830     VARIOUS      SCHEDULED REDEMPTION                     542,412
74434TXD4    PHMS 93-46 CLASS A2                           6830     VARIOUS      SCHEDULED REDEMPTION                   1,640,384
74156WAA4    PRIME FINANCE 95-2 CLASS A1                   6820     VARIOUS      SCHEDULED REDEMPTION                     731,447
79548KBF4    SALOMON MTG 1991--1CLASS B1                   6830     VARIOUS      SCHEDULED REDEMPTION                     391,060
85916*AA2    SBBLT 96-A CLASS A (FSA)                      6820     VARIOUS      SCHEDULED REDEMPTION                     578,667
812387*C4    SEARS MTN                                     5300     07/11/1996   MATURED                                1,000,000
81234FAQ7    SEARS 91-D CLASS A                            6820     09/15/1996   SCHEDULED REDEMPTION                   7,500,000
817320AD6    SEQUA CORP SR NOTE                            3700     07/17/1996   BEAR STEARNS & CO                      5,080,000
863573JU6    SMART 1992-6A CLASS AF                        6830     VARIOUS      SCHEDULED REDEMPTION                     684,093
843590AC4    SOUTHERN PACIFIC 95-2 A2 (MBIA)               6830     VARIOUS      SCHEDULED REDEMPTION                     563,961
35083@AA2    THE FOUR C'S (AHOLD) TOPS MARKETS LESSEE      5400     VARIOUS      SCHEDULED REDEMPTION                      41,003
872905AD6    TMAC MTG SEC 1986-1 CLASS D                   6830     VARIOUS      SCHEDULED REDEMPTION                      93,965
87260*AB8    TMI FHA TITLE I 1994-2 CLASS A (MBIA)         6830     VARIOUS      SCHEDULED REDEMPTION                     406,068
87258VBU0    TMS 95-C CLASS A6 (MBIA)                      6830     VARIOUS      SCHEDULED REDEMPTION                     648,725
892790L#1    TRAILER TRAIN COND SALE AGR                   6100     07/15/1996   MATURED                                   55,094
893512AB9    TRANSAMER OCCID LIFE 1989-1 CLASS A2          6800     VARIOUS      SCHEDULED REDEMPTION                   2,532,745
90263BAD0    UCFC 1993-C A2 (FGIC)                         6830     VARIOUS      SCHEDULED REDEMPTION                   1,288,833
90263BCT3    UCFC 95-D A6 (FGIC)                           6830     VARIOUS      SCHEDULED REDEMPTION                     437,705
902909H#0    USA FINANCIAL SERVICES SECOND SUB NOTE        6100     VARIOUS      SCHEDULED REDEMPTION                     142,857
92933*AA7    WSGP INTL DIVERSIFIED FNDG CRP CBO SER 8      6820     07/17/1996   FIRST BOSTON CORP                      6,611,082
316817AA3    57TH STREET ASSOCIATES (NIKE)                 2300     VARIOUS      SCHEDULED REDEMPTION                      20,165

0699999      TOTAL INDUSTRIAL & MISC. (UNAFIL)                                                                        218,259,766

             CREDIT TENANT LOANS

18762*AC4    CLINTON HLDG(LINCOLN NAT-GTR) COLLATERA       6300     09/01/1996   SCHEDULED REDEMPTION                      33,802
235863AA5    DANBURY BLDG-UNION CARBIDE LSE CLASS A1       2800     VARIOUS      SCHEDULED REDEMPTION                     147,088
38214*CD2    GOODWILL CO (MEIJER-GTD) SERIES D-2           5400     08/01/1996   BUY                                    2,430,000
398037H@3    GREYHOUNDL&F (BRANCH BK-LESSEE) SECURED N     6000     VARIOUS      SCHEDULED REDEMPTION                      85,568
46362*AA3    IRVINE CORP(AVCO FIN'L-LESSEE) COLLATERA      6100     VARIOUS      VARIOUS                                  116,361
012441KH3    KEY CORP -- LESSEE, ALBANY INDUSTRIAL         6000     VARIOUS      SCHEDULED REDEMPTION                       9,513
69662*AA2    PALM COAST MTG(SHERATON-GTR) SENIOR SE        7000     VARIOUS      SCHEDULED REDEMPTION                      65,908
74954#AA5    RFC HOLDINGS, INC 1993 CLASS A                6000     VARIOUS      SCHEDULED REDEMPTION                     237,710
81371@AA7    SECURED LEASE FINANCE CORPORATION II          5300     VARIOUS      SCHEDULED REDEMPTION                      34,141
821046AA7    SHEEPSHEAD BAY ASSOC (ROYAL AHOLD, GTR)       5400     VARIOUS      SCHEDULED REDEMPTION                      50,400
94403*AF3    WAWA INC SECURED NOTES                        5400     VARIOUS      SCHEDULED REDEMPTION                      69,886

0799999      TOTAL CREDIT TENANT LOANS                                                                                  3,280,378

0999998      SUBTOTAL BONDS -- PART 4                                                                                 363,696,082

0999999      SUMMARY BONDS ACQ/DIS IN QTR.                                                                            115,351,630

1099999      SUBTOTAL BONDS                                                                                           479,047,712
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           3           4           5          6         7          8          9
                                                                                  Book    Profit on  Loss on  Interest and   NAIC
                                                                                Value at  Disposal   Disposal   Dividends   Desig-
  CUSIP               Description                      Par Value  Actual Cost   Date of                         Received   nation(a)
                                                                                Disposal
------------------------------------------------------------------------------------------------------------------------------------
65716#AA2    NASL 1995 CLASS A                         6,150,197    6,150,197    6,150,197                         282,878      1Z
668367AD7    NORTHWEST STL & WIR SR NOTES              2,000,000    1,987,500    1,991,377               63,877    140,916      4
69372NAA2    PACE SPY FUNDING 1996-A CLASS A             542,412      542,360      542,412                          17,488      1Z
74434TXD4    PHMS 93-46 CLASS A2                       1,640,384    1,676,780    1,640,384                          40,250      1Z
74156WAA4    PRIME FINANCE 95-2 CLASS A1                 731,447      731,345      731,447                          23,236      1
79548KBF4    SALOMON MTG 1991--1CLASS B1                 391,060      391,060      391,060                          24,524      1
85916*AA2    SBBLT 96-A CLASS A (FSA)                    578,667      576,895      578,667                           6,548      1Z
812387*C4    SEARS MTN                                 1,000,000    1,027,100    1,000,000                          33,914      1
81234FAQ7    SEARS 91-D CLASS A                        7,500,000    7,621,950    7,500,000                         581,250      1
817320AD6    SEQUA CORP SR NOTE                        5,000,000    5,250,000    5,156,862               76,862    370,295      3
863573JU6    SMART 1992-6A CLASS AF                      684,093      678,107      684,093                          36,922      1
843590AC4    SOUTHERN PACIFIC 95-2 A2 (MBIA)             563,961      563,961      563,961                          22,653      1
35083@AA2    THE FOUR C'S (AHOLD) TOPS MARKETS LESSEE     41,003       41,003       41,003                           2,034      2
872905AD6    TMAC MTG SEC 1986-1 CLASS D                  93,965       99,602       93,965                           4,206      1
87260*AB8    TMI FHA TITLE I 1994-2 CLASS A (MBIA)       406,068      406,027      406,068                          21,420      1
87258VBU0    TMS 95-C CLASS A6 (MBIA)                    648,725      648,725      648,725                          26,187      1
892790L#1    TRAILER TRAIN COND SALE AGR                  55,094       56,411       55,094                           6,542      1
893512AB9    TRANSAMER OCCID LIFE 1989-1 CLASS A2      2,532,745    2,505,831    2,532,745                         129,288      1
90263BAD0    UCFC 1993-C A2 (FGIC)                     1,288,833    1,288,027    1,288,833                          52,783      1
90263BCT3    UCFC 95-D A6 (FGIC)                         437,705      437,705      437,705                          17,343      1
902909H#0    USA FINANCIAL SERVICES SECOND SUB NOTE      142,857      142,857      142,857                          14,684      1
92933*AA7    WSGP INTL DIVERSIFIED FNDG CRP CBO SER 8  6,680,729    6,680,729    6,680,729               69,647    169,852      1
316817AA3    57TH STREET ASSOCIATES (NIKE)                20,165       20,416       20,165                             933      1

0699999      TOTAL INDUSTRIAL & MISC. (UNAFIL)       217,051,099  219,027,856  218,860,407   733,913  1,334,556  9,207,137

             CREDIT TENANT LOANS

------------------------------------------------------------------------------------------------------------------------------------
                                                           3           4           5          6         7          8          9
                                                                                  Book    Profit on  Loss on  Interest and   NAIC
                                                                                Value at  Disposal   Disposal   Dividends   Desig-
  CUSIP               Description                      Par Value  Actual Cost   Date of                         Received   nation(a)
                                                                                Disposal
------------------------------------------------------------------------------------------------------------------------------------
18762*AC4    CLINTON HLDG(LINCOLN NAT-GTR) COLLATERA      33,802       33,802       33,802                             4,936    1
235863AA5    DANBURY BLDG-UNION CARBIDE LSE CLASS A1     147,088      147,088      147,088                             7,714    2
38214*CD2    GOODWILL CO (MEIJER-GTD) SERIES D-2       2,430,000    2,430,000    2,430,000                           222,421    1
398037H@3    GREYHOUNDL&F (BRANCH BK-LESSEE) SECURED N    85,568       85,568       85,568                             6,710    1
46362*AA3    IRVINE CORP(AVCO FIN'L-LESSEE) COLLATERA    116,361      116,361      116,361                             9,511    1
012441KH3    KEY CORP -- LESSEE, ALBANY INDUSTRIAL         9,513        9,513        9,513                               398    1Z
69662*AA2    PALM COAST MTG(SHERATON-GTR) SENIOR SE       65,908       65,908       65,908                             5,130    2Z
74954#AA5    RFC HOLDINGS, INC 1993 CLASS A              237,710      237,710      237,710                            11,422    1
81371@AA7    SECURED LEASE FINANCE CORPORATION II         34,141       34,099       34,141                             1,626    2
821046AA7    SHEEPSHEAD BAY ASSOC (ROYAL AHOLD, GTR)      50,400       50,400       50,400                             3,078    2
94403*AF3    WAWA INC SECURED NOTES                       69,886       69,886       69,886                             5,644    2

0799999      TOTAL CREDIT TENANT LOANS                 3,280,378    3,280,336    3,280,378                           278,590

0999998      SUBTOTAL BONDS -- PART 4                361,328,360  366,531,511  364,341,716  1,504,059  2,318,439  13,474,294

0999999      SUMMARY BONDS ACQ/DIS IN QTR.           116,570,000  115,112,852  115,111,692    393,220    158,895     357,633

1099999      SUBTOTAL BONDS                          477,898,360  481,644,363  479,453,408  1,897,279  2,477,334  13,831,927


                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                                        SCHEDULE D - PART 4
      Showing all Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of by the Company During the Current Period

-------------------------------------------------------------------------------------------------------------------------------
                                                      Disposal                                       Number
  CUSIP               Description                       Date        Name of Purchaser               of Shares     Consideration
                                                                                                    of Stock
-------------------------------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS

             PUBLIC UTILITIES

             United States

882850472    TEXAS UTILITIES PFD STOCK         4900         08/21/1996   SALOMON BROTHERS                26,000.000      2,853,500

1199999      TOTAL PUBLIC UTILITIES                                                                      26,000.000      2,853,500

1599998      SUBTOTAL PREFERRED STOCKS-PART 4                                                            26,000.000      2,853,500

1599999      SUMMARY PREFERRED ACQ/DIS IN QTR

1699999      SUBTOTAL PREFERRED STOCK                                                                    26,000.000      2,853,500

             COMMON STOCKS

             PUBLIC UTILITIES

017411109    ALLEGHENY POWER SYSTEM, INC.      4900         08/16/1996   DONALDSON, LUFKIN & JENRETTE       400.000         12,291
100599109    BOSTON EDISON COMPANY COMMON      4900         07/25/1996   VARIOUS                          6,300.000        146,363
125896100    CMS ENERGY CORP COMMON            9900         09/30/1996   OPPENHEIMER & CO                   300.000          9,132
209111103    CON EDISON OF NEW YORK COMMON     4900         07/02/1996   0PPENHEIMER & CO                 4,100.000        120,446
482734100    KU ENERGY CORP                    4900         07/01/1996   OPPENHEIMER & CO                11,000.000        327,404
501917108    L G & E ENERGY CORP               4900         08/20/1996   PRUDENTIAL-BACHE SECURITIES      2,100.000         49,222
694308107    PACIFIC GAS & ELEC COMMON         9900         08/23/1996   MORGAN STANLEY                   8,600.000        179,586
879403780    TELEFONOS DE MEXICO-CL L ADR      9900         07/25/1996   SMITH BARNEY                     2,400.000         73,354

1799999      TOTAL PUBLIC UTILITIES                                                                      78,000.000        917,798

             BANKS,  TRUST, & INS. COS.

001055102    AFLAC INC                         6300          07/01/1996  ROBINSON HUMPHRIES               2,400.000         72,607
048798102    ATLANTIC REALTY TRUST INC         9900          07/16/1996  DEAN WITTER REYNOLDS, INC        1,036.960          8,814
313091100    FED ONE BANCORP INC               6000          09/16/1996  CHICAGO CORPORATION              2,900.000         44,588
416704104    HARTFORD STEAM BOILER INSPEC      6300          09/24/1996  CHICAGO CORPORATION              6,900.000        306,921
444859102    HUMANA INC.                       6300          07/25/1996  VARIOUS                         20,300.000        375,139
574061107    MARYLAND FEDERAL BANCORP          6000          09/19/1996  CHICAGO CORPORATION              1,200.000         39,826
903290104    USF & G CORP                      6300          07/02/1996  VARIOUS                         49,400.000        822,508

1899999      TOTAL BANKS, TRUST, & INS. COS.                                                            129,536.960      1,670,403

             INDUSTRIAL & MISC. (UNAFIL)

007903107    ADVANCED MICRO DEVICES COMMON     3500          07/25/1996  VARIOUS                          4,800.000         54,760
011659109    ALASKA AIRGROUP INC.              4500          09/24/1996  PAINE WEBBER                       500.000         10,282
022197107    ALUMAX INC. COMM                  1000          07/19/1996  VARIOUS                          2,600.000         77,816

                                                  Book           Profit on      Loss on         Interest and        NAIC
  CUSIP      Par Value          Actual Cost     Value at        Disposal at     Disposal         Dividends         Desig-
                                                Date of                                           Received        nation(a)
----------------------------------------------------------------------------------------------------------------------------------






882850472                       2,830,100       2,830,100       23,400                          155,740          P2

1199999                         2,830,100       2,830,100       23,400                          155,740

1599998                         2,830,100       2,830,100       23,400                          155,740

1599999

1699999                         2,830,100       2,830,100       23,400                          155,740





017411109                          11,974          11,974          317                                           L
100599109                         162,528         162,528                        16,165           3,807          L
125896100                           8,831           8,831          301                                           LZ
209111103                         116,584         116,584        3,862                                           L
482734100                         332,783         332,783                         5,379           9,460          L

                                                  Book           Profit on      Loss on         Interest and        NAIC
  CUSIP      Par Value          Actual Cost     Value at        Disposal at     Disposal         Dividends         Desig-
                                                Date of                                           Received        nation(a)
----------------------------------------------------------------------------------------------------------------------------------

501917108                          40,982          40,982        8,240                            1,582          L
694308107                         254,216         254,216                        74,630          12,642          L
879403780                          80,544          80,544                         7,190           1,110          L

1799999                          1,008,442       1,008,442       12,720          103,364          28,601



001055102                          70,632          70,632        1,975                                           L
048798102                           7,291           7,291        1,524                                          LZ
313091100                          44,588          44,588                                         1,175          L
416704104                         329,162         329,162                        22,241          10,830          L
444859102                         509,154         509,154                       134,015                          L
574061107                          36,150          36,150        3,676                              582          L
903290104                         798,458         798,458       61,667            6,073           2,325          L

1899999                         1,795,435       1,795,435       68,842          162,329          14,912



007903107                          88,188          88,188                         33,428                         L
011659109                          11,468          11,468                          1,185                         L
022197107                          85,925          85,925            42            8,150                         L


                       STATEMENT AS OF SEPTEMBER 30,1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                                        SCHEDULE D - PART 4
      Showing all Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of by the Company During the Current Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           1                2
                                                          Disposal                                       Number
  CUSIP                    Description                      Date            Name of Purchaser           of Shares     Consideration
                                                                                                           of
                                                                                                          Stock
-----------------------------------------------------------------------------------------------------------------------------------
022615108    ALZA CORP COMMON                    8000    08/19/1996   CANTOR FITZGERALD AND COMPANY     34,700.000        925,287
023551104    AMERADA HESS CORP COMMON            1300    08/27/1996   VARIOUS                           19,500.000      1,051,903
025816109    AMERICAN EXPRESS CO. COMMON         9900    07/23/1996   CANTOR FITZGERALD AND COMPANY      9,700.000        408,591
001765106    AMR CORP COMMON                     2800    08/05/1996   CANTOR FITZGERALD AND COMPANY      9,600.000        798,744
036115103    ANNTAYLOR STORES INC                5300    07/10/1996   ALEX BROWN                         4,700.000         73,331
03839B106    AQUILA GAS PIPELINE CORP            1300    07/10/1996   VARIOUS                            2,500.000         33,161
042476101    ARMSTRONG WORLD INDS INC            5200    08/05/1996   VARIOUS                            4,900.000        288,661
04622E109    ASTEA INTL INC                      3600    07/03/1996   ALEX BROWN                         1,000.000          8,375
087509105    BETHLEHEM STEEL CORP COMMON         9900    07/25/1996   VARIOUS                           16,700.000        175,660
087851101    BEVERLY ENTERPRISES COMMON          9900    07/25/1996   VARIOUS                            9,500.000         95,923
097383103    BOISE CASCADE CORP COMMON           2600    07/25/1996   VARIOUS                            6,600.000        226,491
099541203    BORDEN CHEM & PLASTIC-COM UT        2800    09/06/1996   CANTOR FITZGERALD AND COMPANY      2,400.000         23,856
099709107    BORDERS GROUP INC                   5300    07/25/1996   ALEX BROWN                         1,800.000         58,391
115885105    BROWNING-FERRIS INDUSTRIES          2800    07/19/1996   VARIOUS                           22,700.000        553,326
158525105    CHAMPION INTERNATIONAL COMMON       2600    07/12/1996   CANTOR FITZGERALD AND COMPANY      7,600.000        323,318
172172108    CINCINNATI MILACRON COMMON          3500    09/17/1996   CANTOR FITZGERALD AND COMPANY      4,600.000        100,166
204015101    COMMUNITY PSYCHIATRIC COMMON        8000    07/25/1996   VARIOUS                           39,900.000        344,479
205300106    COMPUTER PRODUCTS INC               3600    08/05/1996   ROBINSON HUMPHRIES                 2,400.000         43,497
209237106    CONSOLIDATED FREIGHTWAYS COMM       9900    07/19/1996   CANTOR FITZGERALD AND COMPANY      8,300.000        172,460
209759109    CONSOLIDATED PAPERS INC             2600    07/15/1996   VARIOUS                            5,300.000        274,503
237688106    DATA GENERAL CORP COMMON            9900    07/25/1996   VARIOUS                            7,300.000         80,334
238124101    DATASTREAM SYSTEMS INC              3600    07/02/1996   ROBINSON HUMPHRIES                 2,400.000         83,400
242361103    DEAN FOODS CO                       2000    08/06/1996   VARIOUS                            9,700.000        243,984
233203884    DFA GLOBAL BOND PORTFOLIO           9900    07/22/1996   DIMENSIONAL FUND ADVISORS         29,025.373        304,276
254063100    DILLARD DEPT STORES-CL A COM        5300    08/08/1996   CANTOR FITZGERALD AND COMPANY      1,900.000         64,721
260543103    DOW CHEMICAL CO                     2800    07/01/1996   CANTOR FITZGERALD AND COMPANY        500.000         38,936
264830100    DUN & BRADSTREET CORP               2700    07/19/1996   VARIOUS                            2,800.000        167,526
29444G107    EQUITABLE COMPANIES INC             6300    08/05/1996   VARIOUS                           37,100.000        929,928
294549100    EQUITABLE RESOURCES INC             1300    08/13/1996   VARIOUS                           11,500.000        321,666
305914103    FALCON DRILLING COMPANY INC         1300    07/03/1996   VARIOUS                           26,800.000        634,726
356714402    FREEPORT MCMORAN INC                1000    07/03/1996   VARIOUS                            9,700.000        364,174
368145108    GAYLORD CONTAINER CORP CL A         2600    08/07/1996   MORGAN STANLEY                    14,700.000        111,207
373200203    GEORGIA GULF CORP                   2800    07/18/1996   GOLDMAN SACHS                      5,000.000        146,572
093671105    H&R BLOCK COMMON                    7300    08/08/1996   VARIOUS                              600.000         16,593
405173105    HAGGAR CORP                         5300    07/25/1996   CANTOR FITZGERALD AND COMPANY      4,900.000         68,638
422704106    HECLA MINING CO                     1000    08/05/1996   VARIOUS                            7,400.000         51,042
806407102    HENRY SCHEIN INC                    8000    07/02/1996   ALEX BROWN                         1,300.000         50,050
441560109    HOUGHTON MIFFLIN CO COMMON          2700    07/19/1996   CANTOR FITZGERALD AND COMPANY        700.000         34,519
455792101    INDUSTRI-MATEMATIK INTERNATION      3600    09/30/1996   ALEX BROWN                         4,800.000         57,960
457472108    INLAND STEEL INDUSTRIES INC COMMON  3300    08/07/1996   CANTOR FITZGERALD AND COMPANY      2,400.000         43,398
483007100    KAISER ALUMINUM CORP                7300    07/31/1996   VARIOUS                           17,000.000        201,103
485170104    KANSAS CITY SOUTHERN INDS           4000    08/30/1996   CANTOR FITZGERALD AND COMPANY      2,400.000         97,653
487836108    KELLOGG CORPORATION                 5100    07/23/1996   OPPENHEIMER & CO                    (400.000)       (29,974)
493503106    KEYSTONE INTERNATIONAL INC          5100    08/08/1996   CANTOR FITZGERALD AND COMPANY     10,300.000        197,775
482584109    KMART CORP COMMON                   5300    09/30/1996   OPPENHEIMER & CO                     700.000          7,089
50540R102    LABORATORY CORPORATION              8000    07/25/1996   SMITH BARNEY                       1,800.000         11,817
538021106    LITTON INDUSTRIES INC               3700    07/12/1996   CANTOR FITZGERALD AND COMPANY     11,600.000        542,182
501921100    LTV CORP                            3300    07/25/1996   CANTOR FITZGERALD AND COMPANY     15,200.000        183,743
56418H100    MANPOWER INC                        7300    09/13/1996   MORGAN STANLEY                     7,300.000        257,521
580037109    MCDERMOTT INTERNATIONAL COMMON      9900    08/06/1996   CANTOR FITZGERALD AND COMPANY      4,900.000         99,192
605288208    MISSISSIPPI CHEMICAL CORP           2800    08/07/1996   MERRILL LYNCH                      5,800.000        123,830
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 3              4                 5                6             7               8                9

                                                Book           Profit on      Loss on       Interest and         NAIC
  CUSIP      Par Value     Actual Cost        Value at         Disposal       Disposal       Dividends      Designation(a)
                                               Date of                                        Received
                                              Disposal
------------------------------------------------------------------------------------------------------------------------------------
022615108                    990,261           990,261                          64,975                          L
023551104                  1,101,068         1,101,068               70         49,236        2,205             L
025816109                    440,962           440,962                          32,371        2,182             L
001765106                    907,325           907,325                         108,580                          L
036115103                     96,524            96,524                          23,194                          L
03839B106                     31,400            31,400            1,761                          22             L
042476101                    278,570           278,570           10,092                         320             L
04622E109                     25,088            25,088                          16,713                          L
087509105                    243,990           243,990                          68,330                          L
087851101                    114,570           114,570                          18,647                          L
097383103                    264,626           264,626                          38,135          735             L
099541203                     34,744            34,744                          10,888          140             L
099709107                     59,733            59,733                           1,342                          L
115885105                    699,333           699,333                         146,006        3,858             L
158525105                    357,350           357,350                          34,032          379             L
172172108                     94,576            94,576            5,590                                         LZ

------------------------------------------------------------------------------------------------------------------------------------

                 3              4                 5                6             7               8                9

                                                Book           Profit on      Loss on       Interest and         NAIC
  CUSIP      Par Value     Actual Cost        Value at         Disposal       Disposal       Dividends      Designation(a)
                                               Date of                                        Received
                                              Disposal
------------------------------------------------------------------------------------------------------------------------------------
204015101                    476,713           476,713                         132,233                          L
205300106                     46,200            46,200                           2,704                          L
209237106                    201,428           201,428                          28,968          350             L
209759109                    293,752           293,752                          19,249        2,352             L
237688106                    105,376           105,376                          25,041                          L
238124101                     77,163            77,163            6,238                                         L
242361103                    233,207           233,207           10,777                         475             L
233203884                    290,254           290,254           14,022                       5,309             U
254063100                     68,797            68,797                           4,076                          L
260543103                     40,468            40,468                           1,531          375             LZ
264830100                    174,427           174,427                           6,900          625             LZ
29444G107                    890,660           890,660           39,947            679        3,500             L
294549100                    344,392           344,392                          22,726        4,986             L
305914103                    647,540           647,540            8,050         20,864                          L
356714402                    343,857           343,857           20,318                                         LZ
368145108                    145,967           145,967                          34,760                          L
373200203                    169,191           169,191              766         23,385          288             L
093671105                     20,969            20,969                           4,376          224             L
405173105                     74,114            74,114                           5,476          125             L
422704106                     59,678            59,678                           8,636                          L
806407102                     45,500            45,500            4,550                                         L
441560109                     33,555            33,555              965                                         L
455792101                     48,000            48,000            9,960                                         LZ
457472108                     61,435            61,435                          18,037          120             L
483007100                    238,010           238,010                          36,907                          L
485170104                    110,799           110,799                          13,146          240             L
487836108                    (29,925)          (29,925)                             49                          L
493503106                    223,281           223,281                          25,505        2,091             L
482584109                      7,830             7,830                             740                          L
50540R102                     22,608            22,608                          10,791                          L
538021106                    537,884           537,884            12,093         7,794                          L
501921100                    216,250           216,520                          32,507          456             L
56418H100                    252,288           252,288             5,233                                        LZ
580037109                    103,194           103,194                           4,002        1,225             L
605288208                    126,950           126,950                           3,120        1,740             L
-----------------------------------------------------------------------------------------------------------------------------------

                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                                        SCHEDULE D - PART 4
      Showing all Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of by the Company During the Current Period

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              1             2
                                                        Disposal                                            Number
  CUSIP                   Description                     Date               Name of Purchaser            of Shares   Consideration
                                                                                                             of
                                                                                                            Stock
-----------------------------------------------------------------------------------------------------------------------------------
617410105   MORGAN KEEGAN, INC.                 6200   07/25/1996   VARIOUS                                8,600.000      113,746
629853102   NALCO CHEMICAL CO                   2800   07/25/1996   VARIOUS                                4,900.000      153,221
637640103   NATIONAL SEMICONDUCTOR CORP COMMON  9900   07/25/1996   SMITH BARNEY                           2,400.000       31,655
650111107   NEW YORK TIMES CO CL A              2700   08/13/1996   VARIOUS                               32,000.000    1,015,291
629305103   NN BALL & ROLLER INC                3500   08/09/1996   WHEAT FIRST SECURITIES                 3,500.000       60,626
655664100   NORDSTROM INC COMMON                5300   08/09/1996   CANTOR FITZGERALD AND COMPANY          3,300.000      126,754
670006105   NOVELL INC COMMON                   9900   07/24/1996   ALEX BROWN                             4,800.000       49,502
673662102   OAKLEY INC                          5100   07/01/1996   ALEX BROWN                             3,300.000      144,845
674599105   OCCIDENTAL PETROLEUM COMMON         3500   08/20/1996   VARIOUS                                1,800.000       43,436
695629105   PAINEWEBBER GROUP INC COMMON        6100   07/01/1996   VARIOUS                                8,800.000      194,990
718507106   PHILLIPS PETROLEUM COMMON           1300   07/02/1996   DONALDSON, LUFKIN & JENRETTE           5,000.000      210,318
693457103   PMT SERVICES INC                    3600   09/27/1996   VARIOUS                                  800.000       16,138
693475105   PNC FINANCIAL CORP COMMON           9900   07/03/1996   VARIOUS                               41,000.000    1,280,962
69357H106   PRI AUTOMATION INC                  3600   09/17/1996   SMITH BARNEY                             200.000        6,200
749084109   QUORUM HEALTH GROUP INC             7300   08/20/1996   GOLDMAN SACHS                          3,100.000       79,409
751452103   RAMCO-GERSHENSON PROPERTIES         6100   07/16/1996   CANTOR FITZGERALD AND COMPANY          2,075.000       32,218
759930100   RENAL CARE GROUP INC                8000   08/05/1996   EQUITABLE                              2,400.000       87,715
779273101   ROUSE COMPANY COMMON                1500   09/18/1996   OPPENHEIMER & CO                         400.000       10,226
78388N107   SCB COMPUTER TECHNOLOGY INC         7300   07/23/1996   ROBINSON HUMPHRIES                     1,500.000       26,125
806857108   SCHLUMBERGER LTD COMMON             1300   09/12/1996   GOLDMAN SACHS                          2,400.000      211,323
815807102   SEGUE SOFTWARE INC                  3600   07/02/1996   ALEX BROWN                             (100.0000)      (1,250)
806882106   SHNITZER STEEL IND INC-A            3300   08/05/1996   GOLDMAN SACHS                          9,600.000      268,163
829226109   SINCLAIR BROADCAST GROUP-A          4800   07/01/1996   ALEX BROWN                               900.000       38,700
844895102   SOUTHWEST GAS CORP                  1300   08/16/1996   SMITH BARNEY                          18,200.000      320,366
789374105   ST FRANCIS CAPITAL CORP             6000   09/11/1996   CHICAGO CORPORATION                    1,500.000       38,813
792848103   ST. PAUL BANCORP, INC.              6000   08/28/1996   CHICAGO CORPORATION                    2,900.000       78,155
855030102   STAPLES, INC. COMMON                5300   07/01/1996   ALEX BROWN                             2,300.000       44,563
861589109   STONE CONTAINER CORP COM            2600   07/23/1996   VARIOUS                                9,700.000      135,722
870756103   SWIFT TRANSPORTATION CO INC         4200   07/18/1996   ALEX BROWN                             1,600.000       32,467
879335107   TELEDYNE INC COMMON                 3600   08/07/1996   OPPENHEIMER & CO                       3,000.000      115,646
88033G100   TENET HEALTHCARE CORP               8062   07/25/1996   VARIOUS                                4,800.000       97,396
886547108   TIFFANY & COMPANY                   5300   07/02/1996   ALEX BROWN                               900.000       66,732
887389104   TIMKEN COMPANY COMMON               1000   09/24/1996   CANTOR FITZGERALD AND COMPANY          7,300.000      283,252
902494103   TYSON FOODS INC COMMON              2000   09/24/1996   MORGAN STANLEY                           600.000       16,125
902549500   UAL CORP                            4512   07/31/1996   CANTOR FITZGERALD AND COMPANY          4,700.000      238,420
908640105   UNION TEXAS PETROL HLDGS INC        1300   07/12/1996   VARIOUS                               35,800.000      716,990
912707106   US SURGICAL CORP                    8000   07/26/1996   PRUDENTIAL-BACHE SECURITIES            2,400.000       82,353
912889201   US WEST MEDIA GROUP                 4800   07/02/1996   CANTOR FITZGERALD AND COMPANY          2,400.000       44,490
90337T101   USX - US STEEL GROUP INC COMMON     3300   07/25/1996   CANTOR FITZGERALD AND COMPANY          2,400.000       60,617
233203686   VA INTERNATIONAL SMALL PORTFOLIO    9900   07/30/1996   DIMENSIONAL FUND ADVISORS             71,138.452      774,300
233203678   VA SHORT-TERM FIXED PORTFOLIO       9900   07/05/1996   DIMENSIONAL FUND ADVISORS            163,792.331    1,639,065
233203710   VA SMALL VALUE PORTFOLIO            9900   07/11/1996   DIMENSIONAL FUND ADVISORS            107,466.361    1,155,442
927914101   VISION CORP                         3600   07/01/1996   ALEX BROWN                             1,300.000       46,175
384802104   W.W. GRAINGER INC COMMON            3600   09/16/1996   LEHMAN                                   400.000       28,775
929394104   WABAN INC.                          5100   07/25/1996   VARIOUS                                7,300.000      144,232
949702104   WELLMAN INC                         2800   08/13/1996   CANTOR FITZGERALD AND COMPANY          1,400.000       28,965
957674104   WESTERN ATLAS INC                   1300   07/02/1996   CANTOR FITZGERALD AND COMPANY          4,900.000      292,996

--------------------------------------------------------------------------------------------------------------------------------
                                                            3         4          5         6         7          8         9
                                                                   Actual      Book      Profit     Loss    Interest     NAIC
  CUSIP                   Description                  Par Value    Cost      Value at     on        on        and      Desig-
                                                                              Date of   Disposal  Disposal  Dividends  nation(a)
                                                                              Disposal                       Received
--------------------------------------------------------------------------------------------------------------------------------
617410105   MORGAN KEEGAN, INC.                 6200                111,244    111,244    3,000       496      1,204       L
629853102   NALCO CHEMICAL CO                   2800                148,519    148,519    5,311       610      2,250       L
637640103   NATIONAL SEMICONDUCTOR CORP COMMON  9900                 39,144     39,144              7,489                  L
650111107   NEW YORK TIMES CO CL A              2700              1,037,720  1,037,720    7,018    29,446      1,483       L
629305103   NN BALL & ROLLER INC                3500                 56,439     56,439    4,188                  200       L
655664100   NORDSTROM INC COMMON                5300                151,913    151,913             25,159        412       L
670006105   NOVELL INC COMMON                   9900                 71,340     71,340             21,838                  L
673662102   OAKLEY INC                          5100                142,625    142,625    2,221                            L
674599105   OCCIDENTAL PETROLEUM COMMON         3500                 43,083     43,083      401        48                  L
695629105   PAINEWEBBER GROUP INC COMMON        6100                181,428    181,428   13,562                1,055       L
718507106   PHILLIPS PETROLEUM COMMON           1300                196,550    196,550   13,768                            L
693457103   PMT SERVICES INC                    3600                 14,501     14,501    1,638                            LZ
693475105   PNC FINANCIAL CORP COMMON           9900              1,225,363  1,225,363   55,599               16,380       L
69357H106   PRI AUTOMATION INC                  3600                  5,650      5,650      550                            L
749084109   QUORUM HEALTH GROUP INC             7300                 67,676     67,676   11,734                            L
751452103   RAMCO-GERSHENSON PROPERTIES         6100                 31,308     31,308      910                  430       L
759930100   RENAL CARE GROUP INC                8000                 77,100     77,100   10,615                            L
779273101   ROUSE COMPANY COMMON                1500                  9,777      9,777      449                            L
78388N107   SCB COMPUTER TECHNOLOGY INC         7300                 33,249     33,249              7,124                  LZ
806857108   SCHLUMBERGER LTD COMMON             1300                205,044    205,044    6,279                            LZ
815807102   SEGUE SOFTWARE INC                  3600                 (2,950)    (2,950)   1,700                            LZ
806882106   SHNITZER STEEL IND INC-A            3300                284,438    284,438             16,275      1,150       L
829226109   SINCLAIR BROADCAST GROUP-A          4800                 34,313     34,313    4,388                            L
844895102   SOUTHWEST GAS CORP                  1300                312,344    312,344    9,342     1,320      9,656       U
789374105   ST FRANCIS CAPITAL CORP             6000                 38,250     38,250      563                  150       L
792848103   ST. PAUL BANCORP, INC.              6000                 73,225     73,225    4,930                  928       L
855030102   STAPLES, INC. COMMON                5300                 45,713     45,713              1,150                  L
861589109   STONE CONTAINER CORP COM            2600                156,585    156,585             20,862                  L
870756103   SWIFT TRANSPORTATION CO INC         4200                 28,800     28,800    3,667                            L
879335107   TELEDYNE INC COMMON                 3600                 73,387     73,387   42,259                2,986       L
88033G100   TENET HEALTHCARE CORP               8062                 99,289     99,289    1,261     3,152                  L
886547108   TIFFANY & COMPANY                   5300                 64,132     64,132    2,599                   90       L
887389104   TIMKEN COMPANY COMMON               1000                274,188    274,188    9,064                            L
902494103   TYSON FOODS INC COMMON              2000                 15,075     15,075    1,050                   18       LZ
902549500   UAL CORP                            4512                271,707    271,707             33,287                  L
908640105   UNION TEXAS PETROL HLDGS INC        1300                691,951    691,951   26,097     1,239      2,485       L
912707106   US SURGICAL CORP                    8000                 79,999     79,999    2,354                            LZ
912889201   US WEST MEDIA GROUP                 4800                 42,144     42,144    2,346                            LZ
90337T101   USX - US STEEL GROUP INC COMMON     3300                 82,164     82,164             21,547        600       L
233203686   VA INTERNATIONAL SMALL PORTFOLIO    9900                711,384    711,384   62,916                            L
233203678   VA SHORT-TERM FIXED PORTFOLIO       9900              1,637,798  1,637,798    1,581       313    225,122       L
233203710   VA SMALL VALUE PORTFOLIO            9900              1,073,911  1,073,911   81,532                1,920       L
927914101   VISION CORP                         3600                 41,113     41,113    5,063                            LZ
384802104   W.W. GRAINGER INC COMMON            3600                 27,999     27,999      776                  100       L
929394104   WABAN INC.                          5100                187,272    187,272             43,039                  L
949702104   WELLMAN INC                         2800                 33,334     33,334              4,369        112       L
957674104   WESTERN ATLAS INC                   1300                284,593    284,593    9,211       807                  L



         STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND
                           HEALTH INSURANCE COMPANY
                              SCHEDULE D - PART 4
       Showing all Long-Term Bonds and Stock Sold, Redeemed or Otherwise
             Disposed of by the Company During the Current Period

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            1               2
                                                         Disposal                                         Number
    CUSIP                  Description                     Date             Name of Purchaser           of Shares     Consideration
                                                                                                        of Stock
------------------------------------------------------------------------------------------------------------------------------------
981811102    WORTHINGTON IND                    9900     08/14/1996    CANTOR FITZGERALD AND COMPANY    9,600.000          192,663
989524103    ZILOG INC                          9900     09/26/1996    MONTGOMERY SECURITIES            3,800.000           76,176
             Canada

013716105    ALCAN ALUMINUM LTD                 1000     07/19/1996    SMITH BARNEY                     2,400.000           70,726
136375201    CANADIAN PACIFIC RAILWAY-P/P WI    4000     08/09/1996    SMITH BARNEY                     2,400.000           45,529
440907103    HORSHAM CORP                       1000     09/10/1996    OPPENHEIMER & CO                42,700.000          591,068
             Singapore

04516V100    ASIA PULP AND PAPER CO LTD-ADR     2600     08/19/1996    MORGAN STANLEY                  24,300.000          278,590

1999999      TOTAL INDUSTRIAL & MISC. (UNAFIL)                                                      1,777,297.517       23,565,684

2199998      SUBTOTAL COMMON STOCK--PART 4                                                          1,984,834.477       26,153,885

2199999      SUMMARY COMMON ACQ/DIS IN QTR.                                                           758,060.080       25,980,145

2299999      SUBTOTAL COMMON STOCKS                                                                 2,742,894.557       52,134,030

2399999      SUBTOTAL PREFERRED AND COMMON                                                          2,768,894.557       54,987,530

2499999      TOTAL BONDS AND STOCKS                                                                 2,768,894.557      534,035,242


-------------------------------------------------------------------------------------------------------------------------------
                   3                    4              5                6                7               8               9
                                                      Book          Profit on         Loss on      Interest and        NAIC
CUSIP          Par Value          Actual Cost       Value at         Disposal         Disposal       Dividends         Desig-
                                                     Date of                                         Received        nation(a)
                                                    Disposal
------------------------------------------------------------------------------------------------------------------------------
981811102                            195,575          195,575              113           3,025            655             L
989524103                             68,153           68,153            8,023                                            LZ


013716105                             79,044           79,044                            8,318            306             L
136375201                             45,444           45,444               85                                            L
440907103                            601,529          601,529            1,393          11,854          2,517             L


04516V100                            293,058          293,058                           14,468                            L

1999999                           24,422,147       24,422,417          570,030       1,426,649        306,531

2199998                           27,226,024       27,226,294          651,592       1,692,342        350,044

2199999                           25,265,636       25,265,636        1,326,827         612,318        261,336

2299999                           52,491,660       52,491,930        1,978,419       2,304,660        611,380

2399999                           55,321,760       55,322,030        2,001,819       2,304,660        767,120

2499999        477,898,360       536,966,123      534,775,438        3,899,098       4,781,994     14,599,047             XXX



                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY



                                                       SCHEDULE DA - PART 1

                                       Short - Term Investments Owned End of Current Period


----------------------------------------------------------------------------------------------------------------------------
                               1              2                 3                4                5              6

                                                                                              Amount of
                                                                                              Interest
                                                                                Cost          Received    Paid for Accrued
                           Book Value     Par Value      Statement Value     To Company        Current        Interest
                                                                                               Period
-----------------------------------------------------------------------------------------------------------------------------
5199999  Totals            118,363,166      X X X            118,363,166     118,303,523       1,390,231                 0
-----------------------------------------------------------------------------------------------------------------------------

                                                SCHEDULE DA - PART 2 - Verification

                                                  Short - Term Investments Owned


-----------------------------------------------------------------------------------------------------------------------------------
                                                                           1                2              3              4


                                                                                                                     Previous Year
                                                                      Current Year     Current Year   Current Year      Ending
                                                                      as of 3/31       as of 6/30     as of 9/30         12/31
-----------------------------------------------------------------------------------------------------------------------------------
1.  Book value of short-term investments, end of previous period       207,572,516     152,338,202     132,219,613    117,252,362

2.  Cost of short-term investments acquired                          2,424,009,272     466,709,676     825,970,863  1,035,143,076

3.  Increase by adjustment in book value                                 1,516,338         126,449         579,976        927,678

4.  Profit on disposal of short-term investments                            18,678         (17,257)              0         36,923

-----------------------------------------------------------------------------------------------------------------------------------

5.  Subtotals (Sum of Lines 2 through 4)                             2,425,544,288     466,818,868     826,550,839  1,036,107,677

-----------------------------------------------------------------------------------------------------------------------------------

6.  Consideration received on disposal of short-term investments     2,480,599,908     486,912,760     840,407,286    944,896,158

7.  Decrease by adjustment in book value                                   178,694          24,697               0        888,353

8.  Loss on disposal of short-term investments                                   0               0               0          3,012

-----------------------------------------------------------------------------------------------------------------------------------

9.  Subtotals (Sum of Lines 6 through 8)                             2,480,778,602     486,937,457     840,407,286    945,787,523

-----------------------------------------------------------------------------------------------------------------------------------

10. Book value of short-term investments, end of period                152,338,202     132,219,613     118,363,166    207,572,516

11. Income collected current period                                              0       7,402,633       1,990,823      5,673,070

-----------------------------------------------------------------------------------------------------------------------------------

 STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE
                                    COMPANY

                      SCHEDULE DB -- PART A -- SECTION 1
    Showing All Options, Caps and Floors Owned Quarter Ending September 30

----------------------------------------------------------------------------------------------------------------------------------
     1               2                   3                   4                5               6             7      8          9
                  Number of      Date of Maturity,      Strike Price,      Date of        Exchange or     Cost    Book    Statement
Description     Contracts or        Expiry, or          Rate or Index    Acquisition     Counterparty             Value     Value
                  Notional          Settlement
                   Amount
----------------------------------------------------------------------------------------------------------------------------------


   NONE

-----------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                                                                            0        0           0
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
     1              10                11               12              13
                  Market         Year to Date        Used to
Description        Value           Increase/          Adjust           Other
                                  (Decrease)         Basis of        Investment
                                 by Adjustment        Hedged           Income
                                 in Book Value         Item
----------------------------------------------------------------------------------------------------------------------------------


   NONE

-----------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS         0                     0              0                 0
----------------------------------------------------------------------------------------------------------------------------------

Has a comprehensive description of the hedge program been made available to the domiciliary state?: Yes[_] No[_] If not, attach a description with this statement.





                      SCHEDULE DB -- PART B -- SECTION 1
   Showing All Options, Caps and Floors Written and In-Force Quarter Ending
                                 September 30

----------------------------------------------------------------------------------------------------------------------------------
     1             2                   3                   4                5            6              7          8          9
                Number of      Date of Maturity,      Strike Price,      Date of     Exchange or  Consideration   Book    Statement
Description   Contracts or        Expiry, or          Rate or Index      Issuance   Counterparty     Received     Value     Value
                Notional          Settlement
                 Amount
----------------------------------------------------------------------------------------------------------------------------------


   NONE

-----------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                                                                            0        0           0
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
     1              10                11               12              13
                  Market         Year to Date        Used to
Description        Value           Increase/          Adjust           Other
                                  (Decrease)         Basis of        Investment
                                 by Adjustment        Hedged           Income
                                 in Book Value         Item
----------------------------------------------------------------------------------------------------------------------------------


   NONE

-----------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS         0                     0              0                 0
----------------------------------------------------------------------------------------------------------------------------------

Has a comprehensive description of the hedge program been made available to the domiciliary state?: Yes[_] No[_] If not, attach a description with this statement.

         STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND
                           HEALTH INSURANCE COMPANY

                       SCHEDULE DB - PART C - SECTION 1
Showing all Collar, Swap and Forward Agreements Open Quarter Ending September 30

------------------------------------------------------------------------------------------------------------------------------------
              1                                  2                    3                       4                         5
                                                                   Date of                                           Date of
                                                                  Maturity,              Strike Price,               Opening
                                              Notional            Expiry, or             Rate or Index               Position
          Description                          Amount             Settlement               Rec (Pay)               or Agreement
------------------------------------------------------------------------------------------------------------------------------------
RECEIVE FIXED RATE/(PAY FLOATING RATE):
ABN-AMRO                                      389,400,000         VARIOUS             FIXED/(6/12MLIBOR)            VARIOUS
AIG-FP                                         77,700,000         07/03/2000          6.412%/(12MLIBOR)             10/02/1995
BANKERS TRUST                                  32,600,000         04/02/1997          6.095%/(12MLIBOR)             10/02/1995
BARCLAYS                                       93,900,000         VARIOUS             FIXED/(6MLIBOR)               VARIOUS
BANK OF NOVA SCOTIA                             8,500,000         VARIOUS             FIXED/(3MLIBOR)               VARIOUS
CANADIAN                                        5,000,000         VARIOUS             FIXED/(3MLIBOR)               VARIOUS
CREDIT LYONAISS                               128,267,000         VARIOUS             FIXED/(6/12MLIBOR)            VARIOUS
CREDIT SUISSE                                  16,000,000         02/19/1997          5.32%/(6MLIBOR)               10/19/1992
DEUTSCHE BANK                                  71,300,000         VARIOUS             FIXED/(12MLIBOR)              VARIOUS
BANK OF MONTREAL                              172,500,000         VARIOUS             FIXED/(3/6/12MLIBOR)          VARIOUS
ROYAL BANK OF CANADA                          100,100,000         VARIOUS             FIXED/(6MLIBOR)               VARIOUS
SWAPCO                                         30,400,000         12/30/1999          8.085%/(6MLIBOR)              12/06/1994
SWISS BANK                                    149,400,000         VARIOUS             FIXED/(6/12MLIBOR)            VARIOUS
UNITED BANK OF SWITZERLAND                     53,400,000         09/29/1998          6.28%/(12MLIBOR)              09/29/1995

RECEIVE FLOATING RATE/(PAY FLOATING RATE):

ABN--AMRO                                      28,733,880         04/01/1999          3MLIBOR/(3MPRIME)             04/01/1995
CREDIT SUISSE                                   2,800,000         11/01/1997          5YRCMT/(3MLIBOR)              11/01/1994
MERRILL LYNCH                                  15,211,267         03/01/1999          1MLIBOR/(1MPRIME)             03/01/1995
SWAPCO                                         15,000,000         10/07/1997          2YRCMS/(3MLIBOR)              10/07/1994

RECEIVE FLOATING RATE/(PAY FIXED RATE RATE):

SWISS BANK                                    250,000,000         05/09/2015          FORWARD START                 05/24/1995
ROYAL BANK OF CANADA                           10,000,000         06/26/2006          3MLIBOR/(7.291%)              06/24/1996
------------------------------------------------------------------------------------------------------------------------------------
0299999 SUBTOTAL - SWAPS
------------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                    6                  7                 8               9               10
                                                                    Cost or
                                               Exchange or      (Consideration          Book          Statement         Market
          Description                         Counterparty          Received)           Value           Value           Value
------------------------------------------------------------------------------------------------------------------------------------
RECEIVE FIXED RATE/(PAY FLOATING RATE):
ABN-AMRO                                      ABN-AMRO                 0                  0              0           10,716,598
AIG-FP                                        AIG-FP                   0                  0              0             (557,070)
BANKERS TRUST                                 BANKERS TRUST            0                  0              0               43,927
BARCLAYS                                      BARCLAYS                 0                  0              0            1,527,688
BANK OF NOVA SCOTIA                           BANK OF NOVA SCOTIA      0                  0              0               56,069
CANADIAN                                      CANANDIAN                0                  0              0               36,055
CREDIT LYONAISS                               CREDIT LYONAISS          0                  0              0           (1,263,423)
CREDIT SUISSE                                 CREDIT SUISSE            0                  0              0              (16,148)
DEUTSCHE BANK                                 DEUTSCHE BANK            0                  0              0               81,018
BANK OF MONTREAL                              BANK OF MONTREAL         0                  0              0            2,091,909
ROYAL BANK OF CANADA                          ROYAL CANADA             0                  0              0            2,208,143
SWAPCO                                        SWAPCO                   0                  0              0            1,276,587
SWISS BANK                                    SWISS BANK               0                  0              0             (781,491)
UNITED BANK OF SWITZERLAND                    UBS                      0                  0              0              (19,298)

RECEIVE FLOATING RATE/(PAY FLOATING RATE):

ABN--AMRO                                     ABN--AMRO                0                  0              0             (120,762)
CREDIT SUISSE                                 CREDIT SUISSE            0                  0              0               (2,639)
MERRILL LYNCH                                 MERRILL LYNCH            0                  0              0              (57,422)
SWAPCO                                        SWAPCO                   0                  0              0              (11,322)

RECEIVE FLOATING RATE/(PAY FIXED RATE RATE):

SWISS BANK                                   SWISS BANK                0           (319,200)      (319,200)             200,013
ROYAL BANK OF CANADA                         ROYAL CANADA              0                  0              0             (252,782)
------------------------------------------------------------------------------------------------------------------------------------
0299999 SUBTOTAL - SWAPS                                               0           (319,200)      (319,200)          15,155,650
------------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                                         0           (319,200)      (319,200)          15,155,650
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  11                      12                  13                 14
                                              Year to Date              Used to
                                               Increase/                 Adjust
                                               (Decrease)               Basis of              Other
                                              by Adjustment              Hedged             Investment         Potential
          Description                         in Book Value              Item                 Income           Exposure

------------------------------------------------------------------------------------------------------------------------------------
RECEIVE FIXED RATE/(PAY FLOATING RATE):
ABN-AMRO                                             0                     0                 5,107,326          3,952,410
AIG-FP                                               0                     0                   178,805            753,690
BANKERS TRUST                                        0                     0                    51,432            115,730
BARCLAYS                                             0                     0                 1,037,870            990,645
BANK OF NOVA SCOTIA                                  0                     0                   120,936             28,050
CANADIAN                                             0                     0                  (111,489)            19,250
CREDIT LYONAISS                                      0                     0                   222,859          1,237,777
CREDIT SUISSE                                        0                     0                   (67,152)            49,600
DEUTSCHE BANK                                        0                     0                   271,966            499,100
BANK OF MONTREAL                                     0                     0                 1,392,856          1,690,500
ROYAL BANK OF CANADA                                 0                     0                 1,745,509            905,905
SWAPCO                                               0                     0                   520,196            273,600
SWISS BANK                                           0                     0                   540,978          1,546,290
UNITED BANK OF SWITZERLAND                           0                     0                    95,451            376,470

RECEIVE FLOATING RATE/(PAY FLOATING RATE):

ABN-AMRO                                             0                     0                   (76,183)           226,998
CREDIT SUISSE                                        0                     0                    (6,991)            14,560
MERRILL LYNCH                                        0                     0                   (36,549)           117,887
SWAPCO                                               0                     0                   (32,761)            75,750

RECEIVE FLOATING RATE/(PAY FIXED RATE RATE):

SWISS BANK                                    (319,200)                    0                         0          5,387,500
ROYAL BANK OF CANADA                                 0                     0                   (44,118)           156,000
------------------------------------------------------------------------------------------------------------------------------------
0299999 SUBTOTAL - SWAPS                      (319,200)                    0                10,910,943         18,417,712
------------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                (319,200)                    0                10,910,943         18,417,712
------------------------------------------------------------------------------------------------------------------------------------
Has a comprehensive description of the hedge program been made available to the domiciliary state?:
Yes [X]   No [_] If not, attach a description with this statement.


                       SCHEDULE DB - PART D - SECTION 1
        Showing all Futures Contracts Open Quarter Ending September 30

------------------------------------------------------------------------------------------------------------------------------------
               1                                 2                  3                               4
                                                                                   -----------------------------------------
                                              Number of           Date of             a              b                 c
           Description                        Contracts           Maturity         Original        Current         Variation
                                                                                    Value           Value           Margin
------------------------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUTURES:
SP5/FUT/CME - 500 UNITS EACH                    116               DEC96            38,276,550      40,101,200      1,824,650
T-BILL ON DEPOSIT FOR MARGIN
------------------------------------------------------------------------------------------------------------------------------------
0199999 SUBTOTAL - LONG FUTURES POSITIONS                                          38,276,550      40,101,200      1,824,650
------------------------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUTURES:
SP5/FUT/CME - 500 UNITS EACH                     73               DEC96            25,203,025      25,236,100         33,075
T-BILL ON DEPOSIT FOR MARGIN
------------------------------------------------------------------------------------------------------------------------------------
0299999 SUBTOTAL - SHORT FUTURES POSITIONS                                         25,203,025      25,236,100         33,075
------------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                                                     63,479,575      65,337,300      1,857,725
------------------------------------------------------------------------------------------------------------------------------------
                                                5                      6               7                                 8
                                                                                                        Variation Margin Information
                                                                                                        ----------------------------
                                                                                                          a                 b
                                              Date of                                                                 Used to Adjust
                                              Opening             Exchange or         Cash                              Basis of
          Description                         Position            Counterparty       Deposit         Recognized        Hedged Item
------------------------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUTURES:
SP5/FUT/CME - 500 UNITS EACH                  VARIOUS               CME                              1,824,650                  0
T-BILL ON DEPOSIT FOR MARGIN                                        GOLDMAN          1,700,000
------------------------------------------------------------------------------------------------------------------------------------
0199999 SUBTOTAL - LONG FUTURES POSITIONS     X X X                 X X X            1,700,000       1,824,650                  0
------------------------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUTURES:
SP5/FUT/CME - 500 UNITS EACH                  VARIOUS               CME                                 33,075                  0
T-BILL ON DEPOSIT FOR MARGIN                                        GOLDMAN          1,300,000
------------------------------------------------------------------------------------------------------------------------------------
0299999 SUBTOTAL - SHORT FUTURES POSITIONS    X X X                 X X X            1,300,000          33,075                  0
------------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                X X X                 X X X            3,000,000       1,857,725                  0
------------------------------------------------------------------------------------------------------------------------------------
                                                                       9
                                             ---------
                                                 c

                                                                    Potential
          Description                         Deferred              Exposure
------------------------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUTURES:
SP5/FUT/CME - 500 UNITS EACH                      0                 1,160,000
T-BILL ON DEPOSIT FOR MARGIN
------------------------------------------------------------------------------------------------------------------------------------
0199999 SUBTOTAL - LONG FUTURES POSITIONS         0                 1,160,000
------------------------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUTURES:
SP5/FUT/CME - 500 UNITS EACH                      0                   730,000
T-BILL ON DEPOSIT FOR MARGIN
------------------------------------------------------------------------------------------------------------------------------------
0299999 SUBTOTAL - SHORT FUTURES POSITIONS        0                   730,000
------------------------------------------------------------------------------------------------------------------------------------
9999999 TOTALS                                    0                 1,890,000
------------------------------------------------------------------------------------------------------------------------------------
Has a comprehensive description of the hedge program been made available to the domiciliary state?:
Yes [X]  No [_] If not, attach a description with this statement.

             STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN
                       LIFE AND HEALTH INSURANCE COMPANY


                               SCHEDULE E - CASH

                         Month End Depository Balances

------------------------------------------------------------------------------------------------------------------------------------
                        1                                                            2                  3                 4




                   Depository
                                                                                              Amount of Interest  Amount of Interest
                                                                                   Rate of     Received During      Accrued During
                                                                                  Interest     Current Quarter     Current Quarter

------------------------------------------------------------------------------------------------------------------------------------
OPEN DEPOSITORIES..............................................................

     FIRST NATIONAL BANK OF CHICAGO - CHICAGO, ILLINOIS........................
     MICHIGAN NATIONAL BANK - LANSING, MICHIGAN................................
     NATIONAL CITIBANK - LOUISVILLE - KENTUCKY.................................
     CITIBANK - NEW YORK, NEW YORK.............................................
     CHASE MANHATTAN BANK - NEW YORK, NEW YORK................................
     BANK OF NEW YORK - NEW YORK, NEW YORK.....................................
     SANWA BANK - PASADENA, CALIFORNIA.........................................
     CORESTATES BANK - PHILADELPHIA, PENNSYLVANIA..............................
     PNC BANK - PHILADELPHIA, PENNSYLVANIA.....................................
     BANK OF AMERICA - SANTA ANNA - CALIFORNIA.................................
     SEAFIRST BANK - SEATTLE, WASHINGTON.......................................
     MBNA BANK - WILMINGTON, DELAWARE..........................................
     BANCOPOPULAR - PUERTO RICO.................................................
     CITIZENS FID BANK & TRUST - LOUISVILLE, KENTUCKY..........................
     BANKERS TRUST - NEW YORK, NEW YORK........................................
     LIBERTY NATIONAL BANK - LOUISVILLE, KENTUCKY..............................
     SUN TRUST - ATLANTA, GEORGIA..............................................
     HARRIS TRUST - CHICAGO, ILLINOIS............................................

------------------------------------------------------------------------------------------------------------------------------------
0199998 Deposits in....depositories which do not exceed the
        allowable limit in any one depository (see Instructions)
        - Open depositories....................................................     XXX                      0                     0

------------------------------------------------------------------------------------------------------------------------------------

0199999 OPEN DEPOSITORIES......................................................     XXX                      0                     0
------------------------------------------------------------------------------------------------------------------------------------
SUSPENDED DEPOSITORIES
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
------------------------------------------------------------------------------------------------------------------------------------

0299998 Deposits in ......depositories which do not exceed the allowable limit in any one depository (see Instructions)
        -Suspended Depositories...............................................      XXX                      0                     0
------------------------------------------------------------------------------------------------------------------------------------
0299999 SUSPENDED DEPOSITORIES...............................................      XXX                      0                     0
------------------------------------------------------------------------------------------------------------------------------------
0399999 TOTALS................................................................                               0                     0
------------------------------------------------------------------------------------------------------------------------------------
























                  STATEMENT AS OF SEPTEMBER 30, 1996 OF THE
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY


                               SCHEDULE E - CASH

                         Month End Depository Balances

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Book Balance at End of Each

                                                                                             Month During Current Quarter

                                                                                      ----------------------------------------------
                                                                                           5               6               7

Depository


                                                                                       First Month   Second Month     Third Month

------------------------------------------------------------------------------------------------------------------------------------

OPEN DEPOSITORIES..............................................................

     FIRST NATIONAL BANK OF CHICAGO - CHICAGO, ILLINOIS........................             13,589         14,100          12,427
     MICHIGAN NATIONAL BANK - LANSING, MICHIGAN................................                 96             96              96
     NATIONAL CITIBANK - LOUISVILLE - KENTUCKY.................................          6,550,343      7,488,870       5,587,164
     CITIBANK - NEW YORK, NEW YORK.............................................            491,869        495,829         484,043
     CHASE MANHATTAN BANK - NEW YORK, NEW YORK................................             592,503        616,451         750,466
     BANK OF NEW YORK - NEW YORK, NEW YORK.....................................          5,003,715        201,991               0
     SANWA BANK - PASADENA, CALIFORNIA.........................................                 97             97              97
     CORESTATES BANK - PHILADELPHIA, PENNSYLVANIA..............................             38,814         36,376          36,073
     PNC BANK - PHILADELPHIA, PENNSYLVANIA.....................................        (33,634,911)   (26,863,622)    (24,893,198)
     BANK OF AMERICA - SANTA ANNA - CALIFORNIA.................................             21,524         53,802          83,047
     SEAFIRST BANK - SEATTLE, WASHINGTON.......................................             (2,428)           110           5,032
     MBNA BANK - WILMINGTON, DELAWARE..........................................            220,818        516,452         301,530
     BANCOPOPULAR - PUERTO RICO.................................................             5,010          5,010           5,010
     CITIZENS FID BANK & TRUST - LOUISVILLE, KENTUCKY..........................             80,525        127,525          69,008
     BANKERS TRUST - NEW YORK, NEW YORK........................................          1,721,741    (25,736,794)       (795,995)
     LIBERTY NATIONAL BANK - LOUISVILLE, KENTUCKY..............................              2,466          2,466           2,466
     SUN TRUST - ATLANTA, GEORGIA..............................................            447,924        220,023       1,557,542
     HARRIS TRUST - CHICAGO, ILLINOIS............................................                0      2,000,000               0
     ..........................................................................
------------------------------------------------------------------------------------------------------------------------------------

0199998 Deposits in....depositories which do not exceed the
        allowable limit in any one depository (see Instructions)
        - Open depositories....................................................                  0               0              0
------------------------------------------------------------------------------------------------------------------------------------

0199999 OPEN DEPOSITORIES                                                              (18,446,305)     (40,821,218)  (16,795,192)
------------------------------------------------------------------------------------------------------------------------------------

SUSPENDED DEPOSITORIES
------------------------------------------------------------------------------------------------------------------------------------
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
------------------------------------------------------------------------------------------------------------------------------------
0299998 Deposits in ......depositories which do not exceed the allowable limit in any one depository (see Instructions)
        -Suspended Depositories................................................                   0               0             0
------------------------------------------------------------------------------------------------------------------------------------
0299999 SUSPENDED DEPOSITORIES                                                                    0               0             0
------------------------------------------------------------------------------------------------------------------------------------
0399999 TOTALS                                                                          (18,446,305)    (40,821,218)  (16,795,192)
------------------------------------------------------------------------------------------------------------------------------------

              STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN
                       LIFE AND HEALTH INSURANCE COMPANY

               SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS
             During Current Year to Date by State and Territories

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Direct Business Only
           1                      2         ----------------------------------------------------------------------------------------
                               Is Insurer            3                 4                           5                      6
        States, Etc.            Licensed?                                               Accident and Health Insurance    Deposit-
                              (Yes or No)    Life Insurance    Annuity Considerations    Premiums, Including Policy       type
                                                Premiums                                 Membership and Other Fees        Funds
----------------------------------------------------------------------------------------------------------------------------------
 1.   Alabama               AL    Yes           1,288,124                    150,945                 1,070,974         2,820,337
 2.   Alaska                AK    Yes              38,693                        165                    50,575         1,227,586
 3    Arizona               AZ    Yes             762,391                    290,495                   673,408        10,733,810
 4.   Arkansas              AR    Yes             419,158                        126                   323,954         1,689,445
 5.   California            CA    Yes          12,990,931                  1,045,241                 8,742,247        62,417,553
 6    Colorado              CO    Yes             974,518                    859,128                   614,826        12,200,273
 7.   Connecticut           CT    Yes           1,581,445                    726,450                   533,087         9,449,389
 8.   Delaware              DE    Yes             337,655                     68,286                   170,501           486,466
 9.   Dist Columbia         DC    Yes             103,071                    194,192                   166,174         2,914,747
10.   Florida               FL    Yes           5,971,170                  1,461,360                 8,019,538        40,945,263
11.   Georgia               GA    Yes           3,613,791                    672,681                 2,417,831         6,027,963
12.   Hawaii                HI    Yes              63,544                                               75,277         2,178,242
13.   Idaho                 ID    Yes             151,688                                               73,474           503,923
14.   Illinois              IL    Yes           3,917,343                    810,133                 2,753,129        20,873,120
15.   Indiana               ID    Yes           2,598,798                    755,877                 1,709,262         7,730,690
16.   Iowa                  IA    Yes             795,951                    140,518                   435,309         2,683,732
17.   Kansas                KS    Yes             599,398                    161,093                   180,753         7,133,541
18.   Kentucky              KY    Yes           1,530,082                    109,268                 1,102,958         5,471,938
19.   Louisiana             LA    Yes           1,533,574                    585,732                 1,755,773         8,340,754
20.   Maine                 ME    Yes             394,483                     59,008                   129,834         1,070,482
21.   Maryland              MD    Yes             334,380                  2,509,984                   344,292        11,314,100
22.   Massachusetts         MA    Yes           2,562,081                  1,086,650                   936,235        11,584,399
23.   Michigan              MI    Yes           2,130,179                    391,423                   972,815        13,629,362
24.   Minnesota             MN    Yes             524,675                    665,902                   268,090         7,517,954
25.   Mississippi           MS    Yes             877,135                     65,335                   882,230         1,792,461
26.   Missouri              MO    Yes           2,380,243                  1,894,981                 1,705,894        11,651,480
27.   Montana               MT    Yes             205,686                    235,291                   143,458         1,266,714
28.   Nebraska              NE    Yes             361,996                     86,457                   323,393         1,430,590
29.   Nevada                NV    Yes             494,478                        303                   457,214         1,793,097
30.   New Hampshire         NH    Yes             663,320                    148,794                   107,309         2,545,674
31.   New Jersey            NJ    Yes           5,639,235                  1,084,850                 6,285,017        13,401,932
32.   New Mexico            NM    Yes             434,704                      1,571                   220,930         1,405,706
33.   New York              NY    Yes(b)          190,058                    221,011                   296,023           324,736
34.   North Carolina        NC    Yes           2,710,841                    216,323                 2,990,075        10,144,833
35.   North Dakota          ND    Yes              64,167                        450                    68,052           316,050
36.   Ohio                  OH    Yes           3,482,438                    192,178                 4,393,815        19,209,657
37.   Oklahoma              OK    Yes             922,939                    459,328                   746,968         2,035,417
38.   Oregon                OR    Yes             197,441                     50,524                   168,476         5,298,388
39.   Pennsylvania          PA    Yes           6,744,598                  2,365,811                 3,775,535        23,086,368
40.   Rhode Island          RI    Yes             378,828                    153,528                   111,153           981,284
41.   South Carolina        SC    Yes             826,224                    157,112                   754,943         2,777,147
42.   South Dakota          SD    Yes             104,101                    220,174                    70,253           538,060
43.   Tennessee             TN    Yes           2,422,118                    157,875                 1,865,501         7,737,105
44.   Texas                 TX    Yes           3,546,731                 15,330,350                 4,504,200        33,208,609
45.   Utah                  UT    Yes             222,687                        572                   151,026         1,574,718
46.   Vermont               VT    Yes             108,310                         90                    37,398           553,584
47.   Virginia              VA    Yes           2,956,448                    677,715                 2,765,024        15,144,336
48.   Washington            WA    Yes             740,687                    255,995                   736,289         8,780,458
49.   West Virginia         WV    Yes             627,625                    128,679                   659,583           492,955
50.   Wisconsin             WI    Yes             383,442                    380,032                   249,927         7,815,652
51.   Wyoming               WY    Yes              62,264                     62,316                    33,486         1,748,834
52.   American Samoa        AS    No
53.   Guam                  GU    No
54.   Puerto Rico           PR    Yes              15,317                        216                    26,618
55.   US Virgin Islands     VI    No                3,161
56.   Canada                CN    No                6,645                                                4,888
57.   Aggregate Other Alien OT     x x x            4,271                          0                     7,625                0
                                   -----------------------------------------------------------------------------------------------
58.   Subtotal                     x x x       82,995,262                 37,292,515                68,062,618      428,000,914
90.   Company contributions for
      employee benefit plans       x x x
91.   Dividends applied to purchase
      paid-up additions and
      annuities                    x x x
92.   Dividends applied to shorten
      endowment or premium paying
      period                       x x x
93.   Premium or annuity
      considerations waived under
      disability or other contract
      provisions                   x x x          173,153                                                4,373
93A.  Aggregate of other amount
      not allocable by State       X X X                0                          0                         0                 0
                                   -------------------------------------------------------------------------------------------------
94.   Totals (Direct Business)     x x x       83,168,415                 37,292,515                68,066,991       428,000,914
95.   Plus Reinsurance Assumed     x x x       53,076,208                 64,513,410                48,285,147       102,435,815
                                   -------------------------------------------------------------------------------------------------
96.   Totals (All Business)        x x x      136,244,623                101,805,925               116,352,138       530,436,729
97.   Less Reinsurance Ceded       x x x          419,384                                            1,075,615
                                   -------------------------------------------------------------------------------------------------
98.   Totals (All Business) less
      Reinsurance Ceded            (a)  52     135,825,239                101,805,925               115,276,523       530,436,729
------------------------------------------------------------------------------------------------------------------------------------
DETAIL OF WRITE-IN
5701. Europe                       x x x            1,121                                                3,493
5702. Mexico                       x x x              146                                                  442
5703. Near East                    x x x              318                                                  128
5798. Summary of remaining
      write-ins for Line
      57 from overflow page        x x x            2,685                          0                     3,562                 0
5799. Total (Lines 5701 thru
      5703 plus 5798 (Line
      57 above)                    x x x            4,271                          0                     7,625                 0
------------------------------------------------------------------------------------------------------------------------------------
93A01.                             x x x
93A02.                             x x x
93A03.                             x x x
93A98. Summary of remaining
       write-ins for Line 93A
       from overflow page          x x x                0                          0                         0                 0
93A99. Total (Lines 93A01 thru
       93A03 plus 93A98) (Line
       93A above)                  x x x                0                          0                         0                 0
------------------------------------------------------------------------------------------------------------------------------------
(a) Insert the number of yes responses except for Canada and Other Alien.
(b) Authorized reinsurer only.


STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE
                                    COMPANY

                        SCHEDULE S - CEDED REINSURANCE

      Showing all new reinsurers since the most recent annual statement.


------------------------------------------------------------------------------------------------------------------------------------
      1                 2                               3                                  4                             5
     NAIC           Federal                                                                                        Is insurer
   Company            ID                        Name of Reinsurer                       Location                  authorized ?
    Code            Number                                                                                         (Yes or No)
------------------------------------------------------------------------------------------------------------------------------------
                                        AFFILIATES
















------------------------------------------------------------------------------------------------------------------------------------
                                     US INSURERS
 66168             41-0417830        Minnesota Mutual Life Insurance Company       St. Paul, Minnesota               Yes














------------------------------------------------------------------------------------------------------------------------------------
                                     POOLS AND ASSOCIATIONS















------------------------------------------------------------------------------------------------------------------------------------
                                     ALL OTHER INSURERS















------------------------------------------------------------------------------------------------------------------------------------

                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A HOLDING COMPANY GROUP

 All insurer members of a Holding Company Group that has acquired and/or disposed of any domestic insurer(s) since filing the last annual or quarterly statement shall prepare a common schedule for inclusion in each of the individual quarterly statements
                                                   PART 1 - ORGANIZATIONAL CHART
------------------------------------------------------------------------------------------------------------------------------------

             NAME                           EMPLOYEE ID. NUMBER NAIC CO. CODE DOMICILE  OWNERSHIP
------------------------------              ------------------- ------------- --------  ---------
Providian Corporation                           51-0108922                    DE        100% Publicly Owned
  Providian Agency Group, Inc.                  56-1680040                    KY        100% Providian Corporation
  Benefit Plans, Inc.                           61-1201322                    DE        100% Providian Corporation
    DurCo Agency, Inc.                          56-1358257                    VA        100% Benefit Plans, Inc.
  Providian Assignment Corporation              61-1068209                    KY        100% Providian Corporation
  Capital General Development Corporation       61-1014834                    DE        100% Providian Corporation
    *Commonwealth Life Insurance Company        61-0162820          62227     KY        100% Capital General Development Corporation
      Agency Holding I, Inc.                    51-0324879                    DE        100% Commonwealth Life Insurance Company
        Agency Investments I, Inc.              51-0324880                    DE        100% Agency Holding I, Inc.
      Commonwealth Agency, Inc.                 61-1163956                    KY        100% Commonwealth Life Insurance Company
    *Peoples Security Life Insurance Company    56-0267250          64475     NC        100% Capital General Development Corporation
      Ammest Realty Corporation                 74-2135472                    TX        100% Peoples Security Life Insurance Company
      Agency Holding II, Inc.                   51-0324881                    DE        100% Peoples Security Life Insurance Company
        Agency Investments II, Inc.             51-0324882                    DE        100% Agency Holding II, Inc.
      Agency Holding III, Inc.                  51-0324883                    DE        100% Peoples Security Life Insurance Company
        Agency Investments III, Inc.            51-0324884                    DE        100% Agency Holding III, Inc.
      Ramada Inn Coliseum Operating Company     64-0876853                    MS        100% Peoples Security Life Insurance Company
  Capital 200 Block Corporation                 61-1164056                    DE        100% Providian Corporation
  Providian Financial Services, Inc.            61-1226943                    PA        100% Providian Corporation
    Providian Securities Corporation            23-2421076                    PA        100% Providian Financial Services, Inc.
  Capital Broadway Corporation                  61-1018573                    KY        100% Providian Corporation
  Providian Investment Advisors, Inc.           61-1160818                    DE        100% Providian Corporation
  Providian Capital Management, Inc.            61-1085329                    DE        100% Providian Corporation
    Providian Capital Management Real
     Estate Services, Inc.                      61-1098396                    DE        100% Providian Capital Management
                                                                                             Corporation
  Capital Real Estate Development
   Corporation                                  61-1014814                    DE        100% Providian Corporation
  *Capital Security Life Insurance Company      58-1640298         79880      NC        100% Providian Corporation
    Independence Automobile Club, Inc.          58-1362162                    GA        100% Capital Security Life Insurance Company
    Independence Automobile Association, Inc.   59-0878564                    FL        100% Capital Security Life Insurance Company
  Southlife, Inc.                               61-1166357                    TN        100% Providian Corporation
  Providian Bancorp, Inc.                       94-2933952                    DE        100% Providian Corporation
    First Deposit Service Corporation           94-2986675                    CA        100% Providian Bancorp, Inc.
   *First Deposit Life Insurance Company        71-0336339         83852      AR        100% Providian Bancorp, Inc.
    First Deposit National Bank                 02-0118519                    USA       100% Providian Bancorp, Inc.
      Winnisquam Community Development
       Corporation                              02-0450417                    NH         96% First Deposit National Bank
    Providian Credit Corporation                94-3208908                    DE        100% Providian Bancorp, Inc.
    Providian National Bancorp                  94-3055127                    CA        100% Providian Bancorp, Inc.
      Commonwealth Premium Finance              94-2991887                    CA        100% Providian National Bancorp
    Providian Credit Services, Inc.             87-0446991                    UT        100% Providian Bancorp, Inc.
    Providian National Bank                     02-0443459                    USA       100% Providian Bancorp, Inc.
  Providian Insurance Agency, Inc.              23-1720755                    PA        100% Providian Corporation
    National Home Life Corporation              23-1857095                    PA        100% Providian Insurance Agency, Inc.
    Compass Rose Development Corporation        23-1886091                    PA        100% Providian Insurance Agency, Inc.
    Association Consultants, Inc.               36-3340427                    IL        100% Providian Insurance Agency, Inc.
    Valley Forge Associates, Inc.               23-1608635                    PA        100% Providian Insurance Agency, Inc.
    Veterans Benefits Plans, Inc.               23-1895584                    PA        100% Providian Insurance Agency, Inc.
    Veterans Insurance Services, Inc.           51-0247259                    DE        100% Providian Insurance Agency, Inc.
    Financial Planning Services, Inc.           23-2130174                    DC        100% Providian Insurance Agency, Inc.
*Providian Auto and Home Insurance Company      39-1341441         26050      MO        100% Providian Corporation
------------------------------------------------------------------------------------------------------------------------------------

                       STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A HOLDING COMPANY GROUP

 All insurer members of a Holding Company Group that has acquired and/or disposed of any domestic insurer(s) since filing the last annual or quarterly statement shall prepare a common schedule for inclusion in each of the individual quarterly statements
                                                   PART 1 - ORGANIZATIONAL CHART
------------------------------------------------------------------------------------------------------------------------------------

             NAME                           EMPLOYEE ID. NUMBER NAIC CO. CODE DOMICILE  OWNERSHIP
------------------------------              ------------------- ------------- --------  ---------
      Academy Insurance Group, Inc.             58-1949029                    DE        100% Providian Auto And Home Insurance
                                                                                             Company
        *Academy Life Insurance Company         84-0528301          60046     MO        100% Academy Insurance Group, Inc.
        Academy Services, Inc.                  74-1502783                    DE        100% Academy Insurance Group, Inc.
        Ammest Development Corporation, Inc.    48-0767488                    KS        100% Academy Insurance Group, Inc.
        Ammest Insurance Agency, Inc.           75-1467693                    CA        100% Academy Insurance Group, Inc.
        Ammest Massachusetts Insurance
         Agency, Inc.                           06-1171577                    MA        100% Academy Insurance Group, Inc.
        Ammest Realty, Inc.                     23-2221268                    PA        100% Academy Insurance Group, Inc.
        Ampac, Inc.                             23-2113311                    TX        100% Academy Insurance Group, Inc.
        Ampac Insurance Agency, Inc.            23-2364438                    PA        100% Academy Insurance Group, Inc.
        Data/Mark Services, Inc.                23-2488188                    DE        100% Academy Insurance Group, Inc.
        Force Financial Group, Inc.             04-3017062                    DE        100% Academy Insurance Group, Inc.
          Force Financial Services, Inc.        04-3017057                    MA        100% Force Financial Group, Inc.
        Military Associates, Inc.               23-2109900                    PA        100% Academy Insurance Group, Inc.
        NCOAA Management Company                74-2281206                    TX        100% Academy Insurance Group, Inc.
        NCOA Motor Club, Inc.                   74-1708561                    GA        100% Academy Insurance Group, Inc.
        *Pension Life Insurance Company
          of America                            22-1731007          67687     NJ        100% Academy Insurance Group, Inc.
        Unicom Administrative Services, Inc.    23-6537972                    PA        100% Academy Insurance Group, Inc.
          Unicom Administrative Services GmbH      NONE                       Germany   100% Unicom Administrative Services, Inc.
     *Providian Property and Casualty
       Insurance Company                        61-6027355          20133     KY        100% Providian Auto And Home Insurance
                                                                                             Company
       *Providian Fire Insurance Company        61-0983091          39896     KY        100% Providian Property And Casualty
                                                                                             Insurance Company
    Capital Liberty, L.P.                       61-0989122                    DE          5% Providian Corporation
                                                                                         76% Commonwealth Life Insurance Company
                                                                                         19% Peoples Security Life Insurance Company
    Providian Mauritius Investment LTD.            NONE                       Mauritius 100% Providian Corporation
    Providian LLC                               98-0140083                    British
                                                                              West
                                                                              Indies    100% Providian Corporation
    *Providian Life and Health Insurance
      Company                                   43-0378030          66605     MO          4% Providian Corporation
                                                                                         15% Peoples Security Life Insurance Company
                                                                                         20% Capital Liberty, L.P.
                                                                                         61% Commonwealth Life Insurance Company
      *Veterans Life Insurance Company          36-2545774          81027     IL        100% Providian Life And Health Insurance
                                                                                             Company
        *First Providian Life and Health
          Insurance Company                     23-1743523          78808     NY        100% Veterans Life Insurance Company
         Providian Services, Inc.               23-1705984                    PA        100% Veterans Life Insurance Company
    Wannalancit Corp.                           61-6233370                    MA        100% Providian Corporation
* Denotes Insurer
------------------------------------------------------------------------------------------------------------------------------------

                                     22.1

STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE
                                    COMPANY

                            GENERAL INTERROGATORIES

-----------------------------------------------------------------------------------------------------------------------------------
    (Responses to these interrogatories should be based on changes that have occured since prior year end)
 1. (a) Did the Company implement any significant accounting policy changes which would require disclosure
        in the Notes to the Financial Statements?                                                             Yes [_]  No [X]

    (b) If "yes," explain
                            -----------------------------------------------------------------------------

 2. (a) Did the Company experience any material transactions requiring the filing of Disclosure of Material
        Transactions with the State of Domicile, as required by the Model Act?                                Yes [_]  No [X]

    (b) If "yes," has the report been filed with the domicilary state?                                        Yes [_]  No [_]

 3. (a) In all cases where the Company has assumed accident and health risks from another company, provisions should be made in this statement on account of such reinsurances for a reserve equal to that which the original company would have been required to establish had it retained the risks.
        Has this been done?                                                                                   Yes [X] No [_]

    (b) If "no," explain
                            -----------------------------------------------------------------------------

 4. (a) Has there been any change in the company's own preferred or common stock?                             Yes [_]  No [X]

    (b) If "yes," explain
                            -----------------------------------------------------------------------------

 5. (a) State as of what date the latest financial examination of the company was made or is being made.      12/31/1994

    (b) State the as of date of the latest financial examination report that is available from either the state of domicile or the Company.  This date should be the date of the examined balance sheet and
        the date the report was completed or released.                                                        12/31/1994

    (c) State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the Company.  This is the release date of completion
        date of the examination report and not the date of the examination (balance sheet date).              03/15/1996

    (d) By what department or departments?     Missouri
                                                       --------------------------------------------------
 6. (a) Has any change been made during the year of this statement in the charter, by-laws, articles of
        incorporation, or deed of settlement of the company?                                                  Yes [_]  No [X]

    (b) If "yes," date of change:
                                                                                                              --------------
        If not previously filed, furnish herewith a certified copy of the instrument as amended.

 7. (a) Has there been any substantial changes in the organizational chart since year end?                    Yes [_]  No [X]

    (b) If "yes," attach an organization chart.

 8. (a) If the company is subject to a management agreement, including third - party administrator(s)
        managing general agent(s) attorney-in-fact, or similar agreement, have there been any
        significant changes regarding the terms of the agreement or principals involved?                      Yes [ ] No [X] NA [ ]

    (b) If "yes'" attach an explanation.

 9. (a) Were any of the stocks, bonds, or other assets of the Company loaned, placed under option agreement, or otherwise made available for us by another person? (Exclude securities under
        securities lending agreements.)                                                                       Yes[ ] No [X]

    (b) If "yes," give full and complete information relating thereto:
                                                                       ----------------------------------

        -------------------------------------------------------------------------------------------------

10.     Amount of real estate and mortgages held in other invested assets in Schedule BA:                     $24,242,681

11.     Amount of real estate and mortgages held in short-term investments:                                            $0

12. (a) Has the Company been a party to a merger or consolidation during the period covered by this
        statement?                                                                                            Yes [_]  No [X]

    (b) If yes, provide the name of company, NAIC Company Code, and state of domicile (use two letter state abbreviation) for any company that has ceased to exist as a result of the merger or consolidation.
                                -------------------------------------------------------
                                                                NAIC          State of
                                Name of Company             Company Code      Domicile
                                ------------------------------------------------------



                                ------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

              SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES


---------------------------------------------------------------------------------------------------------------------------------

              SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES
1.  The SVO Compliance Certification is a required filing for all companies.  Will the SVO Compliance
    Certification be filed with this statement?                                                                 Yes [X]  No [ ]

    If no, please explain:
                            --------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------

    If response is no, affix bar code here:


2.  a. Is your company a U.S. Branch of an alien insurer?                                                      Yes [_]  No [X]

    b. Will the Trusteed Surplus Statement be filed with this Department with this statement?                  Yes [_]  No [X]

    If first reponse is yes and second response is no, please explain:  ------------------------------

    --------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------

    If second response is no, affix bar code here:





















































---------------------------------------------------------------------------------------------------------------------------------

STATEMENT AS OF SEPTEMBER 30, 1996 OF THE PROVIDIAN LIFE AND HEALTH INSURANCE
                                    COMPANY

                          OVERFLOW PAGE FOR WRITE-INS


----------------------------------------------------------------------------------------------------------------------------------
LQ002  Additional Aggregate Lines for Page 02 Line 21.
*ASSETS
-----------------------------------------------------------------01--------------02-----------03-----------04-------------05------
2104.  Checks in course of Collection........................       22,627                    22,627               0             0
2105.  Accounts Receivable Insurance Companies...............   10,099,808                    57,198      10,042,610     4,625,824
2106.  Miscellaneous Assets.................................     5,125,296                 2,448,899       2,676,397     2,546,934
2107.  Prepaid Expenses......................................    4,906,978                 4,906,978               0             0
2108.  Accounts Receivable Investments.......................   20,843,652                                20,843,652    19,834,212
2019.  Interest Maintenance Reserve..........................                15,383,114   15,383,114               0             0
2110.  ......................................................                                                      0             0
2196.  ......................................................
                                                                ------------------------------------------------------------------
2197.  Summary of remaining write-ins for Line 21 for
       Page 02...............................................   40,998,361   15,383,114   22,818,816      33,562,659    27,006,970
----------------------------------------------------------------------------------------------------------------------------------
LQ004  Additional Aggregate Lines for Page 04 Line 25.
*SUMOP
--------------------------------------------------------------------------------------------01-------------- 02--------------03---
2504.  Miscellaneous expense...........................................................        9,720
2505.  ................................................................................                                          0
2506.  ................................................................................                                          0
2507.  ................................................................................                                          0
2508.  ................................................................................                                          0
2509.  ................................................................................                                          0
2510.  ................................................................................                                          0
2596.  ................................................................................
                                                                                        ------------------------------------------
2597.  Summary of remaining write-ins for Line 25 for Page 04..........................        9,720               0             0
----------------------------------------------------------------------------------------------------------------------------------
LQ006  Additional Aggregate Lines for Page 06 Line 12.
*RECON
--------------------------------------------------------------------------------------------------------01--------------02--------
1204.  Account payable investment...................................................................      10,274,962    81,238,478
1205.  Experience rating refund.....................................................................               0             0
1206.  Premium deposit fund.........................................................................          53,722             0
1207.  Miscellaneous income.........................................................................               0       334,893
1208.  Payable to parent, subsidiaries and affiliates...............................................       2,534,556       216,417
1209.  Drafts outstanding...........................................................................               0             0
1210.  Reinsurance recapture........................................................................               0    92,496,776
1211.  Reserve adjustment on assumed business.......................................................               0   724,482,014
1212.  Remittances and items not allocated..........................................................       5,399,342     3,182,523
1213.  .............................................................................................               0             0
1214.  .............................................................................................
1215.  .............................................................................................
1296.  .............................................................................................
                                                                                                      ----------------------------
1297.  Summary of remaining write-ins for Line 12 for Page 06.......................................      18,262,582   901,951,101
----------------------------------------------------------------------------------------------------------------------------------
LQ006  Additional Aggregate Lines for Page 06 Line 30.
*RECON
--------------------------------------------------------------------------------------------------------01--------------02--------
3004.  Account payable investments..................................................................                            0
3005.  Stock redemption.............................................................................               0     4,000,000
3006.  Accounts payable other.......................................................................           9,720     2,383,614
3007.  Amount withheld as agent.....................................................................       4,660,152       887,524
3008.  Change in experience refund..................................................................               0     1,653,738
3009.  Change in premium deposit fund...............................................................               0        24,230
3010.  Funds held in unauthorized reinsurers........................................................       1,115,335             0
3011.  .............................................................................................
3012.  .............................................................................................
3013.  .............................................................................................
3014.  .............................................................................................
3015.  .............................................................................................
3096.  .............................................................................................
                                                                                                      ----------------------------
3097.  Summary of remaining write-ins for Line 30 for Page 06.......................................       5,785,207     8,949,106
----------------------------------------------------------------------------------------------------------------------------------
LQ020  Additional Aggregate Lines for Page 20 Line 57.
*SCT
---------------------------------------------------------------------02----------03-----------04-----------05--------------06-----
5704.  South America.........................................       X X X           765                        1,951
5705.  Other.................................................       X X X         1,920                        1,611
5706.  ......................................................       X X X
5707.  ......................................................       X X X
5708.  ......................................................       X X X
5709.  ......................................................       X X X
5710.  ......................................................       X X X
5796.  ......................................................       X X X
                                                                ------------------------------------------------------------------
5797.  Summary of remaining write-ins for Line 57 for
       Page 20...............................................       X X X         2,685            0           3,562             0
-----------------------------------------------------------------------------------------------------------------------------------

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.
       (a)  Financial Statements.
       Part A.  None
       Part B. All financial statements required to be filed are included in Part B.
       Part C.  None
       (b)  Exhibits.

       (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Account./1/
       (2)  Not Applicable.
       (3)  Distribution Agreement.
            (a)  Form of Selling Agreement./5/
       (4)  (a)  Form of variable annuity contract (A Unit)./6/
            (b)  Form of variable annuity contract (B Unit)./6/
       (5)  (a)  Form of Application./7/
            (b)  403(b) Rider./5/
            (c)  Individual Retirement Annuity Rider./5/

       (6)  (a)  Articles of Incorporation of National Home./1/
            (b)  Amendment to Articles of Incorporation of National Home./1/
            (c) Amended and Restated Articles of Incorporation of National Home./1/

            (d) Amended and Restated Articles of Incorporation of Providian Life and Health Insurance Company.
       (7)  Not Applicable.
       (8)  (a)  Form of Participation Agreement for the Funds./6/
            (b) Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994./8/
            (c) Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994./8/
            (d) Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995./10/
            (e) Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995. /10/

            (f) Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995./10/
            (g) Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31, 1996./11/
       (9)  (a)  Opinion and Consent of Counsel./12/
            (b)  Consent of Counsel./12/

       (10) Consent of Independent Auditors./12/
-----------
/1/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.

/2/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/3/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/4/ Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.

/6/  Incorporated by reference from the Registration Statement of National
     Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.

/7/  Incorporated by reference from the Registration Statement of National
     Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/8/ Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.

/9/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, Filed September 19, 1995.

/10/ Incorporated by reference from Post-Effective Amendment No. 3 to the
     Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958.

/11/ Incorporated by reference from Post-Effective Amendment No. 4 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958.

/12/ Filed herewith.

       (13)   No Financial Statements are omitted from Item 23.
       (14)   Not Applicable.
       (15)   Not Applicable.
       (16)   Not Applicable.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


CEO                                                   Shailesh J. Mehta

President & Chief Operating Officer                   David J. Miller


Senior Vice President                                 Kevin P. McGlynn

Senior Vice President                                 Martin Renninger

Senior Vice President                                 Paul Yakulis

Senior Vice President                                 Edward A. Biemer

Senior Vice President, Treasurer & Senior
 Financial Officer                                    Dennis E. Brady

Vice President                                        Brian Alford


Vice President                                        Thomas P. Bowie

Vice President                                        Michele M. Coan

Vice President                                        Charles N. Coatsworth

Vice President and Associate General Counsel          Julie S. Congdon

Vice President                                        Karen H. Fleming

Vice President                                        Anita Gambos

Vice President                                        Gregory J. Garvin

Vice President                                        Carolyn M. Johnson

Vice President/Underwriting                           William J. Kline

Vice President                                        Jeffrey P. Lammers

Vice President                                        Michael F. Lane


Vice President & Secretary                            Susan E. Martin

Vice President                                        John A. Mazzuca

Vice President                                        Robin M. Morgan

Vice President                                        Thomas B. Nesspor


Vice President                                        G. Eric O'Brien

Vice President                                        Daniel H. Odum

Vice President                                        Harold W. Peterson, Jr.

Vice President and Actuary                            John C. Prestwood, Jr.

Vice President                                        Frank J. Rosa

Vice President & Associate General Counsel            Ellen S. Rosen

Vice President                                        Douglas A. Sarcia

Vice President                                        Nancy B. Schuckert

Vice President                                        Joseph D. Strenk

Vice President                                        William W. Strickland

Vice President                                        Oris Stuart, III

Vice President                                        William C. Tomilin

Vice President                                        Janice L. Weaver

Assistant Vice President                              Janice Boehmler

Assistant Vice President & Qualified Actuary          Michael A. Cioffi

Assistant Vice President                              Marie Helgeland

Assistant Vice President                              Patricia A. Lukacs

Assistant Vice President                              Harvey Waite

Assistant Vice President                              Geralyn Barbato

Assistant Vice President                              Mary Ellen Fahringer

Assistant Treasurer                                   Elaine J. Robinson

Assistant Controller                                  Paul J. Lukacs

Assistant Controller                                  Joseph C. Noone

Second Vice President                                 Garth A. Bernard

Second Vice President                                 George E. Claiborne, Jr.

Second Vice President                                 Cindy L. Chanley

Second Vice President                                 Michael K. Mingus

Second Vice President/Investments                     Terri L. Allen

Second Vice President/Investments                     Tom Bauer

Second Vice President/Investments                     C. Ray Brewer

Second Vice President/Investments                     Kirk W. Buese

Second Vice President/Investments                     Curt M. Burns

Second Vice President/Investments                     Joel L. Coleman

Second Vice President/Investments                     William S. Cook

Second Vice President/Investments                     Deborah A. Dias

Second Vice President/Investments                     Lee W. Eastland

Second Vice President/Investments                     Eric B. Goodman

Second Vice President/Investments                     James Grant

Second Vice President/Investments                     Theodore M. Haag

Second Vice President/Investments                     John R. Hillen

Second Vice President/Investments                     Frederick B. Howard


Second Vice President/Investments                     Claudia Jackson

Second Vice President/Investments                     William H. Jenkins

Second Vice President/Investments                     Frederick C. Kessell

Second Vice President/Investments                     Tim Kuussalo

Second Vice President/Investments                     Mark E. Lamb

Second Vice President/Investments                     Lisa M. Longino

Second Vice President/Investments                     Monika Machon

Second Vice President/Investments                     James D. MacKinnon

Second Vice President/Investments                     Jack McCabe

Second Vice President/Investments                     Jeffrey T. McGlaun

Second Vice President/Investments                     Paul D. Mier

Second Vice President/Investments                     James G. Nickerson

Second Vice President/Investments                     Wayne R. Nelis

Second Vice President/Investments                     Douglas H. Owen, Jr.

Second Vice President/Investments                     Debra K. Pellman

Second Vice President/Investments                     Robert Saunders

Second Vice President/Investments                     J. Alan Schork

Second Vice President/Investments                     Brad H. Seibel

Second Vice President/Investments                     Michael B. Simpson

Second Vice President/Investments                     Jon L. Skaggs

Second Vice President/Investments                     James A. Skufca

Second Vice President/Investments                     Robert A. Smedley

Second Vice President/Investments                     Bradley L. Stofferahn

Second Vice President/Investments                     Randall K. Waddell

Second Vice President/Investments                     Marcia Weiland

Second Vice President/Investments                     Tammy C. Wetterer

Second Vice President/Special Markets                 Kim A. Bivins

Second Vice President/Special Markets                 Gregory Lee Chapman

Second Vice President/Special Markets                 John B. Cobb, III

Second Vice President/Special Markets                 Gregory M. Curry

Second Vice President/Special Markets                 Julie Ford

Second Vice President/Special Markets                 Lauren M. S. Kaltman

Second Vice President/Special Markets                 Rosa Marie Mathison

Second Vice President/Special Markets                 Paul Farley Olschwanger

Second Vice President/Special Markets                 Lisa L. Patterson

Second Vice President/Special Markets                 Rhonda L. Pritchett

Second Vice President/Special Markets           Kris A. Robbins

Second Vice President/Special Markets           Prentice J. Siegel

Second Vice President/Special Markets           Harvey Willis

Second Vice President/Special Markets           Thomas E. Walsh

Second Vice President and Assistant
  Secretary                                     Edward P. Reiter

Assistant Secretary                             L. Jude Clark

Assistant Secretary                             Mary Ann Malinyak

Assistant Secretary                             Colleen S. Lyons

Assistant Secretary                             John F. Reesor

Assistant Secretary                             Kimberly A. Scouller

Assistant Secretary                             R. Michael Slaven

Assistant Secretary                             Carolyn Wetterer

Product Compliance Officer                      James T. Bradley

Advertising Compliance Officer                  Nancy E. Partington

DIRECTORS:
---------


Dennis E. Brady            Julie S. Congdon         Martin Renninger
David J. Miller            Susan E. Martin          Ellen S. Rosen
Thomas B. Nesspor          Kevin P. McGlynn         Paul Yakulis
                           John C. Prestwood, Jr.



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The Depositor, Providian Life and Health Insurance Company ("Providian Life and Health"), is directly and indirectly wholly owned by Providian Corporation. The Registrant is a segregated asset account of Providian Life and Health.

The following chart indicates the persons controlled by or under common control with Providian Life and Health:



                               Jurisdiction of
          Name                  Incorporation     Percent of Voting Securities Owned
Providian Corporation              Delaware        100% Publicly Owned

Providian Agency Group, Inc.       Kentucky        100% Providian Corporation

Peoples Security Life
  Insurance Company              North Carolina    100% Capital General Development Corp.

Agency Holding II, Inc.             Delaware       100% Peoples Security Life Insurance
                                                   Company

Agency Investments II, Inc.         Delaware       100% Agency Holding II, Inc.

Agency Holding III, Inc.            Delaware       100% Peoples Security Life Insurance
                                                   Company

Ramada Inn Coliseum
  Operating Company               Mississippi      100% Peoples Security Life Insurance Co.

Agency Investments III, Inc.        Delaware       100% Agency Holding III, Inc.

Ammest Realty Corporation            Texas         100% Peoples Security Life Insurance
                                                   Company

Providian Assignment Corporation    Kentucky       100% Providian Corporation

Providian Capital Management,
  Inc.                              Delaware       100% Providian Corporation

Providian Capital Management
  Real Estate Services, Inc.        Delaware       100% Providian Capital Management, Inc.

Capital Real Estate
  Development Corporation           Delaware       100% Providian Corporation

KB Currency Advisors, Inc.          Delaware       33 1/3% Capital Real Estate Development
                                                   Corporation
                                                   33 1/3% Jonathan M. Berg
                                                   33 1/3% Andrew J. Krieger

Capital General
  Development Corporation           Delaware       100% Providian Corporation

Commonwealth Life Insurance
  Company                           Kentucky       100% Capital General Development
                                                   Corporation

Agency Holding I, Inc.              Delaware       100% Commonwealth Life Insurance Company

Agency Investments I, Inc.          Delaware       100% Agency Holding I, Inc.

Commonwealth Agency, Inc.           Kentucky       100% Commonwealth Life Insurance Company

Capital 200 Block Corporation       Delaware       100% Providian Corporation

Providian Services, Inc.          Pennsylvania     100% Providian Corporation

Providian Securities
  Corporation                     Pennsylvania     100% Capital Values Financial Services,
                                                   Inc.

Wannalancit Corp.                Massachusetts     100% Providian Corporation

Capital Broadway Corporation        Kentucky       100% Providian Corporation

Providian Investment
  Advisors, Inc.                    Delaware       100% Providian Corporation

Capital Security Life
  Insurance Company              North Carolina    100% Providian Corporation
                                                   Company

Independence Automobile
  Association, Inc.                 Florida        100% Capital Security Life Insurance
                                                   Company

Independence Automobile
  Club, Inc.                        Georgia        100% Capital Security Life Insurance
                                                   Company

Southlife, Inc.                    Tennessee       100% Providian Corporation

Providian Bancorp, Inc.             Delaware       100% Providian Corporation

First Deposit Service
  Corporation                      California      100% Providian Bancorp, Inc.

First Deposit Life
  Insurance Company                 Arkansas       100% Providian Bancorp, Inc.

First Deposit National Bank      United States     100% Providian Bancorp, Inc.

Winnisquam Community
  Development Corporation        New Hampshire     96% First Deposit National Bank
                                                   4% First New Hampshire Bank

Providian National Bank          United States     100% Providian Bancorp, Inc.

Providian National Bancorp         California      100% Providian Bancorp, Inc.

Commonwealth Premium Finance       California      100% Providian National Bancorp

Providian Credit Services, Inc.       Utah         100% Providian Bancorp, Inc.

Providian Insurance Agency, Inc.  Pennsylvania     100% Providian Corporation

National Home Life
  Corporation                     Pennsylvania     100% Providian Insurance Agency, Inc.

Compass Rose Development
  Corporation                     Pennsylvania     100% Providian Insurance Agency, Inc.

Association Consultants, Inc.       Illinois       100% Providian Insurance Agency, Inc.

Valley Forge Associates, Inc.     Pennsylvania     100% Providian Insurance Agency, Inc.

Veterans Benefits Plans, Inc.     Pennsylvania     100% Providian Insurance Agency, Inc.

Veterans Insurance Services,
  Inc.                              Delaware       100% Providian Insurance Agency, Inc.

Financial Planning
  Services, Inc.               Washington, D. C.   100% Providian Insurance Agency, Inc.

Providian Auto and
  Home Insurance Company            Missouri       100% Providian Corporation

Academy Insurance Group,
  Inc.                              Delaware       100% Providian Auto and Home Insurance
                                                   Company

Academy Life Insurance
  Company                           Missouri       100% Providian Corporation

Pension Life Insurance
  Company of America               New Jersey      100% Academy Insurance Group, Inc.

Academy Services, Inc.              Delaware       100% Academy Insurance Group, Inc.

Ammest Development
  Corporation, Inc.                  Kansas        100% Academy Insurance Group, Inc.

Ammest Insurance Agency, Inc.      California      100% Academy Insurance Group, Inc.

Ammest Massachusetts
  Insurance Agency, Inc.         Massachusetts     100% Academy Insurance Group, Inc.

AMMEST Realty, Inc.               Pennsylvania     100% Academy Insurance Group, Inc.

AMPAC, Inc.                          Texas         100% Academy Insurance Group, Inc.

Ampac Insurance Agency, Inc.      Pennsylvania     100% Academy Insurance Group, Inc.

Data/Mark Services, Inc.            Delaware       100% Academy Insurance Group, Inc.

Force Financial Group, Inc.         Delaware       100% Academy Insurance Group, Inc.

Force Financial Services, Inc.   Massachusetts     100% Force Financial Group, Inc.

Military Associates, Inc.         Pennsylvania     100% Academy Insurance Group, Inc.

NCOAA Management Company             Texas         100% Academy Insurance Group, Inc.

NCOA Motor Club, Inc.               Georgia        100% Academy Insurance Group, Inc.

Unicom Administrative
  Services, Inc.                  Pennsylvania     100% Academy Insurance Group, Inc.

Unicom Administrative
  Services GmbH                     Germany        100% Unicom Administrative Services, Inc.

Providian Property and
  Casualty Insurance Company        Kentucky       100% Providian Auto and Home Insurance
                                                   Company

Providian Fire Insurance
  Company                           Kentucky       100% Providian Property and Casualty
                                                   Insurance Company

Capital Liberty, L.P.               Delaware       5% Providian Corporation (General
                                                   Partnership Interests)
                                                   76% Commonwealth Life Insurance Company
                                                   (Limited Partnership Interests)
                                                   19% Peoples Security Life Insurance
                                                   Company (Limited Partnership Interests)

Providian Life and Health
  Insurance Company                 Missouri       4% Providian Corporation
                                                   61% Commonwealth Life Insurance Company
                                                   20% Capital Liberty, L.P.
                                                   15% Peoples Security Life Insurance Company

Veterans Life Insurance Company     Illinois       100% Providian Life and Health Insurance
                                                   Company

First Providian Life and
  Health Insurance Company          New York       100% Veterans Life Insurance Company

Benefit Plans, Inc.                 Delaware       100% Providian Corporation

DurCo Agency, Inc.                  Virginia       100% Benefit Plans, Inc.

Providian Mauritius Ltd.            Mauritius      100% Providian Corporation

Providian LLC.                     British West
                                      Indies       100% Providian Corporation

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of December 10, 1996, there were 691 Adivsor's Edge Contract Owners and to date there are no PGA Retirement Annuity Contract Owners.

ITEM 28.   INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Providian Securities Corporation, which serves as the principal underwriter for the variable annuity contracts funded by Separate Account V, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and for Separate Account II of Providian Life and Health.

     (b)  Directors and Officers


                                    Positions and Officers
               Name                      with Underwriter
               ----                  ----------------------
          Jeffrey P. Lammers        President, Assistant Secretary
                                      and Director
          Kimberly A. Scouller      Vice President and Chief Compliance Officer
          John P. Fendig            Vice President & Assistant Compliance Officer
          Michael F. Lane           Vice President
          Harvey E. Willis          Vice President and Secretary
          Sarah J. Strange          Vice President
          Gregory J. Garvin         Vice President
          Elaine J. Robinson        Treasurer
          Michael G. Ayers          Controller
          Robert L. Walker          Director
          Frederick C. Kessell      Director
          Mark Nerderman            Vice President


ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Providian Life and Health in Louisville, Kentucky.

ITEM 31.   MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B.

ITEM 32.   UNDERTAKINGS.

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Registrant hereby undertakes to rely on the no-action letter dated November 28, 1988 (Ref. No. IP-6-88) with respect to language concerning withdrawal restrictions applicable to Code Section 403(b) plans. Providian Life and Health has complied with conditions 1 through 4 of the no-action letter.

     (e) The Registrant hereby undertakes that no Director has resigned due to a disagreement with the Registrant or any matter relating to the Separate Account's operations, policies or practices.

     (f) Providian Life and Health Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Providian Life and Health Insurance Company.

                                   SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT, PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V, CERTIFIES THAT IT MEETS THE REQUIREMENT OF SECURITIES ACT RULE 485(B) FOR EFFECTIVENESS OF THIS AMENDED REGISTRATION STATEMENT AND HAS CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED IN THE COUNTY OF CHESTER AND COMMONWEALTH OF PENNSYLVANIA ON THE 30TH DAY OF JANUARY, 1997.

                                    PROVIDIAN LIFE AND HEALTH INSURANCE
                                     COMPANY SEPARATE ACCOUNT V
                                     (Registrant)

                                    By: Providian Life and Health Insurance
                                     Company

                                        /s/ David J. Miller*
                                    By: ______________________________
                                            David J. Miller, President

                                    PROVIDIAN LIFE AND HEALTH INSURANCE
                                     COMPANY (DEPOSITOR)

                                        /s/ David J. Miller*
                                    By: ______________________________
                                            David J. Miller, President

      /s/ R. Michael Slaven
* By: ______________________________
          R. Michael Slaven
          Attorney-in-fact

  AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN DULY SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

             SIGNATURE                           TITLE                           DATE
             ---------                           -----                           ----
      /s/ Shailesh J. Mehta*          Chief Executive Officer                January 30, 1997
____________________________________
         Shailesh J. Mehta

       /s/ David J. Miller*           Director, President and                January 30, 1997
____________________________________  Chief Operating Officer
          David J. Miller

      /s/ Thomas B. Nesspor*          Director and Vice President            January 30, 1997
____________________________________
         Thomas B. Nesspor

       /s/ Dennis E. Brady*           Director, Senior Vice President,       January 30, 1997
____________________________________  Treasurer and Senior Financial
          Dennis E. Brady             Officer (Chief Accounting Officer)

      /s/ Julie S. Congdon*           Director, Vice President               January 30, 1997
____________________________________  & Associate General Counsel
         Julie S. Congdon

      /s/ Susan E. Martin*            Director, Vice President               January 30, 1997
____________________________________  & Secretary
          Susan E. Martin

      /s/ Kevin P. McGlynn*           Director & Senior Vice President       January 30, 1997
____________________________________
          Kevin P. McGlynn

    /s/ John C. Prestwood, Jr.*       Director, Vice President & Actuary     January 30, 1997
____________________________________
        John C. Prestwood, Jr.

      /s/ Martin Renninger*           Director & Senior Vice President       January 30, 1997
____________________________________
          Martin Renninger

       /s/ Ellen S. Rosen*            Director, Vice President               January 30, 1997
____________________________________  & Associate General Counsel
           Ellen S. Rosen

       /s/ Paul Yakulis*              Director & Senior Vice President       January 30, 1997
____________________________________
           Paul Yakulis

                          *By: /s/ R. Michael Slaven
                               ---------------------
                                   R. Michael Slaven
                                   Attorney-in-fact

                               POWER OF ATTORNEY
                               -----------------


     We the undersigned officers and directors of Providian Life and Health Insurance Company, hereby severally constitute and appoint James V. Elliott, Kimberly A. Scouller, and R. Michael Slaven, and each of them signly, our true and lawful attorney will full power to them and each of them to sign for us, and in our names in the capacities indicated below, any and all registration statements to be filed with the Securities and Exchange Commission, and any and all amendments thereto (including specifically, without limitation, post-effective amendments), for the purposes of registering variable annuity and/or life variable insurance contracts of Providian Life and Health Insurance Company for sale pursuant to the Securities Act of 1933.

     Witness our hands on the date set forth below.




        Signature                        Title                        Date
        ---------                        -----                        ----
/s/ Dennis E. Brady          Director, Senior Vice President    January 21, 1997
--------------------------   Treasurer and Senior Financial
Dennis E. Brady              Officer

/s/ Julie S. Congdon         Director, Vice President and       January 21, 1997
--------------------------   Associate General Counsel
Julie S. Congdon

/s/ Susan E. Martin          Director, Vice President and       January 21, 1997
--------------------------   Secretary
Susan E. Martin

/s/ Kevin P. McGlynn         Director and Senior Vice           January 21, 1997
--------------------------   President
Kevin P. McGlynn

/s/ David J. Miller          Director, President and Chief      January 21, 1997
--------------------------   Operating Officer
David J. Miller

/s/ Thomas B. Nesspor        Director and Vice President        January 21, 1997
--------------------------
Thomas B. Nesspor

/s/ John C. Prestwood, Jr.   Director, Vice President and       January 21, 1997
--------------------------   Actuary
John C. Prestwood, Jr.

/s/ Martin Renninger         Director and Senior Vice           January 21, 1997
--------------------------   President
Martin Renninger

/s/ Ellen S. Rosen           Director, Vice President and       January 21, 1997
--------------------------   Associate General Counsel
Ellen S. Rosen

/s/ Paul Yakulis             Director and Senior Vice           January 21, 1997
--------------------------   President
Paul Yakulis

/s/ Shailesh J. Mehta        Chief Executive Officer            January 21, 1997
--------------------------
Shailesh J. Mehta

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

                              SEPARATE ACCOUNT V
                      THE PGA RETIREMENT VARIABLE ANNUITY

                               INDEX TO EXHIBITS



EXHIBIT 9(a)    OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)    CONSENT OF COUNSEL

EXHIBIT 10      CONSENT OF INDEPENDENT AUDITORS